DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2009
Document And Entity Information Abstract
Entity registrant name	NATIONAL BANK OF GREECE SA
Entity central index key	0001096061
Document type	20-F
Document period end date	2009-12-31
Amendment flag	false
Current fiscal year end date	--12-31
Entity well known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer
Document Fiscal Year Focus	2009
Document Fiscal Period Focus	FY
Entity common stock shares outstanding	607,041,577

CONSOLIDATED BALANCE SHEETS In Thousands	Dec. 31, 2009 USD ( $)		Dec. 31, 2009 EUR ( €)		Dec. 31, 2008 EUR ( €)
ASSETS
Cash and due from banks	$ 1,754,423		€ 1,430,381		€ 1,540,170
Deposits with Central Bank	3,583,155		2,921,346		2,882,480
Securities purchased under agreements to resell	652,657		532,111		657,070
Interest bearing deposits with banks	3,775,240		3,077,953		1,750,516
Money market investments	1,520,749		1,239,867		241,257
Trading assets (includes EUR 287,072 thousand and EUR 1,762,765 thousand in 2008 and 2009 respectively, pledged as collateral)	3,885,367		3,167,740		2,056,589
Derivative assets	2,295,181		1,871,261		1,554,340
Available-for-sale securities, at fair value (includes EUR 5,988,990 thousand and EUR 3,890,964 thousand in 2008 and 2009 respectively, pledged as collateral)	19,306,631		15,740,696		12,250,841
Held to maturity securities	122,169		99,604		130,548
Equity method investments	31,065		25,327		56,988
Loans (includes EUR 1,217,420 thousand in 2008 and EUR 846,588 thousand in 2009 measured at fair value)	93,013,497		75,833,904		70,467,044
Less: Allowance for loan losses	(2,533,028)		(2,065,178)		(1,232,626)
Net loans	90,480,469		73,768,726		69,234,418
Goodwill	4,177,906		3,406,247		3,402,969
Software and other intangibles	538,619		439,136		432,134
Premises and equipment, net	1,465,353		1,194,702		1,090,802
Accrued interest receivable	1,263,627		1,030,235		1,257,942
Other assets	3,972,557		3,238,826		3,238,957
Assets classified as held for sale	0		0		71,154
TOTAL ASSETS	138,825,168		113,184,158		101,849,175
LIABILITIES AND EQUITY
Interest bearing deposits (includes EUR 2,788,892 thousand in 2008 and EUR 808,669 thousand in 2009 measured at fair value)	100,743,100		82,135,849		75,437,998
Non-interest bearing deposits	6,989,528		5,698,562		5,084,787
Total deposits	107,732,628		87,834,411		80,522,785
Securities sold under agreements to repurchase	5,501,583		4,485,440		1,757,153
Derivative liabilities	1,631,317		1,330,013		1,567,815
Other borrowed funds	381,190		310,784		537,315
Accounts payable, accrued expenses and other liabilities	5,125,709		4,178,990		4,052,852
Insurance reserves	2,847,262		2,321,373		2,032,757
Long-term debt (includes EUR 155,263 thousand in 2008 and EUR 1,489,784 in 2009 measured at fair value)	4,117,569		3,357,054		4,385,023
Liabilities classified as held- for-sale	0		0		6,322
Total liabilities	127,337,258		103,818,065		94,862,022
Redeemable non-controlling interest - Temporary equity	312,154	[1]	254,499	[1]	256,208	[1]
PERMANENT EQUITY
Preferred stock, par value of EUR 0.30 and EUR 5.00 (shares authorized, issued and outstanding: 25,000,000 and 70,000,000 respectively)	438,489		357,500		7,500
Common stock, par value of EUR 5.00 (shares authorized, issued and outstanding: 496,654,269 and 607,041,577 at 2008 and 2009 respectively)	3,722,811		3,035,208		2,483,271
Additional paid-in capital	4,756,629		3,878,079		3,267,770
Accumulated surplus	3,095,588		2,523,833		2,015,971
Accumulated other comprehensive income/(loss)	(1,860,821)		(1,517,127)		(1,696,839)
Treasury stock, at cost (6,456,504 and 337,350 shares at 2008 and 2009 respectively)	(13,033)		(10,626)		(145,277)
Total NBG shareholders' equity	10,139,663		8,266,867		5,932,396
Non-controlling interest	1,036,093	[1]	844,727	[1]	798,549	[1]
Total permanent equity	11,175,756		9,111,594		6,730,945
TOTAL LIABILITIES AND EQUITY	$ 138,825,168		€ 113,184,158		€ 101,849,175

[1]	Upon the adoption of SFAS 160 (now codified in ASC 810-10) and ASU 2009-04 (EITF Topic D-98), the non-controlling interest is retrospectively presented within "Permanent equity", except for redeemable non-controlling interest, which is retrospectively presented as "Temporary equity" at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value. For more details, refer to Note 3: "Summary of significant accounting policies-Recently issued accounting pronouncements"-adoption of ASU 2009-04 and SFAS 160.

CONSOLIDATED BALANCE SHEETS (Parentheticals)(EUR ( €)) In Thousands, except Share data	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement Of Financial Position Parentheticals Abstract
Trading assets pledged as collateral	€ 1,762,765	€ 287,072
Available-for-sale securities, at fair value pledged as collateral	3,890,964	5,988,990
Loans measured at fair value	846,588	1,217,420
Interest bearing deposits measured at fair value	808,669	2,788,892
Long-term debt measured at fair value	€ 1,489,784	€ 155,263
Common stock - Par value per share	€ 5	€ 5

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2009 USD ( $)		Dec. 31, 2009 EUR ( €)		Dec. 31, 2008 EUR ( €)		Dec. 31, 2007 EUR ( €)
Interest Income:
Loans	$ 6,181,682		€ 5,039,925		€ 5,173,987		€ 4,175,316
Securities available-for-sale	1,025,488		836,080		603,029		372,358
Securities held-to-maturity	11,560		9,425		3,052		0
Trading assets	227,793		185,720		491,151		517,348
Securities purchased under agreements to resell	35,021		28,553		95,502		121,226
Interest-bearing deposits with banks	77,904		63,515		232,311		306,182
Other	83,604		68,162		96,045		113,810
Total interest income	7,643,052		6,231,380		6,695,077		5,606,240
Interest Expense:
Deposits	2,616,837		2,133,507		2,704,685		2,032,004
Securities sold under agreements to repurchase	110,453		90,052		260,522		258,657
Other borrowed funds	42,002		34,244		32,339		55,736
Long-term debt	225,860		184,144		290,943		270,267
Other	3,886		3,168		1,452		3,220
Total interest expense	2,999,038		2,445,115		3,289,941		2,619,884
Net interest income before provision for loan losses	4,644,014		3,786,265		3,405,136		2,986,356
Provision for loan losses	(1,224,639)		(998,448)		(425,537)		(190,755)
Net interest income after provision for loan losses	3,419,375		2,787,817		2,979,599		2,795,601
Non-interest income:
Credit card fees	246,460		200,939		243,048		209,105
Service charges on deposit accounts	60,107		49,005		50,546		43,121
Other fees and commissions	615,896		502,140		554,161		626,485
Net trading loss	(106,827)		(87,096)		(329,550)		(97,693)
Net gains/(losses) on available-for-sale securities	(10,302)		(8,399)		8,415		129,816
Equity in earnings of investees and realized gains/(losses) on disposal	(34,195)		(27,879)		(23,730)		159,536
Other	1,337,900		1,090,790		1,041,676		1,077,510
Total non-interest income	2,109,039		1,719,500		1,544,566		2,147,880
Non-interest expense:
Salaries	1,538,832		1,254,610		1,197,314		1,105,003
Employee benefits	341,733		278,615		223,928		279,283
Voluntary early retirement schemes	30,123		24,559		18,173		35,806
Occupancy expenses	126,698		103,297		98,478		80,528
Equipment expenses	77,380		63,088		52,796		42,564
Depreciation of premises and equipment	150,576		122,765		104,405		91,576
Amortization of software and other intangibles	80,044		65,260		58,073		48,235
Impairment of goodwill	0		0		4,585		11,224
Deposit insurance premium	69,947		57,028		36,015		29,558
Other	2,119,698		1,728,190		1,585,229		1,524,415
Total non-interest expense	4,535,031	[1]	3,697,412	[1]	3,378,996	[1]	3,248,192	[1]
Income before income tax expense	993,383	[1]	809,905	[1]	1,145,169	[1]	1,695,289	[1]
Income tax expense	(270,605)		(220,624)		(242,081)		(311,491)
Net Income	722,778	[1]	589,281	[1]	903,088	[1]	1,383,798	[1]
Less: Net income attributable to the non-controlling interest	(76,330)	[1]	(62,232)	[1]	(81,664)	[1]	(65,007)	[1]
NET INCOME attributable to NBG shareholders	646,448		527,049		821,424		1,318,791
Net Income	722,778	[1]	589,281	[1]	903,088	[1]	1,383,798	[1]
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(69,875)	[2]	(56,969)	[2]	(1,104,887)	[2]	336,173	[2]
Net (losses)/gains on available-for-sale securities:
Net unrealized holding (losses)/gains during the period (net of tax expense/(benefit) of: EUR 18,270 thousand in 2007, EUR (191,573) thousand in 2008 and EUR 104,131 thousand in 2009)	260,097	[2]	212,057	[2]	(807,114)	[2]	52,050	[2]
Less: reclassification adjustment for net gains included in net income (net of tax (expense) of: EUR (31,703) thousand in 2007, EUR (5,578) thousand in 2008 and EUR (74,959) thousand in 2009)	(337,261)	[2]	(274,969)	[2]	(20,608)	[2]	(99,102)	[2]
Less: Reclassification adjustment for impairment of available-for-sale securities net of tax benefit of EUR 247 thousand in 2007, EUR 4,443 thousand in 2008 and EUR 84,835 thousand in 2009	335,451	[2]	273,493	[2]	13,328	[2]	742	[2]
Total net (losses)/gains on available-for-sale securities	258,287	[2]	210,581	[2]	(814,394)	[2]	(46,310)	[2]
Pension (liability)/asset (net of tax expense/(benefit)) of 9,503 thousand in 2007, EUR (38,026) thousand in 2008 and EUR 5,807 thousand in 2009	29,722	[2]	24,232	[2]	(150,214)	[2]	44,151	[2]
Total other comprehensive income, net of tax	218,134	[2]	177,844	[2]	(2,069,495)	[2]	334,014	[2]
Comprehensive Income	940,912	[2]	767,125	[2]	(1,166,407)	[2]	1,717,812	[2]
Comprehensive income attributable to the non-controlling interest	(74,039)		(60,364)		19,932		(79,226)
Comprehensive income attributable to NBG shareholders	$ 866,873		€ 706,761		€ (1,146,475)		€ 1,638,586
Earnings per share
Basic EPS	$ 1.05		€ 0.86		€ 1.48		€ 2.47
Diluted EPS	$ 1.05		€ 0.86		€ 1.48		€ 2.46
Cash dividends declared per share	$ 0		€ 0		€ 0.4		€ 1

[1]	Upon the adoption of SFAS 160 (now codified in ASC 810-10), "Net Income" is reported at amounts that include the amounts attributable to both the parent and the non-controlling interest. As a result "Total non-interest expense" has been retrospectively restated in 2007 and 2008 to exclude the non-controlling interest and "Income before income tax expense" and "Net income" have been retrospectively restated to include amounts attributable to both the parent and the non-controlling interest. The latter is retrospectively presented as an allocation of "Net income". For more details, refer to Note 3: "Summary of significant accounting policies-Recently issued accounting pronouncements"-adoption of SFAS 160.
[2]	Upon the adoption of SFAS 160 (now codified in ASC 810-10), "Net Income" and "Other comprehensive income" are reported at amounts that include the amounts attributable to both the parent and the non-controlling interest. As a result "Net income", "Foreign currency translation adjustments", "Net (losses)/gains on available-for-sale securities", "Pension (liability)/asset", "Total other comprehensive income, net of tax" and "Comprehensive income" have been retrospectively restated in 2007 and 2008 to include amounts attributable to both the parent and the non-controlling interest. The latter is retrospectively presented as an allocation of "Comprehensive income". For more details, refer to Note 3: "Summary of significant accounting policies-Recently issued accounting pronouncements"-adoption of SFAS 160.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parentheticals) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Statement And Comprehensive Income Statement Parentheticals Abstract
Tax expense on net unrealized holding gains (losses)	€ 104,131	€ (191,573)	€ 18,270
Tax expense on reclassification adjustment for net (gains)/losses included in net income	(74,959)	(5,578)	(31,703)
Tax expense on reclassification adjustment for impairment of available-for-sale securities	84,835	4,443	247
Tax expense on pension (liability)/asset	€ 5,807	€ (38,026)	€ 9,503

CONSOLIDATED STATEMENT OF EQUITY In Thousands	Common Stock EUR ( €)	Common Stock USD ( $)	Preferred Stock USD ( $)	Preferred Stock EUR ( €)	Additional Paid In Capital EUR ( €)	Additional Paid In Capital USD ( $)	Accumulated Surplus USD ( $)	Accumulated Surplus EUR ( €)		Accumulated Other Comprehensive Income (Loss) USD ( $)	Accumulated Other Comprehensive Income (Loss) EUR ( €)	Treasury Stock EUR ( €)	Treasury Stock USD ( $)	Noncontrolling Interest EUR ( €)		Noncontrolling Interest USD ( $)	Total USD ( $)	Total EUR ( €)
Balance (Common stock: 475,287,219 of par value EUR 5.0 each, 477,198,461 of par value EUR 5.0 each, 496,654,269 shares of par value EUR 5.0 each and 607,041,577 shares of par value EUR 5.0 each at 2006, 2007, 2008 and 2009 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 882,560, 502,500, 6,456,504 and 337,350 shares at 2006, 2007, 2008 and 2009 respectively) as of at Dec. 31, 2006	€ 2,376,436			€ 0	€ 2,413,066			€ 924,616			€ (48,735)	€ (26,826)		€ 788,645				€ 6,427,202
Effect of adoption of amendments in ASU 2009 04 (EITF Topic D-98)								(217,186)	[1]					(151,768)	[1]			(368,954)
As adjusted	2,376,436			0	2,413,066			707,430			(48,735)	(26,826)		636,877				6,058,248
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding														(176,836)				(176,836)
NET INCOME								1,318,791										1,318,791
Net Income attributable to noncontrolling interest-permanent equity														30,767				30,767
Net change in fair value of securities available for sale											(38,281)			(8,592)				(46,873)
Foreign currency translation adjustments											315,070			10,902				325,972
Pension liability											43,006			1,216				44,222
Share options exercised of par value EUR 5.0 each (1,561,242 shares in 2007, 387,970 shares in 2008 and 19,693 shares in 2009) and above par value of EUR 18.6 each in 2007, EUR 17.12 each in 2008 and EUR 15.9 each in 2009	7,806				29,028													36,834
Capitalization of accumulated surplus (350,000 shares of par value EUR 5.0 each)	1,750							(1,750)										0
Sale of treasury stock (4,378,385 5,802,272 and 17,624,305 shares during 2007, 2008 and 2009 respectively) net of tax expense of EUR 2,906 thousand, EUR (3,614) thousand and EUR (957) thousand in 2007, 2008 and 2009 respectively					12,353							174,924						187,277
Purchase of treasury stock (3,993,215, 11,756,276 and 11,505,151 shares during 2007, 2008 and 2009 respectively)												(169,497)						(169,497)
Acquisition of subsidiary												(202)						(202)
Share based payments					33,793													33,793
Dividends								(446,997)										(446,997)
Treasury stock dividends paid to subsidiaries					679													679
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests								(157,731)										(157,731)
Balance (Common stock: 475,287,219 of par value EUR 5.0 each, 477,198,461 of par value EUR 5.0 each, 496,654,269 shares of par value EUR 5.0 each and 607,041,577 shares of par value EUR 5.0 each at 2006, 2007, 2008 and 2009 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 882,560, 502,500, 6,456,504 and 337,350 shares at 2006, 2007, 2008 and 2009 respectively) as of at Dec. 31, 2007	2,385,992			0	2,488,919			1,419,743			271,060	(21,601)		494,334				7,038,447
Effect of adoption of fair value option on loan receivables and long term debt								46,970						(101)				46,869
As adjusted	2,385,992			0	2,488,919			1,466,713			271,060	(21,601)		494,233				7,085,316
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding														324,342				324,342
NET INCOME								821,424										821,424
Net Income attributable to noncontrolling interest-permanent equity														59,964				59,964
Net change in fair value of securities available for sale											(785,324)			(29,027)				(814,351)
Foreign currency translation adjustments											(1,032,477)			(50,879)				(1,083,356)
Pension liability											(150,098)			(84)				(150,182)
Share options exercised of par value EUR 5.0 each (1,561,242 shares in 2007, 387,970 shares in 2008 and 19,693 shares in 2009) and above par value of EUR 18.6 each in 2007, EUR 17.12 each in 2008 and EUR 15.9 each in 2009	1,940				6,642													8,582
Sale of treasury stock (4,378,385 5,802,272 and 17,624,305 shares during 2007, 2008 and 2009 respectively) net of tax expense of EUR 2,906 thousand, EUR (3,614) thousand and EUR (957) thousand in 2007, 2008 and 2009 respectively					(2,292)							155,573						153,281
Purchase of treasury stock (3,993,215, 11,756,276 and 11,505,151 shares during 2007, 2008 and 2009 respectively)												(279,249)						(279,249)
25,000,000 preference shares of par EUR 0.3 each were issued above par of EUR 15.8 each less issue costs of EUR (12,363) thousand, net of tax and issuance of preference shares (70,000,000,of par value EUR 5.0 each)				7,500	382,775													390,275
Share based payments					10,503													10,503
Dividends								(8,093)										(8,093)
Treasury stock dividends paid to subsidiaries					27													27
Preferred dividend								(32,685)										(32,685)
Stock dividend in 2008 (19,067,838 shares) less issue costs of EUR 161 thousand, net of tax	95,339				381,196			(476,696)										(161)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests								245,308										245,308
Balance (Common stock: 475,287,219 of par value EUR 5.0 each, 477,198,461 of par value EUR 5.0 each, 496,654,269 shares of par value EUR 5.0 each and 607,041,577 shares of par value EUR 5.0 each at 2006, 2007, 2008 and 2009 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 882,560, 502,500, 6,456,504 and 337,350 shares at 2006, 2007, 2008 and 2009 respectively) as of at Dec. 31, 2008	2,483,271	3,045,837	9,199	7,500	3,267,770	4,008,058	2,472,673	2,015,971		(2,081,245)	(1,696,839)	(145,277)	(178,188)	798,549		979,454	8,255,788	6,730,945
As adjusted	2,483,271	3,045,837	9,199	7,500	3,267,770	4,008,058	2,472,673	2,015,971		(2,081,245)	(1,696,839)	(145,277)	(178,188)	798,549		979,454	8,255,788	6,730,945
Changes of non-controlling interest due to acquisitions, establishments, capital contributions and changes in subsidiaries shareholding														7,110		8,721	8,721	7,110
Purchase of subsidiaries shares from non-controlling interest					(297)	(364)											(364)	(297)
NET INCOME							646,448	527,049									646,448	527,049
Net Income attributable to noncontrolling interest-permanent equity														40,412		49,567	49,567	40,412
Net change in fair value of securities available for sale										258,977	211,144			(2,530)		(3,103)	255,874	208,614
Foreign currency translation adjustments										(68,429)	(55,790)			1,181		1,448	(66,981)	(54,609)
Pension liability										29,876	24,358			5		6	29,882	24,363
110,367,615 shares of par value EUR 5.0 were issued in 2009 through a rights issue of EUR 695,316 less of issue costs of EUR (41,798), net of tax	551,838	676,853			653,518	801,568											1,478,421	1,205,356
Share options exercised of par value EUR 5.0 each (1,561,242 shares in 2007, 387,970 shares in 2008 and 19,693 shares in 2009) and above par value of EUR 18.6 each in 2007, EUR 17.12 each in 2008 and EUR 15.9 each in 2009	99	121			313	384											505	412
Sale of treasury stock (4,378,385 5,802,272 and 17,624,305 shares during 2007, 2008 and 2009 respectively) net of tax expense of EUR 2,906 thousand, EUR (3,614) thousand and EUR (957) thousand in 2007, 2008 and 2009 respectively					(52,512)	(64,408)						363,117	445,378				380,970	310,605
Purchase of treasury stock (3,993,215, 11,756,276 and 11,505,151 shares during 2007, 2008 and 2009 respectively)												(228,466)	(280,223)				(280,223)	(228,466)
25,000,000 preference shares of par EUR 0.3 each were issued above par of EUR 15.8 each less issue costs of EUR (12,363) thousand, net of tax and issuance of preference shares (70,000,000,of par value EUR 5.0 each)			429,290	350,000	(3,420)	(4,195)											425,095	346,580
Share based payments					12,707	15,586											15,586	12,707
Preferred dividend							(51,750)	(42,192)									(51,750)	(42,192)
New redeemable non-controlling interest, redemption of redeemable non-controlling interest and changes in the redemption amount of redeemable non-controlling interests							28,217	23,005									28,217	23,005
Balance (Common stock: 475,287,219 of par value EUR 5.0 each, 477,198,461 of par value EUR 5.0 each, 496,654,269 shares of par value EUR 5.0 each and 607,041,577 shares of par value EUR 5.0 each at 2006, 2007, 2008 and 2009 respectively), (Preferred stock: 25,000,000 of par value EUR 0.3 each and 70,000,000 of par value EUR 5.0 each), (Treasury stock: 882,560, 502,500, 6,456,504 and 337,350 shares at 2006, 2007, 2008 and 2009 respectively) as of at Dec. 31, 2009	€ 3,035,208	$ 3,722,811	$ 438,489	€ 357,500	€ 3,878,079	$ 4,756,629	$ 3,095,588	€ 2,523,833		$ (1,860,821)	€ (1,517,127)	€ (10,626)	$ (13,033)	€ 844,727		$ 1,036,093	$ 11,175,756	€ 9,111,594

[1]	Upon the adoption of SFAS 160 (now codified in ASC 810 10), the non controlling interest, except for "Redeemable noncontrolling interest", is retrospectively presented within "Permanent equity" and a reconciliation of opening to closing non controlling interest is presented in the statement of equity. Further, following the adoption of certain amendments in ASU 2009 04 (EITF Topic D 98), redeemable non controlling interest is retrospectively measured at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810 10 or the redemption value. The net effect, net of tax, of adopting ASU 2009 04 on January 1, 2007 on opening accumulated surplus and on accumulated non controlling interest was a reduction of EUR 217.2 million and EUR 151.8 million, respectively. For more details, refer to Note 3: "Summary of significant accounting policies-Recently issued accounting pronouncements" to the US GAAP Financial Statements.

CONSOLIDATED STATEMENT OF EQUITY (Parentheticals) In Thousands, except Share data	12 Months Ended								12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2009 EUR ( €)	Dec. 31, 2008 EUR ( €)	Dec. 31, 2007 EUR ( €)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009 Preferred Stock [Member] EUR ( €)	Dec. 31, 2008 Preferred Stock [Member] EUR ( €)	Dec. 31, 2009 Greek State Preferred Stock [Member] EUR ( €)	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock EUR ( €)	Dec. 31, 2007 Common Stock EUR ( €)	Dec. 31, 2009 Preferred Stock	Dec. 31, 2009 Additional Paid In Capital EUR ( €)	Dec. 31, 2009 Additional Paid In Capital	Dec. 31, 2008 Additional Paid In Capital EUR ( €)	Dec. 31, 2007 Additional Paid In Capital EUR ( €)	Dec. 31, 2008 Additional Paid In Capital	Dec. 31, 2008 Accumulated Surplus	Dec. 31, 2007 Accumulated Surplus EUR ( €)	Dec. 31, 2009 Treasury Stock	Dec. 31, 2008 Treasury Stock	Dec. 31, 2007 Treasury Stock
Common stock - Number of shares				607,041,577	496,654,269				496,654,269	477,198,461	475,287,219
Common stock - Par value per share	€ 5									€ 5	€ 5
Preferred stock - Number of shares						25,000,000	25,000,000	70,000,000
Preferred stock - Par value per share						€ 0.3	€ 0.3	€ 5
Treasury stock - Number of shares				337,350	6,456,504															6,456,504	502,500	882,560
Issuance of common stock - Number of shares									110,367,615					110,367,615
Issuance of common stock - Par value per share issued	€ 5	€ 5								€ 5	€ 5
Issuance of common stock - Above par value adjustments to additional paid in capital													€ 695,316
Issuance of common stock - Adjustments to additional paid in capital for issue costs													(41,798)
Share options exercised - Number of shares			1,561,242						19,693	387,970	1,561,242			19,693	387,970	1,561,242
Share options exercised - Par value per share option exercised	€ 5	€ 5								€ 5	€ 5
Share options exercised - Above par value	€ 15.9	€ 17.12	€ 18.6										€ 15.9		€ 17.12	€ 18.6
Capitalization of accumulated surplus - Number of shares											350,000								350,000
Capitalization of accumulated surplus - Par value per share			€ 5																€ 5
Stock dividend - Number of shares		19,067,838								19,067,838					19,067,838			19,067,838
Stock dividend - Par value per share			€ 5																€ 5
Stock dividend - Issue Costs															(161)
Issuance of preferred stock - Number of shares					25,000,000							70,000,000					25,000,000
Issuance of preferred stock - Par value per share						€ 0.3	€ 0.3	€ 5
Issuance of preferred stock - Above par value		€ 15.8													€ 15.8
Issuance of preferred stock - Issue Costs															(12,363)
Gain/loss on sale of treasury stock - Tax expense													€ (957)		€ (3,614)	€ 2,906
Treasury stock - Sales																				17,624,305	5,802,272	4,378,385
Treasury stock - Purchases																				11,505,151	11,756,276	3,993,215
Treasury stock - Acquisition of subsidiary																						5,110
Common stock - Number of shares				607,041,577	496,654,269						477,198,461
Common stock - Par value per share	€ 5	€ 5								€ 5	€ 5
Preferred stock - Number of shares						25,000,000	25,000,000	70,000,000
Preferred stock - Par value per share						€ 0.3	€ 0.3	€ 5
Treasury stock - Number of shares				337,350	6,456,504																	502,500

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands	12 Months Ended
	Dec. 31, 2009 USD ( $)		Dec. 31, 2009 EUR ( €)		Dec. 31, 2008 EUR ( €)		Dec. 31, 2007 EUR ( €)
Cash flows from Operating Activities:
Net Income	$ 722,778	[1]	€ 589,281	[1]	€ 903,088	[1]	€ 1,383,798	[1]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Provision for loan losses	1,224,639		998,448		425,537		190,755
Net gain on sale of premises and foreclosed assets	(2,150)		(1,753)		(67,709)		(70,086)
Net realized gain on sales of available-for-sale securities	(429,203)		(349,929)		(26,187)		(130,805)
Other Than Temporary Impairment of AFS securities	439,504		358,328		17,772		989
Equity in earnings of equity method investees	22,752		18,550		20,664		(28,603)
Depreciation of premises and equipment	150,576		122,765		104,405		91,576
Amortization of software and other intangibles	80,044		65,260		58,073		48,235
Impairment of goodwill	0		0		4,585		11,224
Share based payments	15,586		12,707		10,503		33,793
Pension Liability	36,844		30,039		(187,784)		48,376
Provision for deferred income taxes	69,761		56,876		81,958		79,350
Net (gain)/loss on the disposal of equity investments	11,442		9,329		3,066		(130,914)
Net (gains) from changes in fair value of financial instruments designated at fair value	(160,774)		(131,079)		(78,478)		0
Gain on debt extinguishment	(275,583)		(224,683)		(361,325)		0
Other	30,016		24,472		1,894		0
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets market-to-market through the profit and loss	(2,999,200)		(2,445,248)		4,779,170		974,342
Accrued interest receivable	279,292		227,707		(414,266)		(143,015)
Other assets	(818,217)		(667,092)		267,107		(443,324)
Accounts payable, accrued expenses and other liabilities	791,325		645,167		20,313		419,667
Insurance reserves	354,000		288,616		108,458		190,733
Cash flows provided by/(used in) operating activities	(456,568)		(372,239)		5,670,844		2,526,091
Cash Flows from Investing Activities
Purchases of Available-for-Sale securities	(28,949,680)		(23,602,674)		(18,581,579)		(14,723,293)
Sales proceeds from Available-for-Sale securities	25,230,705		20,570,594		14,019,940		14,319,322
Maturities, prepayments and calls of Available-for-Sale securities	221,500		180,589		156,461		82,646
Activities in held-to-maturity securities:
Maturities, prepayments and calls	969,832		790,704		0		0
Purchases	(931,878)		(759,760)		(66,303)		0
Acquisition of subsidiary companies net of cash acquired and increase of controlling interest	0		0		(495,714)		(1,780,310)
Sale of subsidiaries	0		0		0		1,678
Purchases of premises and equipment	(240,900)		(196,406)		(249,665)		(217,997)
Proceeds from sales of premises and equipment	9,372		7,641		116,173		98,744
Disposals / (acquisitions) of equity investments	(7,448)		(6,072)		3,682		323,762
Net cash provided by (used in):
Deposits With Central bank	(47,671)		(38,866)		(510,335)		(261,954)
Loan origination and principal collections	(6,774,949)		(5,523,616)		(15,200,642)		(12,142,642)
Securities purchased under agreements to resell	153,268		124,959		758,618		1,009,112
Interest bearing deposits with banks	(1,628,158)		(1,327,437)		26,907		522,056
Money market investments	(285,312)		(232,615)		12,777		113,619
Other	(93,317)		(76,081)		(94,422)		(93,165)
Cash flows used in investing activities	(12,374,636)		(10,089,040)		(20,104,102)		(12,748,422)
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt	3,012,480		2,456,075		1,020,169		2,725,366
Principal repayments and retirements of long-term debt	(3,836,355)		(3,127,780)		(1,465,965)		(1,752,384)
Proceeds from issuance of common and preferred stock (net of issue costs)	1,459,051		1,189,564		394,520		36,834
Treasury stock purchased	(280,223)		(228,466)		(279,249)		(169,497)
Proceeds from sales of treasury stock	382,144		311,562		149,667		190,183
Capital contribution by non-controlling interest holders	0		0		310,097		379,469
Dividends paid	(52,539)		(42,835)		(212,145)		(474,608)
Net cash provided by/(used in):
Deposits	8,951,506		7,298,163		13,655,256		10,948,335
Securities sold under agreements to repurchase	3,346,360		2,728,287		(1,752,372)		472,022
Other borrowed funds	(277,850)		(226,531)		63,649		180,687
Cash flows provided by/(used in) financing activities	12,704,574		10,358,039		11,883,627		12,536,407
Effect of exchange rate change on cash and due from banks	(8,043)		(6,559)		(136,957)		48,732
Net increase/(decrease) in cash and due from banks	(134,673)		(109,799)		(2,686,588)		2,362,808
Cash and due from banks at beginning of year	1,889,096		1,540,170		4,226,768		1,863,974
Cash and due from banks at end of year	1,754,423		1,430,371		1,540,180		4,226,782
Cash and due from banks at end of year (assets classified as held for sale)	0		10		(10)		(14)
Cash and due from banks at end of year	1,754,423		1,430,381		1,540,170		4,226,768
Supplemental Disclosure of Cash Flow Information:
Income taxes	93,698		76,392		33,739		185,782
Interest	3,818,993		3,113,625		3,241,674		2,370,656
Stock dividend (note 33)	$ 0		€ 0		€ 476,696		€ 0

[1]	Upon the adoption of SFAS 160 (now codified in ASC 810-10), "Net Income" is reported at amounts that include the amounts attributable to both the parent and the non-controlling interest. As a result "Total non-interest expense" has been retrospectively restated in 2007 and 2008 to exclude the non-controlling interest and "Income before income tax expense" and "Net income" have been retrospectively restated to include amounts attributable to both the parent and the non-controlling interest. The latter is retrospectively presented as an allocation of "Net income". For more details, refer to Note 3: "Summary of significant accounting policies-Recently issued accounting pronouncements"-adoption of SFAS 160.

ORGANIZATION	12 Months Ended
Dec. 31, 2009
Nature Of Operations Abstract
ORGANIZATION

NOTE 1: ORGANIZATION

The National Bank of Greece S.A. (the "Bank") was incorporated in the Hellenic Republic in 1841. The National Bank of Greece S.A. and subsidiaries (the "Group") is involved in diversified financial services activities including retail and commercial banking, global investment management, investment banking, insurance, investment activities and securities trading. The Group's non-financial service activities include hotels, warehouse management and real estate investments. The Group operates in Greece, Turkey, UK, South Eastern Europe, Cyprus, Malta, Egypt and South Africa.

REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS	12 Months Ended
Dec. 31, 2009
Reporting Currency Abstract
REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS

NOTE 2: REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS

The financial statements of the Group as of December 31, 2009, are expressed in Euro (EUR). The translation of EUR amounts into US dollar amounts is presented solely for the convenience of the reader and should not be construed as representations that the amounts stated in EUR have been or could have been or could be now or at any time in the future converted into US dollars at this or any other rate of exchange. The exchange rate used for the purpose of this disclosure is the noon buying rate in New York City for cable transfers in foreign currencies, as certified for customs by the Board of Governors of the Federal Reserve Bank of New York on June 1, 2010 which was EUR 0.8153 to USD 1.00 (EUR 0.6977 to USD 1.00 on December 31, 2009).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2009
Significant Accounting Policies Abstract
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Group in preparing these financial statements.

Basis of presentation—The accounting records of the Group are maintained in accordance with the provisions of the Greek Company Law, the Greek Banking Chart of Accounts, the Greek Books and Records Code and the Bank of Greece regulations (collectively, Greek GAAP), except for foreign subsidiaries which maintain their accounting records in accordance with the legislation and regulations of the country in which they operate. Necessary adjustments are made, for financial reporting purposes, in order to comply with accounting principles generally accepted in the United States of America (U.S. GAAP).

Principles of consolidation—The consolidated financial statements of the Group include the accounts of the Bank and its direct and indirect subsidiaries, other than variable interest entities (VIEs), in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control, for entities in which the equity holders have substantive voting interests. The Group also consolidates VIEs where the Group is the primary beneficiary because it has a variable interest (or combination of variable interests) that absorbs a majority of the VIE's expected losses, receives a majority of the VIE's expected residual returns, or both. The effects of inter-company transactions and balances have been eliminated.

Redeemable non-controlling interest—Non-controlling interests (NCI) that are subject to put options held by third parties are accounted for as redeemable equity instruments. Redeemable NCI is presented outside "Permanent equity" as "Temporary equity". Such redeemable NCI is measured initially at fair value and subsequently at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value, with any subsequent changes recognized immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. This adjustment is determined after the attribution of net income or loss of the subsidiary pursuant to ASC 810-10. Such changes are recognized directly in "Accumulated Surplus".

Foreign currency translation—Assets, liabilities and operations of foreign branches and subsidiaries are recorded based on the functional currency of each entity. The functional currency is the local currency for the majority of the foreign operations. The assets, liabilities and equity are translated, for consolidation purposes, from the other local currencies to the reporting currency, EUR, at the current exchange rates. The resulting gains or losses are reported as a component of other comprehensive income and losses within shareholder's equity. Transactions executed in other than local currencies are first translated into the local reporting currency. Any related currency exchange adjustments are included in net trading profit/(loss).

Statement of cash flows—For the purposes of the consolidated statements of cash flows, cash and cash equivalents are defined as those amounts included in the balance sheet caption "Cash and due from banks".

Securities: Trading, Available-for-Sale (AFS), Held-to-Maturity (HTM), Money market investments—Debt securities are classified as trading, available-for-sale or held-to-maturity and equity securities are classified as trading or available-for-sale, based on management's intention on the date of purchase. Debt securities which management has the positive intent and ability to hold to maturity are classified as held-to-maturity and are reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of resale in the near term are classified as trading instruments and are stated at fair value with realized and unrealized gains and losses included in net trading profit or loss. All other debt and equity securities are classified as available for sale and carried at fair value with net unrealized gains and losses included in accumulated other comprehensive income on a net of tax basis. Interest and dividends on securities, including amortization of premiums and accretion of discounts are included in interest income. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis determined using the average cost method for each individual security. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income for available-for-sale securities, while such losses related to held-to-maturity securities are not recorded, as these investments are carried at their amortized cost (less any other-than-temporary impairment).

The Group conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether an Other-than-Temporary-Impairment (OTTI) exists. Prior to January 1, 2009 the Group used FSP FAS 115-2 and FAS 124-2 (now ASC 320-10-35, Investments—Debt and Equity Securities: Subsequent Measurement) to assess whether other than temporary impairments occurred and accordingly, any unrealized loss identified as other than temporary in debt or equity securities was recorded directly in earnings based on the difference between the current fair value and its respective average cost of acquisition. As of January 1, 2009, the Group adopted ASC 320-10 and therefore, any credit-related impairment related to debt securities that the Group does not plan to sell and is not likely to be required to sell is recognized in earnings as unrealized losses, with the non-credit-related impairment retained in accumulated other comprehensive income. For other impaired debt securities, the entire impairment continues to be recognized in earnings as unrealized losses.

Factors considered in determining whether a loss is temporary include (a) the length of time for which fair value has been below cost; (b) the severity of the impairment; (c) the cause of the impairment and the financial condition and near-term prospects of the issuer; (d) activity in the market of the issuer which may indicate adverse credit conditions; and (e) the Group's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

For investments in equity securities (including mutual fund units), the Group considers the various factors described above, including its intent and ability to hold the equity security for a period of time sufficient for recovery of cost. In general, a significant and prolonged unrealized loss is an OTTI unless significant and robust evidence to the contrary exists.

When the Group lacks that intent or ability, the security's decline in fair value is deemed to be other than temporary and is recorded in earnings. Available-for-sale equity securities deemed other-than-temporarily impaired are written down to fair value, with the full difference between fair value and amortized cost recognized in earnings.

Money market investments include treasury bills that are held for short term liquidity management purposes and whose fair value approximates their carrying amount.

Transfers between categories of investments—When rare circumstances cause significant deterioration in the trading activity or substantially affect the observable prices of investment securities classified in the trading category, the Group transfers such securities out of the trading category and into the held-to-maturity or available-for-sale categories, provided the securities meet definition of the respective category at the date of transfer.

If there is a change in intention or ability to hold a debt security to maturity, the Group transfers such securities out of the available-for-sale category and into the held-to-maturity category, provided the instruments meet the definition of the latter at the date of reclassification.

For securities reclassified as described above, the fair value at the date of transfer becomes the new amortized cost at that date.

When the securities transferred out of the trading category include embedded derivatives, the Group reassesses at the reclassification date, whether the embedded derivatives need to be separated from the host contract, on the basis of the circumstances that existed when the Group became a party to the contract.

Derivatives and Hedging activities—All derivatives are recognized on the consolidated balance sheet at fair value, without taking into consideration the effects of legally enforceable master netting agreements that allow the Group to settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Derivatives are recorded as derivative assets or liabilities. The Group's management exercises judgment in determining the fair value of financial assets and liabilities. In general, for exchange-traded contracts, fair value is based on quoted market prices. For non-exchange traded contracts, fair value is based on dealer quotes, pricing models, discounted cash flow analysis or quoted prices for instruments with similar characteristics. Valuations of derivative assets and liabilities reflect the value of the instrument including the values associated with counterparty risk. These values must also take into account the Group's own credit standing, thus including in the valuation of the derivative instrument the value of the net credit differential between the counterparties to the derivative contract. The Group designates a derivative as held for trading or hedging purposes when it enters into a derivative contract. The designation may subsequently change based upon management's reassessment or changing circumstances.

Derivatives designated as held for trading activities are included in derivative assets or liabilities with changes in fair value reflected in net trading profit or loss.

The Group occasionally purchases or issues financial instruments containing embedded derivatives. The embedded derivative is separated from the host contract and carried at fair value if the economic characteristics and risks of the derivative are not clearly and closely related to the economic characteristics of the host contract.

Equity method investments—Equity investments in which the Group exercises significant influence but does not control, are initially recorded at cost and the carrying amount of the investments is adjusted to recognize the Group's share of the earnings or losses of investees after the date of acquisition. The amount of the adjustment, after elimination of any intercompany gains and losses and impairment of goodwill, if any, is included in the determination of the Group's net income. Dividends received by the Group from its equity method investments reduce the carrying amount of those investments.

The excess of the cost of acquisition of the investments and the Group's equity in the investees underlying net assets represents purchased goodwill. Equity method investment goodwill is not amortized but all equity investments are reviewed for impairment annually.

Loans and leases—Loans are included at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to income using the effective interest rate method.

Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment to yield of the related loans. There are no loans that have been originated which are intended for sale in the secondary market.

Loans include aggregate rentals on lease financing transactions and residual values net of related unearned income. Lease financing transactions represent direct financing leases. Unearned income is amortized under a method that results in an approximate level rate of return when related to the unrecovered lease investment.

Loans acquired in a purchase business combination with evidence of credit quality deterioration since origination, for which it is probable at purchase that the Group will be unable to collect all contractually required payments are accounted for under ASC 310-30 "Loans and Debt Securities Acquired with Deteriorated Credit Quality". ASC 310-30 addresses accounting for differences between contractual cash flows and cash flows expected to be collected from an investor's initial investment in loans acquired in a transfer if those differences are attributable, at least in part, to credit quality. ASC 310-30 requires impaired loans to be recorded at fair value and prohibits "carrying over" or the creation of valuation allowances in the initial accounting of loans acquired in a transfer that are within its scope. Under ASC 310-30, the excess of cash flows expected at purchase over the purchase price allocated, is recorded as interest income over the life of the loan.

Non-accruing loans—In general, the accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well secured and in process of collection. Residential real estate loans are placed on non-accrual at the time the loan is 180 days delinquent. In all cases, loans are placed on non-accrual, or written-off at an earlier date, if collection of principal or interest is considered doubtful.

The interest on these loans is accounted for on a cash-basis, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are reasonably assured of repayment within a reasonable time frame and when the borrower has demonstrated payment performance of cash or equivalents for a minimum of six months.

Non-performing loans—Domestic non-performing loans are generally defined as those loans where principal or interest is more than 180 days, except for unsecured consumer loans and credit cards for which 120 and 150 days is the applicable period. Foreign non-performing loans are defined as those loans in delay for more than 90 days except mortgage loans which are considered non-performing at the time the loan is 180 days delinquent. Loans may be classified as non-performing earlier if deemed in default.

Allowance for loan losses—The allowance for loan losses is management's estimate of probable incurred loan losses in the lending portfolios. Additions to the allowance for loan losses are made by charges to the provision for loan losses. Credit exposures deemed to be uncollectible are charged against the allowance for loan losses. Recoveries of amounts previously charged as uncollectible are credited to the allowance for loan losses.

The Group performs periodic and systematic detailed reviews of its lending portfolios to identify inherent risks and to assess the overall collectability of those portfolios. The allowance on certain homogeneous loan portfolios, which generally consist of consumer and mortgage loans, is based on aggregated portfolios of homogeneous loans' evaluations, generally by loan type.

Loss forecast models are utilized for portfolios of homogeneous loans which consider a variety of factors including, but not limited to, historical loss experience, anticipated defaults or foreclosures based on portfolio trends, delinquencies and credit scores, and expected loss factors by loan type. The remaining loan portfolios are reviewed on an individual loan basis.

Under Greek regulations, non-performing loans cannot be written off until legal remedies for recovery, which can be a very lengthy process, have been exhausted. Historical loss amounts include both amounts actually written off and amounts that are expected to be written off, but for which not all legal remedies for recovery have been fully exhausted.

Loans subject to individual reviews are analyzed and segregated by risk according to the Group's internal risk rating scale. These risk classifications, in conjunction with an analysis of historical loss experience, current economic conditions and performance trends within specific portfolio segments, and any other pertinent information (including individual valuations on non-performing loans in accordance with ASC 310-10-35 "Receivables—Subsequent Measurement") result in the estimation allowances for loan losses. If necessary, an allowance for loan losses is established for individually impaired loans. A loan is considered impaired when, based on current information and events, it is probable that the Group will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the agreement.

Once a loan has been identified as individually impaired, management measures impairment in accordance with ASC 310-10-35. Individually impaired loans are measured based on the present value of payments expected to be received, or for loans that are solely dependent on the collateral for repayment, the estimated fair value of the collateral. If the recorded investment in impaired loans exceeds the measure of estimated fair value, a specific allowance is established as a component of the allowance for loan losses.

Fair Value—The Group measures the fair market values of its financial instruments in accordance with ASC 820 "Fair Value Measurements and Disclosures", which establishes a framework for measuring fair value and also provides certain disclosure requirements. Also in accordance with ASC 820, the Group categorizes its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading account assets and liabilities, derivative assets and liabilities, AFS debt and marketable equity securities, and certain other assets are carried at fair value. The Group has also elected to carry certain assets and liabilities at fair value in accordance with ASC 825 "Financial Instruments", including certain loans and long-term debt. ASC 825 allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

The fair value disclosures are presented in note 37.

Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, as well as debt securities without quoted prices and certain derivative contracts whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes government and corporate debt securities with prices in markets that are not active and over-the-counter (OTC) derivative contracts.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities become unobservable or observable respectively, in the current marketplace.

Goodwill, software and other intangibles—Net assets of companies acquired in purchase transactions are recorded at fair value at the date of the acquisition. As such, the historical cost basis of individual assets and liabilities are adjusted to reflect their fair value. Following the adoption of SFAS 160 (now codified in ASC 810-10) "Non-controlling Interests in Consolidated Financial Statements-an amendment of ARB No.51" the Group accounts for changes in an ownership interest in a subsidiary that does not result in deconsolidation as equity transaction if it retains its controlling financial interest in the subsidiary. Identified intangibles are amortized on a straight-line basis over the period benefited. Goodwill is not amortized, but is reviewed at the reporting unit level for potential impairment at least on an annual basis at the end of the reporting period, or if events or circumstances indicate a potential impairment more frequently. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, an additional procedure must be performed. That additional procedure compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Intangible assets subject to amortization are evaluated for impairment if events and circumstances indicate a possible impairment. There were no events or changes in circumstances in 2009, 2008, and 2007 that indicated the carrying amounts of our intangibles may not be recoverable. Intangible assets are amortized using an estimated range of anticipated lives, which are 3 to 12 years for software and 6 to 11 years for intangibles arising on acquisitions such as customer relationships and core deposits. Trade names have indefinite useful lives.

Premises and equipment—Tangible fixed assets, including buildings are stated at cost less accumulated depreciation, except for land, which is stated at cost. Depreciation is provided on a straight-line depreciation basis over the estimated useful lives of individual assets and classes of assets. Maintenance, repairs and minor alterations are expensed as incurred.

Long-lived assets that are held, including those that are to be disposed of, are evaluated periodically for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Impairment is evaluated by determining if the difference between the expected undiscounted future cash flows of a long-lived asset is lower than its carrying value. In event of impairment, the Group recognizes a loss for the difference between the carrying amount and the estimated fair value of the asset. The impairment loss, if any, is reflected in non-interest expense.

Special purpose financing entities—The Group is involved with special-purpose entities (SPEs) in the normal course of business. The primary uses of SPEs are to obtain sources of liquidity for the Group. The Group is also involved in SPEs used for the securitization of certain loans as discussed below. SPEs used by the Company are accounted for as VIEs.

VIEs are entities defined in ASC 810 "Consolidation" as entities which either have a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest (i.e., ability to make significant decisions through voting rights, right to receive the expected residual returns of the entity, and obligation to absorb the expected losses of the entity). Investors that finance the VIE through debt or equity interests, or other counterparties that provide other forms of support, such as guarantees, or subordinated fee arrangements, are variable interest holders in the entity. The variable interest holder, if any, that will absorb a majority of the entity's expected losses, receive a majority of the entity's expected residual returns, or both, is deemed to be the primary beneficiary and must consolidate the VIE. Consolidation of a VIE is based on expected losses and residual returns. Consolidation of a VIE is determined based primarily on variability generated in scenarios that are considered most likely to occur, rather than based on scenarios that are considered more remote. Certain variable interests may absorb significant amounts of losses or residual returns contractually, but if those scenarios are considered very unlikely to occur, they may not lead to consolidation of the VIE.

All of these facts and circumstances are taken into consideration when determining whether the Company has variable interests that would deem it the primary beneficiary and, therefore, require consolidation of the related VIE.

For additional information on other special purpose financing entities, see note 14.

Securitization—The Group securitizes, sells and services interests in residential mortgage loans, credit cards, consumer and commercial loans. In general the loans are sold to SPEs, which issue securities collateralized with these assets. The accounting for these activities is governed by ASC 860 "Transfers and Servicing". In accordance with ASC 860, a transfer of financial assets (of all or a portion of the financial asset) in which the Group surrenders control over these financial assets shall be accounted for as a sale to the extent that consideration, other than beneficial interests in the transferred assets, is received in exchange. The Group has surrendered control over transferred assets if and only if all of the following conditions are met:

(a)       The transferred assets have been isolated from the Group—put presumptively beyond the reach of the Group and its creditors, even in bankruptcy or other receivership.

(b)       Each transferee has the right to pledge or exchange the assets it received, and no condition both constrains the transferee from taking advantage of its rights to pledge or exchange and provided more than a trivial benefit to the Group.

(c)       The Group does not maintain effective control over the transferred assets through either (1) an agreement that both entitles and obligates the Group to repurchase or redeem them before their maturity, or (2) the ability to unilaterally cause the holder to return specific assets other than through a cleanup call.

If a securitization does not meet the criteria for a sale as described above, the Group continues to recognise the loans because the SPEs are consolidated and the Bank holds the total of the securities issued. To the extent that the Bank sells these securities to third party investors, the transferred assets may qualify for derecognition in full or in part. Gains or losses on securitizations, which meet the criteria for a sale, are based on the carrying amount of the financial assets derecognized and the retained interest, based on their relative fair values at the date of the transfer.

Income taxes—The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements.

Deferred income tax assets and liabilities are determined using the asset and liability (or balance sheet) method based on enacted income tax rates/laws expected to apply upon reversal. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax bases of the balance sheet assets and liabilities. The impact on changes in tax laws and rates are recognized in their entirety within income tax expense in the period that includes the date of enactment in the respective jurisdiction.

Recognition of deferred tax assets is based on management's belief that it is more likely than not that the tax benefit associated with certain temporary differences, such as tax operating loss carry forward and tax credits, will be realized, based on all available evidence. A valuation allowance is recorded to reduce the amount of the deferred tax assets to that amount that is at least more likely than not to be realized. In making such determination, the Group considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial results. In the event the Group was to determine that we would be able to realize our deferred income tax assets in the future in excess of their net recorded amount, we would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

The Group does not recognize in its financial statements tax benefits for tax positions unless it has met the recognition and measurement principles contained in ASC 740 "Income taxes". A benefit can only be recognized if it is "more likely than not" that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. In this evaluation, the Group assumes that the position (1) will be examined by a taxing authority that has full knowledge of all relevant information and (2) will be resolved in the court. If the recognition threshold is not met, no benefit is recognized, even when the Group believes that a certain amount of benefit will ultimately be realized. Tax benefits for positions meeting the recognition criteria, are recognized in the financial statements in the amount that is at least more likely than not to be sustained upon settlement with the tax authorities. The Group recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense.

Insurance operations—Insurance includes both life and general (property and casualty) insurance underwriting operations. Life insurance underwriting operations include traditional and universal life-type contracts. Income and expenses from insurance operations are included in other non-interest income and expenses.

Premium revenues from traditional life insurance policies (long-duration contracts) are recognized as revenue as and when they become due from policyholders. Variable costs incurred in the acquisition of such policies are capitalized and expensed proportionately with the recognition of premium revenues. Premiums collected on universal life-type contracts are not reported as revenue. Revenues from such contracts represent amounts assessed against policy holders and are reported in the period that the amounts are assessed. Premium income from property and casualty policies (short-duration contracts) is recognized over the life of the policy. Income and costs on policies, which relate to subsequent periods are deferred and recognized in the period to which they relate. Claims relating to property and casualty policies are recognized as and when these become known based on the information available.

Insurance reserves for expected costs relating to life insurance policies are accrued over the current and expected renewal periods of the contracts. The present value of estimated future policy benefits payable, less the present value of estimated future net premiums to be collected is estimated using approved actuarial methods that use assumptions about future investment yields, mortality, expenses, options and guarantees, morbidity and termination rates at the time of inception of insurance contracts. Original assumptions are adjusted to reflect actual experience and any premium deficiency estimated is charged off to income for the period. Revised assumptions reflect estimates of future monetary inflation, medical inflation, the swap rate of bonds as at the end of each reporting period and recent experience concerning risk factors mentioned above. An appropriate discount factor is used.

Insurance reserves for property and casualty insurance include, apart from an unearned premium reserve, a provision for outstanding claims and a provision for claims incurred but not reported (IBNR). Loss estimates rely on observations of loss experience for similar historic events that relate to cumulative gross paid claim amount, settled claim amount, incurred claim amount and claim number developments. Such observations are periodically revised and any premium deficiency is charged to income for the period. Projections are based on historical development patterns. The development ratios are adjusted in a small number of cases to remove the effect of claim developments, which appear to be of an exceptional nature. Projections of reinsurance recoveries are also undertaken. Allowance is made for claim adjustment expenses and an appropriate discount factor is used.

Pensions—The Group sponsors both defined contribution and defined benefit pension plans, including defined benefit plans for children of Group personnel. The Group also provides termination indemnities to its retiring staff, depending on the Group company and the jurisdiction in which it operates.

Contributions to defined contribution plans are charged to the income statement as employee benefits when the employee renders service to the Group.

With regards to defined benefit pension plans, the Group calculates the projected benefit obligation at the end of each reporting period as the actuarial present value of all benefits attributed to employee service rendered based on the respective plan's benefit formula. This obligation less the fair value of any plan assets represents the funded status of the Group's plans and is recognized in the consolidated balance sheet under accounts payable, accrued expenses and other liabilities. Key assumptions used for the actuarial calculation are determined by the Group through future projections, which are based on historical trends, current market data and agreements between Group companies and their staff. Net periodic pension cost is recognized in the Group's income statement under employee benefits and includes service cost (the actuarial present value of benefits attributed to services rendered by employees), expected return on plan assets, amortization of prior service cost or credit and actuarial gains or losses. Net gains and losses are amortized to net periodic pension cost if, as of the beginning of the year, that net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market related value of plan assets. Amortization of net gains and losses and prior service cost is performed over the average remaining service period of active employees expected to receive benefits under the plan.

Other assets and other liabilities—Other assets includes, among other items, assets acquired through foreclosure proceedings, accounts receivable of non-financial services sector subsidiaries, deferred tax assets and taxes withheld.

Other liabilities includes, among other items, accrued expenses and deferred income, deferred tax liabilities, accrued interest and commissions, pension liabilities, dividends payable and other accounts payable.

Discontinued operations—A discontinued operation is a component of the Group that comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. Classification as discontinued operations occurs upon disposal or when the operations meet the criteria to be classified as held for sale. Discontinued operations are presented on the face of the income statement.

Dividend policy—The Bank, on the basis of its statutory financial statements prepared in accordance with IFRS as endorsed by the EU, pays dividends out of:

•       distributable profits for the year (i.e. profits net of: a) tax, b) losses carried forward, and c) prior year tax audit differences); and

•       retained earnings, special reserves or ordinary reserves to the extent they exceed the amount required to be maintained by law.

Each year the Bank is required, by Greek Law 2190/1920, to declare and distribute a minimum dividend out of its net profits, if any, equal to 35% of the net profits for the year less statutory reserves, any profits resulting from the sale of equity participations that represent at least 20% of the paid up share capital of a subsidiary company in which the Bank has held an equity participation for at least ten years and unrealized net gains from financial instruments.

Any distribution of the remainder of the distributable profits must be approved by a "General Meeting of the Shareholders" with the ordinary quorum and majority voting requirements. No distribution can be effected if, on the closing date of the last financial year, the total shareholders' equity is, or will become after that distribution, lower than the sum of share capital and the reserves, the distribution of which is prohibited by Greek law or the Bank's Articles of Association.

A majority representing at least 65% of the paid-up share capital may vote to waive this. The undistributed dividend (up to 35% minimum dividend) must then be transferred to a special reserve which must, within four years following the General Meeting, be distributed in the form of a stock dividend. Furthermore, a majority representing at least 70% of the Bank's paid-up capital may vote to waive this stock dividend.

According to the provisions of article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Economy and Finance, banks participating in the plan to strengthen the liquidity of the Greek banking sector and economy (the "Hellenic Republic bank support plan") are allowed to distribute dividends to ordinary shareholders up to 35% of distributable profits at the parent company level. Moreover, pursuant to Law 3723/2008, article 28 of Law 3756/2009 and article 39 of Law 3844/2010, for 2008 and 2009, banks participating in the plan are allowed to distribute dividends to ordinary shareholders only in the form of shares, which cannot be treasury shares. As it is clearly stipulated in the above law and decision, the above restrictions, do not apply to any dividend or fixed return on preference shares that are being traded in foreign organized markets.

Normally, dividends are declared and paid in the year subsequent to the reporting period. For 2009, the Group recorded no liability relating to mandatory minimum dividend payment, in accordance with article 39 of Law 3844/2010, article 28 of Greek Law 3756/2009 and decision 20708/B/1175/23.4.2009 of the Minister of Economy and Finance, as discussed above.

Resale and repurchase agreements—The Group enters into securities purchases under agreements to resell (resale agreements) and securities sales under agreements to repurchase (repurchase agreements) of substantially identical securities. Resale agreements and repurchase agreements are generally accounted for as secured lending and secured borrowing transactions, respectively.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. The market value of these securities is monitored and the level of collateral is adjusted accordingly.

Repurchase of own debt—Repurchase of own debt is accounted for as a derecognition in accordance with ASC 405-20 "Liabilities—Extinguishment of liabilities". On the date of extinguishment the difference between the carrying value (which includes amortization of any premium/discount and issue costs up to the re-acquisition date) and the acquisition price is recorded as a gain in the income statement.

Share-based payment transactions—The Bank has approved Group-wide share options plans for the executive members of the Board of Directors ("BoD"), management and staff of the Group. The fair value of the employee services received in exchange for the grant of the options is recognized as a compensation cost, with the corresponding credit recognized in equity. The total amount to be expensed over the requisite period, which is determined by reference to the fair value of the share options granted, is calculated with the graded vesting attribution method. The fair value of the options is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the options, the expected volatility of and the expected dividends on the underlying stock, and the risk-free interest rate over the expected life of the option.

When the options are exercised and new shares are issued, the proceeds received net of any transaction costs are credited to common stock and additional paid-in capital.

Accumulated other comprehensive income (Accumulated OCI)—The Group records unrealized gains and losses on AFS Securities, unrecognized actuarial gains and losses, transition obligation and prior service costs on Pension and Postretirement plans and foreign currency translation adjustments in Accumulated OCI, net of tax. Gains and losses on AFS Securities are reclassified to Net Income as the gains or losses are realized upon sale of the securities. Other-than-temporary impairment charges are reclassified to Net Income at the time of the charge. Translation gains or losses on foreign currency translation adjustments are reclassified to Net Income upon the substantial sale or liquidation of investments in foreign operations.

Treasury stock—The Group parent company's common stock, owned by the Group entities, is considered to be treasury stock and is recorded at cost. Gains and losses on disposal of treasury stock are recorded in equity.

Earnings per share—Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts were exercised and is computed after giving consideration to the weighted average dilutive effect of these common stock equivalents.

For the purpose of the earnings per share calculations, shares owned by entities within the Group are not included in the calculations of the denominators.

Use of estimates—The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates made by management are discussed in the notes as applicable.

Recently issued accounting pronouncements

In April 2010, the FASB issued ASU 2010-13, "Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades". This ASU clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. These amendments are effective for the Group's consolidated financial statements for the year ending December 31, 2011. The impact from the adoption of this guidance is not expected to be material.

In February 2010, the FASB issued ASU 2010-09, "Amendments to Certain Recognition and Disclosure Requirements" which amends ASC 855 to address certain implementation issues related to an entity's requirement to perform and disclose subsequent-events procedures. This ASU clarifies that an SEC filer is required to evaluate subsequent events through the date the financial statements are issued and exempts SEC filers from disclosing the date through which subsequent events have been evaluated. These amendments were effective for the Group's consolidated financial statements for the year ended December 31, 2009.

In January 2010, the FASB issued ASU 2010-06 "Improving Disclosures about Fair Value Measurement". This ASU amends 820 "Fair Value Measurements and Disclosures" to require new disclosures regarding transfers in and out of Levels 1 and 2 and to present separately information about purchases, sales, issuances and settlements (gross basis rather than net) in the Level 3 reconciliation. This ASU also provides clarifications on existing disclosures regarding the level of disaggregation of fair value information presented and the inputs and valuation techniques used for both Levels 2 and 3. The new disclosures and clarifications of existing disclosures are effective for the Group's consolidated financial statements for the year ending December 31, 2010, except for the disclosures regarding Level 3 purchases, sales, issuances and settlements in the roll-forward activity for fair value measurements, which will be effective for the Group's consolidated financial statements for the year ending December 31, 2011.

In August 2009, the FASB issued ASU 2009-05, "Measuring Liabilities at Fair Value". This ASU clarifies that the quoted price for an identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. It also clarifies what valuation techniques may be used when a quoted price in an active market for an identical liability is not available. These amendments are effective for the Group's consolidated financial statements for the year ending December 31, 2010. The impact from the adoption of ASU 2009-05 is not expected to be material.

In August 2009, the FASB issued ASU 2009-04, "Accounting for Redeemable Equity Instruments". This ASU clarifies that a formula based solely on a fixed multiple of earnings (or other similar measure) is not considered to be designed to equal or reasonably approximate fair value, and that the measurement guidance in Emerging Issues Task Force ("EITF") Topic D-98 applies to redeemable non-controlling interest that are redeemable at fair value. These amendments are effective for the Group's consolidated financial statements for the year ended December 31, 2009. Due to the adoption by the Group of ASU 2009-04, the amount of redeemable non-controlling interest relating to put options held by a third parties on the common stock of Group subsidiaries, EUR 256.2 million of redeemable non-controlling interest at December 31, 2008 is retrospectively presented as "Redeemable non-controlling interest—Temporary equity". Furthermore, the redeemable non-controlling interest is retrospectively measured at the higher of the cumulative amount that would result from applying the measurement guidance in ASC 810-10 or the redemption value. As a result of the adoption of these amendments, "Accumulated surplus" at December 31, 2007 and 2008 has been reduced retrospectively by EUR 374.9 million and EUR 129.6 million, respectively, and "Non-controlling interest" has been reduced retrospectively by EUR 280.3 million and EUR 126.6 million respectively.

In June 2009, the Financial Accounting Standards Board ("FASB") issued guidance under FASB ASC 105, "Generally Accepted Accounting Principles" (formerly Statement of Financial Accounting Standard (SFAS) No. 168, The FASB Accounting Standards Codification ("Codification" or "ASC") and the Hierarchy of Generally Accepted Accounting Principles—a replacement of FASB Statement No. 162 (SFAS 168)). This guidance establishes the ASC as the single source of authoritative U.S. GAAP recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. SFAS 168 and the ASC are effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the ASC have become non-authoritative. Following SFAS 168, the FASB will no longer issue new standards in the form of Statements, FASB Staff Positions ("FSPs"), or EITF Abstracts. Instead, the FASB will issue Accounting Standards Updates ("ASUs"), which will serve only to update the Codification, provide background information about the guidance, and provide the bases for conclusions on the change(s) in the ASC. The Group adopted ASC 105 effective July 31, 2009. The adoption of this guidance did not have an impact on the Group's consolidated financial statements but alters the references to accounting literature within the consolidated financial statements.

In June 2009, the FASB issued SFAS No. 167, "Amendments to FASB Interpretation No. 46(R)" (now codified in ASC 810, "Consolidation"). This guidance changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity's purpose and design and the reporting entity's ability to direct the activities of the other entity that most significantly impact the other entity's economic performance. This guidance requires additional disclosures about the involvement with variable interest entities and any significant changes in risk exposure due to that involvement. A reporting entity will be required to disclose how its involvement with a variable interest entity affects the reporting entity's financial statements. This guidance is effective for financial statements issued for fiscal years beginning after November 15, 2009. The Group is currently assessing the impact for the future adoption of the guidance.

In June 2009, the FASB issued SFAS No. 166, "Accounting for Transfers of Financial Assets" (now codified in ASC 860, "Transfers and Servicing"). This guidance requires more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a "qualifying special-purpose entity", changes the requirements for derecognizing financial assets, and requires additional disclosures. This guidance is effective for financial statements issued for fiscal years beginning after November 15, 2009. The impact from the adoption of this guidance is not expected to be material.

In May 2009, the FASB issued SFAS No. 165, "Subsequent Events" (now codified in ASC 855, "Subsequent Events"). This guidance sets forth the period after the balance sheet date during which management of a reporting entity shall evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, the circumstances under which an entity shall recognize events or transactions occurring after the balance sheet date in its financial statements and the disclosures that an entity shall make about events or transactions that occurred after the balance sheet date. This guidance was effective for the Group's consolidated financial statements for the year ended December 31, 2009.

In April 2009, the FASB issued FSP No. 141R-1 "Accounting for Assets Acquired and Liabilities Assumed in a Business Combination That Arise from Contingencies" (now codified in ASC 805, "Business Combination"). This guidance addresses application issues regarding initial recognition and measurement, subsequent measurement and accounting, and disclosure of assets and liabilities arising from contingencies in a business combination. This guidance applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The adoption of this FSP did not have a material impact on the Group's consolidated statements of income and consolidated balance sheets.

In April 2009, the FASB issued FSP No. FAS 157-4 "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (now codified in ASC 820, "Fair Value Measurements and Disclosure"). It provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. It also includes guidance on identifying circumstances that indicate a transaction is not orderly. The guidance was effective for the Group's consolidated financial statements for the year ended December 31, 2009. The adoption of this guidance did not have a material impact on the consolidated statements of income and consolidated balance sheets.

In April 2009, the FASB issued FSP No. FAS 115-2 and FAS 124-2 "Recognition and Presentation of Other-Than-Temporary Impairments" (now codified in ASC 320, "Investment—Debt and Equity Securities"). It amends the other-than-temporary impairment guidance for investments in debt securities to make the guidance more operational and also expand disclosures related to other-than-temporary impairments on both debt and equity securities in the financial statements. This guidance does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. The guidance was effective for the Group's consolidated financial statements for the year ended December 31, 2009 and it is explained in the accounting policy for investments in debt and equity securities. The adoption of this guidance did not have a material impact on the consolidated statements of income and consolidated balance sheets.

In December 2008, the FASB issued FSP No. FAS 132(R)-1 "Employers' Disclosures about Postretirement Benefit Plan Assets" (now codified in ASC 715, "Compensation—Retirement Benefits"). It provides guidance on an employer's disclosures about plan assets of a defined benefit pension or other postretirement plan. The guidance was effective for the Group's consolidated financial statements for the year ended December 31, 2009. The adoption of this guidance did not have material impact on the Group's consolidated financial statements.

In May 2008, the FASB issued SFAS No. 163, "Accounting for Financial Guarantee Insurance Contracts—an interpretation of FASB Statement No. 60" (now codified in ASC 944, "Financial Services—Insurance". It requires that an insurance enterprise to recognize a claim liability prior to an event of default (insured event) when there is evidence that credit deterioration has occurred in an insured financial obligation. This Statement also clarifies how Statement 60 applies to financial guarantee insurance contracts, including the recognition and measurement to be used to account for premium revenue and claim liabilities. The guidance was effective for the Group's consolidated financial statements for the year beginning January 1, 2009 and did not have a material impact on the consolidated statements of income and consolidated balance sheets.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities—an amendment of SFAS 133" (codified in ASC 810, "Derivatives and Hedging"), which requires enhanced disclosures about derivative instruments and hedging activities. This guidance was effective for the Group's consolidated financial statements for the year beginning January 1, 2009 and the additional disclosures required are included in Note 11.

In February 2008, the FASB issued FASB Staff Position (FSP) FAS 140-3, "Accounting for Transfers of Financial Assets and Repurchase Financing Transactions" (now codified in ASC 860, "Transfers and Servicing: Repurchase Financing"). This FSP provides implementation guidance on whether a security transfer with a contemporaneous repurchase financing involving the transferred financial asset must be evaluated as one linked transaction or two separate de-linked transactions. The FSP requires the recognition of the transfer and the repurchase agreement as one linked transaction, unless all of the following criteria are met: (1) the initial transfer and the repurchase financing are not contractually contingent on one another; (2) the initial transferor has full recourse upon default, and the repurchase agreement's price is fixed and not at fair value; (3) the financial asset is readily obtainable in the marketplace and the transfer and repurchase financing are executed at market rates; and (4) the maturity of the repurchase financing is before the maturity of the financial asset. The scope of this FSP is limited to transfers and subsequent repurchase financings that are entered into contemporaneously or in contemplation of one another. The Group adopted the FSP on January 1, 2009. The impact of adopting this FSP was not material.

In December 2007, the FASB issued SFAS No. 160, "Non-controlling Interests in Consolidated Financial Statements—an amendment of ARB No. 51" (now codified in ASC 810, "Consolidation"), which amends ARB 51 to establish accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. It clarifies that a non-controlling interest in a subsidiary is an ownership interest in the consolidated entity that should be reported as equity in the consolidated financial statements. This Statement also changes the way the consolidated income statement is presented. It requires consolidated net income to be reported at amounts that include the amounts attributable to both the parent and the non-controlling interest. SFAS 160 establishes a single method of accounting for changes in a parent's ownership interest in a subsidiary that do not result in deconsolidation and treats all of those transactions as equity transactions if the parent retains its controlling financial interest in the subsidiary. A parent recognizes a gain or loss in net income when a subsidiary is deconsolidated. A parent deconsolidates a subsidiary as of the date the parent ceases to have a controlling financial interest in the subsidiary. The Group adopted these amendments on January 1, 2009. As a result of the adoption of these amendments and certain amendments in ASU 2009-04 (EITF Topic D-98) (see above), on the Group's balance sheet, EUR 925.1 million of non-controlling interest at December 31, 2008 is retrospectively presented partly as "Redeemable non-controlling interest—Temporary equity" (EUR 126.6 million) (see adoption of ASU 2009-04 above) and partly within the Group's "Total permanent equity" (EUR 798.5 million). In addition on the Group's income statement, "Net Income" is reported at amounts that include the amounts attributable to both the parent and the non-controlling interest by reclassifying the non-controlling interest of EUR 65.0 million and EUR 81.7 million for the years ended December 31, 2007 and 2008 respectively out of "Non-interest expense". Similarly, "Other comprehensive income" is also retrospectively presented at amounts that include the amounts attributable to both the parent and the non-controlling interest.

In December 2007, the FASB issued SFAS No. 141 (Revised 2007) (SFAS 141R), "Business Combinations" (now codified in ASC 805, "Business Combination"), which replaces SFAS No. 141, "Business Combinations". This Statement retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer (i.e. the entity that obtains control of one or more businesses at the acquisition date) to be identified for each business combination. It requires an acquirer to recognize the assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. The goodwill is recognized as of the acquisition date, measured as a residual, as the excess of the consideration transferred plus the fair value of any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. When the total acquisition-date fair value of the identifiable net assets acquired exceeds the fair value of the consideration transferred plus any non-controlling interest in the acquiree, the acquirer should recognize that excess in earnings as a gain attributable to the acquirer (bargain purchase). This Statement applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The Group adopted this guidance for acquisitions consummated on or after January 1, 2009.

MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED	12 Months Ended
Dec. 31, 2009
Mergers Acquisitions Disposals Disclosure Abstract
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

NOTE 4: MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED

(a)       In September 2009 the Bank established NBG Pangaea (Pangaea), a newly formed Real Estate Investment Company wholly owned by the Bank. NBG contributed to Pangaea 241 properties, in lieu of cash for share capital. The net book value of these properties as at December 31, 2009 was EUR 164.8 million.

(b)       On October 16, 2009, UBB established UBB Factoring EOOD, a wholly owned subsidiary of UBB.

(c)       On October 14, 2009, the Bank partially participated in the share capital increase of its associate Larco S.A. The Bank's contribution amounted to EUR 20,513 thousand, while after the completion of Larco's S.A. share capital increase the Bank's participation was reduced from 36.43% to 33.36%.

(d)       On September 15, 2009, the Group disposed of its investment in Phosphoric Fertilizers Industry S.A. for a consideration of EUR 18.9 million, EUR 2.6 million of which has been deposited in an escrow account to set off contingent liabilities. The loss on sale for the Group was EUR 10 million.

(e)       On July 31, 2009, the Bank and TOMI S.A. of ELLAKTOR Group entered into a private agreement to acquire joint control of AKTOR FM, through the Bank's acquisition of a non-controlling interest in AKTOR FM. On January 18, 2010, the Bank acquired 53,846 new ordinary registered shares at their nominal value of EUR 3.00 each, paying a consideration of EUR 161.5 thousand each in cash and currently owns 35% of the share capital.

(f)       In June 2009, the Bank participated in the one-for-one share capital increase in the Hellenic Postal Savings Bank (PSB), thus acquiring 9,420,000 new shares in PSB. Furthermore, during 2009 the Bank acquired additional 200,000 shares, via the Athex, raising its total shareholding to 6.69%.

(g)       On June 8, 2009, Finansbank established Finans Faktoring Hizmetleri A.S., a wholly owned subsidiary.

(h)       On May 19, 2009, the Bank established Ethniki Factors S.A., a wholly owned subsidiary.

(i)       Since March 2009, the Bank consolidates Titlos Plc, a Special Purpose Entity established in the UK, for the purpose of the securitization of Greek State loans and receivables, in which the Bank has a beneficial interest.

(j)       Since December 12, 2008 the Bank consolidates Revolver APC Limited and Revolver 2008-1 PLC, Variable Interest Entities established in the UK for the purposes of consumer and credit card loan securitization, in which the Bank has a beneficial interest.

(k)       On December 23, 2008 the Bank disposed of its 20.23% associate, Hellenic Countryside S.A. The total consideration amounted to EUR 3.5 million.

(l)       On May 30, 2008 Banca Romaneasca increased its share capital and the Bank contributed the amount of EUR 41.2 million. Furthermore, on December 22, 2008 Banca Romaneasca increased its share capital and the Bank contributed the amount of EUR 41.6 million.

(m)       On December 16, 2008 Ethniki Hellenic General Insurance S.A ("EI") increased its share capital and the Bank contributed the amount of EUR 137.5 million.

(n)       On November 25, 2008 following the decision of General Meeting of the Shareholders of Astir Palace for its share capital increase, the Bank, as the main shareholder, contributed the amount of EUR 99.6 million.

(o)       On September 30, 2008 the Bank contributed to the share capital increase of CPT Investments Ltd the amount of EUR 311.2 million.

(p)       On August 19, 2008 the Bank accepted the proposal of FIBA Holdings A.S. (the sellers) to acquire the remaining shares of Finansbank held by the sellers (9.68%), as provided for in the shareholders agreement between the Bank and the sellers. The exercise price was determined in accordance with the agreement and amounted to EUR 487.4 million (USD 697 million) (see note 15 Goodwill, software and other intangibles). On September 26, 2008, NBG Finance (Dollar) Plc, a wholly owned subsidiary, acquired the above shares from FIBA Holdings A.S. After this transaction the total shareholding in Finansbank amounts to 94.79%.

(q)       Since July 31, 2008 the Bank consolidates Eterika Plc, a Variable Interest Entity established in the UK for the purposes of corporate loans securitization, in which the Bank has a beneficial interest.

(r)       On July 16, 2008 the Bank disposed of its 30% associate, Siemens Enterprise Communications S.A. The total consideration agreed, amounted to EUR 11.4 million. This shareholding was accounted for as an equity method investment.

(s)       On March 18, 2008, NBGI Private Equity Ltd established NBGI Private Equity S.A.S., a wholly owned subsidiary located in France.

(t)       In February 2008 the Bank established two wholly owned subsidiary companies, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc.

(u)       On January 3, 2008, the General Meetings of the Shareholders of Vojvodjanska Bank and NBG A.D. Beograd approved the merger of the two banks through the absorption of the second by the first. The merger was approved by the Central Bank of Serbia on February 5, 2008 and was completed on February 14, 2008.

(v)       On December 17, 2007 the Bank established a new partially owned subsidiary, CPT Investments Ltd. Its purpose will be to explore investment opportunities in capital markets. The issued and fully paid share capital amounts to EUR 780 million, of which the Bank holds 50.1%.

(w)       In October 2007, the Bank exercised its minority buy-out option for Vojvodjanska Bank and through a Public Tender Offer acquired 1,727 common shares at a price of RSD 70 per share. After this share purchase, the Bank is the only shareholder of Vojvodjanska Bank and the Bank applied to the Serbian Securities and Exchange Commission for delisting of Vojvodjanska Bank. The delisting was concluded on December 7, 2007.

(x)       On September 24, 2007, the Bank announced a voluntary takeover bid in cash of EUR 5.50 per share for the 23.08% of the share capital of EI. Up to December 31, 2007, the Bank's interest in the share capital of the company has increased to 100.00% at a total cost of EUR 165.4 million. On January 14, 2008, the Extraordinary General Meeting of the company's shareholders approved the filing with the Capital Markets Commission for de-registration of the company's shares from the Athens Exchange ("ATHEX"). On February 7, 2008, the Capital Markets Commission approved the said de-registration.

(y)       On May 30, 2007, the Bank acquired from TBIF Financial Services BV, 100.00% of the share capital of the TBI Lizing d.o.o, a leasing company in Serbia, for the amount of EUR 2.5 million. The company was consolidated as a subsidiary as of that date and was subsequently renamed to NBG Leasing Serbia.

(z)       On May 16, 2007, Finansbank, following an application to the General Directorate of Insurance, received permission to establish Finans Emeklilik ve Hayat A.S. as the main shareholder. The company completed its organizational preparations and obtained a license to conduct life, personal accident and pension business, and has already commenced operations. The authorized share capital of the company amounts to TL 20 million.

(aa)       On April 19, 2007 the Bank disposed of its minority shareholding in AGET Heracles to majority shareholders Lafarge Group. Pursuant to this agreement, the Bank sold 18,480,899 shares, representing 26.00% of the share capital of AGET Heracles. This sale is consistent with the stated strategy of the Bank to focus on its core banking activities and exit from its non-financial participations. The sale price has been agreed at EUR 17.40 per share, or EUR 321.6 million in total and was in line with the average closing price of the last 30 trading days preceding the transaction (see note 13). This minority shareholding had been accounted for as an equity method investment.

(bb)       On March 21, 2007 the Bank acquired P&K Investment Services SA after obtaining all regulatory approvals. The consideration agreed upon amounted to EUR 48.9 million (including transaction costs of EUR 0.2 million). The cash amount paid to the shareholders was EUR 43.9 million. The remaining part will be released to the sellers three years after the acquisition, conditional on the attainment of key targets set out in the pre-agreed business plan.

(cc)       On March 15, 2007, the BoD of the Bank and NBG Venture Capital SA, a wholly owned subsidiary of the Bank, announced the draft agreement for the divestment of the warehousing section of the Bank and the transfer of the section, through absorption, to the latter according to the Divestment Balance Sheet as at March 13, 2007. The NBG Venture Capital SA increased its share capital by EUR 109.5 million with the issuance of 37,369,420 new shares with a nominal value of EUR 2.93 each. The divestment was approved by the Annual Ordinary General Meeting of the Bank on May 25, 2007.

CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2009
Cash And Due From Banks [Abstract]
CASH AND DUE FROM BANKS

NOTE 5: CASH AND DUE FROM BANKS
Cash and due from banks at December 31 comprised:
	2008	2009
	(EUR in thousands)
Current accounts with banks	283,347	132,228
Cash and similar items	997,203	948,817
Current account with central bank	252,658	342,293
Other	6,962	7,043
Total	1,540,170	1,430,381

The Bank and the other banks of the Group are required to maintain a current account with the respective central banks of their countries, to facilitate interbank transactions with the central banks, its member banks and other financial institutions through the Trans-European Automated Real-Time Gross Settlement Express Transfer system (TARGET).

DEPOSITS WITH CENTRAL BANK	12 Months Ended
Dec. 31, 2009
Deposits With Central Bank Abstract
DEPOSITS WITH CENTRAL BANK

NOTE 6: DEPOSITS WITH CENTRAL BANK

The central bank is the primary regulator of depository institutions in Greece. The central bank requires all banks established in Greece to maintain deposits equal to 2% of total customer deposits as these are defined by the European Central Bank ("ECB"). These deposits bear interest at the refinancing rate as set by the ECB (1% at December 31, 2009). Similar requirements apply to the foreign banking subsidiaries of the Group based on local rules set by the central banks of the country in which the entities are incorporated.

SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL	12 Months Ended
Dec. 31, 2009
Securities Purchased Under Agreements To Resell Abstract
SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

NOTE 7: SECURITIES PURCHASED UNDER AGREEMENTS TO RESELL

The Group enters into purchases of securities under agreements to resell substantially identical securities. These agreements are classified as lending arrangements. Agreements with third parties specify the Group's rights to request collateral, based on its monitoring of the fair value of the underlying securities on a daily basis. Securities accepted as collateral may be sold or re-pledged. The Group has sold or re-pledged as at December 31, 2008 and 2009, nil and EUR 511,120 thousand, respectively, of the securities accepted as collateral.

INTEREST BEARING DEPOSITS WITH BANKS	12 Months Ended
Dec. 31, 2009
Interest Bearing Deposits In Banks Abstract
INTEREST BEARING DEPOSITS WITH BANKS
NOTE 8: INTEREST BEARING DEPOSITS WITH BANKS
Interest bearing deposits with banks at December 31, comprised:
	2008	2009
	(EUR in thousands)
Placements in EUR	1,194,381	2,196,035
Placements in other currencies	556,135	881,918
Total	1,750,516	3,077,953
Maturity analysis:
Up to 3 months	1,547,202	2,717,476
From 3 months to 1 year	165,733	175,922
Over 1 year	37,581	184,555
Total	1,750,516	3,077,953

MONEY MARKET INVESTMENTS	12 Months Ended
Dec. 31, 2009
Short Term Investments [Abstract]
MONEY MARKET INVESTMENTS
NOTE 9: MONEY MARKET INVESTMENTS
Money market investments at December 31, comprised:
	2008	2009
	(EUR in thousands)
Greek treasury bills	112,020	893,471
Foreign treasury bills	83,444	286,634
Other	45,793	59,762
Total	241,257	1,239,867

Money market investments include financial assets that for measurement purposes are classified as trading and available-for-sale securities of EUR 131 million and EUR 103 million respectively as at December 31, 2008 and EUR 897 million and EUR 343 million respectively as at December 31, 2009.

TRADING ASSETS	12 Months Ended
Dec. 31, 2009
Trading Securities Balance Sheet Reported Amounts [Abstract]
TRADING ASSETS
NOTE 10: TRADING ASSETS
Fair value of debt and equity assets held for trading purposes at December 31, comprised:
	2008	2009
	(EUR in thousands)
Greek government bonds	956,126	2,070,858
Debt securities issued by other governments and public entities	822,742	194,986
Debt securities issued by Greek financial institutions	14,949	175,933
Debt securities issued by foreign financial institutions	47,864	344,022
Corporate debt securities issued by Greek companies	125,113	160,340
Corporate debt securities issued by foreign companies	64,243	165,649
Equity securities issued by Greek companies	4,488	29,692
Equity securities issued by foreign companies	3,679	7,682
Mutual fund units	17,385	18,578
Total	2,056,589	3,167,740

Net unrealized losses on trading assets (debt and equity) of EUR 23,866 thousand EUR 38,821 thousand, and EUR 74,990 thousand were included in earnings during 2007, 2008 and 2009, respectively.

During 2008, the Group, in accordance with its policy regarding transfers of investments between categories (note 3), and due to the crisis in the financial markets, transferred trading securities of EUR 4,555 million to available-for-sale securities and EUR 30 million to held-to-maturity securities.

DERIVATIVES	12 Months Ended
Dec. 31, 2009
Derivative Instruments And Hedges [Abstract]
DERIVATIVES

NOTE 11: DERIVATIVES

Derivatives utilized by the Group include interest rate, cross currency interest rate and foreign exchange swaps, financial futures, outright foreign exchange forwards and option contracts.

Interest-rate swap transactions generally involve the exchange of fixed and floating-rate interest payment obligations over a prescribed period of time without the exchange of the underlying principal amounts. Cross currency interest rate swaps generally involve the exchange of both interest and principal amounts in two different currencies over a prescribed period of time. Foreign exchange swaps involve the exchange through simultaneous spot and forward foreign exchange transactions of principal amounts in two different currencies. Financial future contracts are contracts in which the buyer agrees to purchase and the seller agrees to make delivery of a specific financial instrument at a predetermined price or yield. Outright foreign exchange forward contracts are agreements to exchange at a specified future date, currencies of different countries at a specified rate. An option contract is an agreement that conveys to the purchaser the right, but not the obligation, to buy or sell a quantity of a financial instrument, index, or currency at a predetermined rate or price during a period or at a time in the future. Option agreements can be transacted on organized exchanges or directly between parties.

Asset—Liability management activities

Interest rate and foreign exchange contracts are utilized in the Group's Asset Liability Management ("ALM") process. The Group maintains an overall interest rate risk management strategy that incorporates the use of interest rate contracts to minimize significant unplanned fluctuations in fair value caused by interest rate volatility. As a result of interest rate fluctuations, hedged fixed-rate assets and liabilities appreciate or depreciate in market value. Gains or losses on the derivative instruments that are linked to the hedged fixed-rate assets and liabilities are expected to substantially offset this appreciation or depreciation. The Group uses foreign currency contracts to manage the foreign exchange risk associated with certain foreign denominated assets and liabilities.

Fair value and net investment economic hedges

The Group uses various types of interest rate and foreign currency exchange rate derivative contracts to protect against changes in the fair value of its fixed rate assets and liabilities due to fluctuations in interest and exchange rates. None of these derivatives has been designated as hedging instruments, although the management of the Group believes that they provide effective economic hedges.

The Group also economically hedges against its net investment in consolidated foreign operations with functional currencies other than the Euro using synthetic forward foreign exchange contracts. These derivatives do not qualify for hedge accounting under ASC 815 "Derivatives and Hedging", although the management of the Group believes that they provide effective economic hedges.

Credit risk associated with derivative activities

Credit risk associated with derivatives is measured as the net replacement cost should the counterparties with contracts in a gain position to the Group completely fail to perform under the terms of those contracts assuming no recoveries of underlying collateral. In managing credit risk associated with its derivative activities, the Group deals primarily with commercial banks, broker-dealers and corporations. In addition, the Group reduces credit risk by obtaining collateral based on individual assessment of counterparties. Required collateral levels vary depending on the credit risk rating and the type of counterparty. Generally, the Group accepts collateral in the form of cash and other marketable securities.

A portion of the derivative activity involves exchange-traded instruments. Exchange-traded instruments conform to standard terms and are subject to policies set by the exchange involved, including counterparty approval, margin requirements and security deposit requirements. Management believes the credit risk associated with these types of instruments is minimal.

Fair value of derivative instruments reported in the balance sheet

The following tables present the contract or notional amounts and the fair value amounts (which represent the maximum exposure to credit risk) at December 31, 2008 and 2009 of the Group's derivative asset and liability positions held for trading and hedging purposes. These derivative positions are primarily executed in the over-the-counter market. The credit risk amounts presented below do not consider the value of any collateral held.

Derivative Assets(1)
	2008		2009
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	value	amount	value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	1,634,908	183,217	2,168,376	131,049
Financial futures	33,672	3,365	3,229,732	39,842
Foreign exchange swaps	2,186,674	96,497	3,078,929	106,581
Forward rate agreements	35,785	2,093	24,367	629
Interest rate swaps	25,955,148	1,173,609	30,622,362	1,512,920
Options	2,861,207	83,073	3,855,720	72,789
Outright foreign exchange forwards	266,556	12,486	371,144	7,451
Total	32,973,950	1,554,340	43,350,630	1,871,261
Derivative Liabilities(1)
	2008		2009
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	value	amount	value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	1,885,359	198,786	1,340,197	163,072
Financial futures	4,473,082	36,253	1,083,455	29,747
Foreign exchange swaps	5,749,626	339,591	2,371,779	23,136
Forward rate agreements	120,428	10,003	56,107	264
Interest rate swaps	28,804,469	917,233	25,675,742	1,068,706
Options	750,727	60,836	1,724,510	39,973
Outright foreign exchange forwards	220,463	5,113	554,782	5,115
Total	42,004,154	1,567,815	32,806,572	1,330,013

(1) Includes both long and short derivative positions.

The average fair value of derivative assets for 2008 and 2009 were EUR 838,988 thousand and EUR 1,816,687 thousand, respectively. The average fair value of derivative liabilities for 2008 and 2009 were EUR 983,038 thousand and EUR 1,388,009 thousand, respectively.

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading (loss) in the Income Statement and for the year ended December 31, 2009 are analyzed as follows:
2009
Net
gains/(losses)
(EUR in thousands)
Cross currency interest rate swaps	19,487
Financial futures	(6,590)
Foreign exchange swaps	44,215
Forward rate agreements	15,059
Interest rate swaps	(243,487)
Options	(852)
Outright foreign exchange forwards	4,473
Total	(167,695)

AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2009
Available For Sale Securities [Abstract]
AVAILABLE-FOR-SALE SECURITIES
NOTE 12: AVAILABLE-FOR-SALE SECURITIES
The amortized cost of available-for-sale securities and their approximate fair values at December 31, comprised:
	2008
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	7,671,181	11,916	(443,715)	7,239,382
Debt securities issued by other governments and public entities	2,622,413	25,422	(43,982)	2,603,853
Corporate debt securities issued by companies incorporated in Greece	318,654	242	(45,465)	273,431
Corporate debt securities issued by companies incorporated outside Greece	1,691,506	1,014	(328,337)	1,364,183
Equity securities issued by companies incorporated in Greece	353,372	25	(192,215)	161,182
Equity securities issued by companies incorporated outside Greece	101,764	4,625	(3,079)	103,310
Mutual Fund units	579,724	1,355	(75,579)	505,500
Total	13,338,614	44,599	(1,132,372)	12,250,841

	2009
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	9,945,165	20,264	(661,831)	9,303,598
Debt securities issued by other governments and public entities	3,195,125	64,961	(37,636)	3,222,450
Corporate debt securities issued by companies incorporated in Greece	924,228	4,159	(73,897)	854,490
Corporate debt securities issued by companies incorporated outside Greece	1,587,378	22,443	(92,964)	1,516,857
Equity securities issued by companies incorporated in Greece	221,689	957	(1,636)	221,010
Equity securities issued by companies incorporated outside Greece	44,542	6,030	(1,699)	48,873
Mutual Fund units	588,759	4,068	(19,409)	573,418
Total	16,506,886	122,882	(889,072)	15,740,696

As at December 31, 2008 and 2009, the Group did not hold any US Federal debt securities.

The following table presents net gains/(losses) on available for sale securities for 2007, 2008 and 2009.

	2007	2008	2009
	(EUR in thousands)
Gross realized gains on sales of available for sale portfolio	175,469	31,331	398,149
Gross realized losses on sales of available for sale portfolio	(44,664)	(5,144)	(48,220)
Other-Than-Temporary‑Impairment of available for sale debt securities	-	(4,165)	(151,474)
Other-Than-Temporary‑Impairment of available for sale equity securities and mutual funds	(989)	(13,607)	(206,854)
Net gains/(losses) on available for sale securities	129,816	8,415	(8,399)

The following table presents the current fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2008. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2008
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	5,434,958	(371,385)	951,151	(72,330)	6,386,109	(443,715)
Debt securities issued by other governments and public entities	525,071	(10,274)	1,894,926	(33,708)	2,419,997	(43,982)
Corporate debt securities issued by companies incorporated in Greece	131,264	(43,249)	69,622	(2,216)	200,886	(45,465)
Corporate debt securities issued by companies incorporated outside Greece	1,091,253	(250,584)	202,350	(77,753)	1,293,603	(328,337)
Equity securities issued by companies incorporated in Greece	131,124	(149,594)	27,901	(42,621)	159,025	(192,215)
Equity securities issued by companies incorporated outside Greece	3,223	(3,053)	49	(26)	3,272	(3,079)
Mutual Fund units	166,933	(51,167)	102,119	(24,412)	269,052	(75,579)
Total	7,483,826	(879,306)	3,248,118	(253,066)	10,731,944	(1,132,372)

The following table presents the current fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2009. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2009
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	2,888,035	(269,737)	2,659,117	(392,094)	5,547,152	(661,831)
Debt securities issued by other governments and public entities	190,803	(1,170)	660,137	(36,466)	850,940	(37,636)
Corporate debt securities issued by companies incorporated in Greece	241,884	(25,307)	88,197	(48,590)	330,081	(73,897)
Corporate debt securities issued by companies incorporated outside Greece	145,958	(14,304)	398,241	(78,660)	544,199	(92,964)
Equity securities issued by companies incorporated in Greece	6,053	(1,099)	2,921	(537)	8,974	(1,636)
Equity securities issued by companies incorporated outside Greece	141	(16)	2,947	(1,683)	3,088	(1,699)
Mutual Fund units	84,952	(914)	199,163	(18,495)	284,115	(19,409)
Total	3,557,826	(312,547)	4,010,723	(576,525)	7,568,549	(889,072)

Impairment of available-for-sale debt securities and marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. As part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

The vast majority of our holdings in debt securities comprise of Greek government bonds, for which the bank is a market maker, and other sovereign debt instruments. Except for debt securities that the Group intends to sell, the unrealized losses associated with the debt securities are not considered to be other than temporary because the Group neither intends nor expects it will be required to sell these debt securities before the recovery of their amortized cost basis, and the Group has determined that a credit loss does not exist in relation to these securities because it does not expect that they will default on any payment due. During 2009 the Group recognized Other-Than-Temporary-Impairment ("OTTI") in relation to certain debt securities that the Group intends to sell.

During 2009 the Group recognized OTTI in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. Gross unrealized losses existing for twelve months or more for equity securities relate to minor investments. For the majority of these investments the unrealized loss is less than 20% and for the remaining it is marginally above 20%. All mutual fund units with unrealized losses existing for twelve months or more have losses of less than 20%.

The scheduled maturities of available-for-sale securities at December 31, 2009 were as follows:
	Available-for-Sale Securities
	Amortized	Fair
	Cost	Value
	(EUR in thousands)
Due in one year or less	1,330,783	1,341,039
Due from one to five years	6,013,279	5,778,942
Due from five to ten years	4,629,635	4,304,844
Due after ten years	3,678,200	3,472,570
Total debt securities	15,651,897	14,897,395
Other non debt securities	854,990	843,301
Total	16,506,887	15,740,696

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2009
Investments In Affiliates Subsidiaries Associates And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 13: EQUITY METHOD INVESTMENTS

The Group has investments that are accounted for using the equity method of accounting. The summarized financial information below represents an aggregation of the Group's non-subsidiary investees.

	2007	2008	2009
	(EUR in thousands)
Equity method investments	75,707	56,988	25,327
Revenue	1,110,999	696,986	258,841
Gross profit	94,264	19,186	(19,054)
Net earnings	25,131	(75,033)	(128,247)
Group’s equity in net earnings	23,199	(20,664)	(18,550)
Dividends received by the Group	3,438	1,889	389
Balance Sheet data as at December 31
Current assets	3,972,003	383,812	177,876
Non-current assets	1,836,152	1,710,251	696,071
Current liabilities	427,373	357,550	235,615
Non-current liabilities	5,266,481	1,648,352	642,407
Net assets	114,301	88,161	(4,075)
Group’s equity in net assets	47,588	24,800	23,136

On September 15, 2009, the Group disposed of its investment in Phosphoric Fertilizers Industry S.A. The total consideration agreed, amounted to EUR 18.9 million, EUR 2.6 million of which has been deposited in an escrow account to set off contingent liabilities. The loss realized upon disposal amounted to EUR 10.0 million.

On July 10, 2009 the Bank disposed of a 20% of its participation in Social Securities Funds Management S.A. reducing its participation from 40% to 20%. The consideration agreed, amounted to EUR 1.3 million. The gain realized upon disposal of 20% amounted to EUR 0.6 million.

On July 16, 2008 the Bank disposed of its 30% associate, Siemens Enterprise Communications S.A. The total consideration agreed, amounted to EUR 11.4 million. On December 23, 2008 the Bank disposed of its 20.23% associate, Hellenic Countryside S.A. The total consideration agreed, amounted to EUR 3.5 million. The loss realised upon disposal of the above equity investments amounted to EUR 3.1 million.

On April 19, 2007 the Group disposed of its 26% investment in AGET Heracles Cement Co. S.A. ("AGET"); a publicly traded (on the ATHEX) Greek company and a leading producer of cement and related products, at a price of EUR 17.40 per share for a total consideration of EUR 321.6 million. In 2007, included in "equity in earnings of investees" in the consolidated statement of income is EUR 5.4 million relating to the Group's share in AGET's net earnings up to the date of disposal and the before tax gain on disposal of the investment in AGET of EUR 131.5 million.

LOANS AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2009
Loans And Leases Receivable Gross Carrying Amount [Abstract]
LOANS AND ALLOWANCE FOR LOAN LOSSES

NOTE 14: LOANS AND ALLOWANCE FOR LOAN LOSSES

Loans granted by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2008 comprised:

	2008
	Greek	Foreign	Total
	residents
	(EUR in thousands)
Consumer:
Residential mortgages	17,772,186	3,466,936	21,239,122
Credit card	1,722,520	1,844,527	3,567,047
Auto financing	250,130	319,705	569,835
Other consumer	4,622,064	2,445,982	7,068,046
Total consumer	24,366,900	8,077,150	32,444,050
Commercial:
Industry and mining	3,431,239	2,237,964	5,669,203
Small scale industry	1,857,602	1,802,722	3,660,324
Trade	7,290,620	2,279,365	9,569,985
Construction	1,216,237	1,776,701	2,992,938
Tourism	312,513	423,302	735,815
Shipping and transportation	1,882,210	593,026	2,475,236
Commercial mortgages	832,593	1,260,464	2,093,057
Public sector	8,101,757	120,290	8,222,047
Other	647,654	2,417,140	3,064,794
Total commercial	25,572,425	12,910,974	38,483,399
Total loans	49,939,325	20,988,124	70,927,449
Unearned income	(187,135)	(273,270)	(460,405)
Loans, net of unearned income	49,752,190	20,714,854	70,467,044
Less: Allowance for loan losses	(838,171)	(394,455)	(1,232,626)
Total Net Loans	48,914,019	20,320,399	69,234,418

Loans made by the Group according to type of loan, which represents the Group's concentration of credit risk, at December 31, 2009 comprised:

	2009
	Greek	Foreign	Total
	residents
	(EUR in thousands)
Consumer:
Residential mortgages	19,411,436	3,841,014	23,252,450
Credit card	1,913,804	2,403,912	4,317,716
Auto financing	433,563	263,254	696,817
Other consumer	4,890,722	2,680,275	7,570,997
Total consumer	26,649,525	9,188,455	35,837,980
Commercial:
Industry and mining	3,471,756	2,653,578	6,125,334
Small scale industry	2,066,500	1,663,914	3,730,414
Trade	8,280,514	3,412,668	11,693,182
Construction	1,252,555	1,461,677	2,714,232
Tourism	493,206	335,369	828,575
Shipping and transportation	1,876,137	676,727	2,552,864
Commercial mortgages	925,085	613,213	1,538,298
Public sector	8,522,357	383,686	8,906,043
Other	421,479	1,697,936	2,119,415
Total commercial	27,309,589	12,898,768	40,208,357
Total loans	53,959,114	22,087,223	76,046,337
Unearned income	(28,711)	(183,722)	(212,433)
Loans, net of unearned income	53,930,403	21,903,501	75,833,904
Less: Allowance for loan losses	(1,325,085)	(740,093)	(2,065,178)
Total Net Loans	52,605,318	21,163,408	73,768,726

Included in the above tables for 2008 and 2009 are loans that are economically hedged for interest rate risk, for which the Group elected to apply the Fair Value Option provided by ASC 825 "Financial Instruments" and measure them at fair value with changes recognized in the income statement. The fair value and outstanding principal balance of these loans at December 31, 2009 was EUR 846,588 thousand and EUR 797,143 thousand respectively (EUR 1,217,420 thousand and EUR 1,169,901 thousand respectively at December 31, 2008). Net gains resulting from changes in the fair value of these loans of EUR 108,260 thousand and EUR 9,136 thousand in 2008 and 2009 respectively were recorded in net interest income before provision for loan losses.

Also, included in the above tables are loans for lease financing amounting to EUR 2,300,993 thousand and EUR 2,072,794 thousand in 2008 and 2009 respectively, which were not eligible for the fair value option. Such loans are specifically excluded from the fair value option election in accordance with ASC 825 "Financial Instruments".

An analysis of the change in the allowance for loan losses for the years ended December 31, follows:

	2007	2008	2009
	(EUR in thousands)
Balance at beginning of year	1,224,757	1,132,952	1,232,626
Subsidiaries acquired	6,582	-	-
Provision for loan losses	190,755	425,537	998,448
Write-offs	(341,572)	(322,240)	(196,312)
Recoveries	46,023	42,433	29,663
Net Write-offs	(295,549)	(279,807)	(166,649)
Translation differences	6,407	(46,056)	753
Allowance at end of year	1,132,952	1,232,626	2,065,178

Allowance at end of year includes EUR 79,565 thousand at December 31, 2008 and EUR 173,840 thousand at December 31, 2009, which relates to allowance for loan losses on the performing loan portfolio.

Non-performing loans by sector, which the Group considers to be impaired at December 31, comprised:

	2008
	Greek	Foreign	Total
	residents
	(EUR in thousands)
Consumer:
Residential mortgages	459,336	39,039	498,375
Credit card	95,545	73,746	169,291
Auto financing	3,124	19,228	22,352
Other consumer	236,650	105,979	342,629
Total consumer	794,655	237,992	1,032,647
Commercial:
Industry and mining	80,569	81,111	161,680
Small scale industry	68,758	121,266	190,024
Trade	200,035	97,008	297,043
Construction	40,912	44,117	85,029
Tourism	17,915	19,748	37,663
Shipping and transportation	13,179	12,834	26,013
Commercial mortgages	11,150	12,939	24,089
Public sector	33,077	-	33,077
Other	5,762	54,007	59,769
Total commercial	471,357	443,030	914,387
Total loans	1,266,012	681,022	1,947,034
Less: Allowance for loan losses	(721,468)	(431,593)	(1,153,061)
	544,544	249,429	793,973

Non-performing loans by sector, which the Group considers to be impaired at December 31, comprised:

	2009
	Greek	Foreign	Total
	residents
	(EUR in thousands)
Consumer:
Residential mortgages	846,547	92,617	939,164
Credit card	276,035	213,806	489,841
Auto financing	7,394	33,139	40,533
Other consumer	627,849	254,625	882,474
Total consumer	1,757,825	594,187	2,352,012
Commercial:
Industry and mining	71,617	176,999	248,616
Small scale industry	95,917	129,041	224,958
Trade	327,679	205,762	533,441
Construction	59,680	88,275	147,955
Tourism	13,629	28,736	42,365
Shipping and transportation	20,614	40,216	60,830
Commercial mortgages	14,280	19,351	33,631
Public sector	33,761	22	33,783
Other	7,500	2,557	10,057
Total commercial	644,677	690,959	1,335,636
Total loans	2,402,502	1,285,146	3,687,648
Less: Allowance for loan losses	(1,173,770)	(717,568)	(1,891,338)
	1,228,732	567,578	1,796,310

Impaired loans for which there is a related allowance for loan losses amounted to EUR 1,861,041 thousand at December 31, 2008 and EUR 3,584,398 thousand at December 31, 2009. The allowance related to those loans amount to EUR 1,153,061 thousand and EUR 1,891,338 thousand respectively. Impaired loans for which there is no allowance for credit losses amount to EUR 85,993 thousand and EUR 103,250 thousand at December 31, 2008 and 2009 respectively.

	2007	2008	2009
	(EUR in thousands)
Average recorded investment in impaired loans	1,677,161	1,760,756	3,035,646
Interest recognized	23,464	33,537	30,377

Included in the above tables are loans with terms that have been modified by agreement between the Group and its debtors referred to as troubled debt restructuring.

Collateral

The most common practice we use to mitigate credit risk is the taking of security for funds advances. We implement guidelines on the acceptability of specific classes of collateral. The principal collateral types for loans and advances are:

•       Mortgages over residential properties;

•       Charges over business assets such as premises, ships;

•       Vehicles, inventory and accounts receivable;

•       Charges over financial instruments such as debt securities and equities;

•       Cash collaterals;

•       State, bank or personal guarantees.

Longer-term finance and lending to corporate entities are generally secured; revolving credit facilities to individuals are generally unsecured. In addition, in order to mitigate the potential credit loss the Group will seek additional collateral from the counterparty as soon as impairment indicators are noticed for the relevant individual loans and advances. Debt securities, treasury and other eligible bills are generally unsecured.

Securitized loans
Loans include securitized loans as follows:

Securitization of loans	2008	2009
	(EUR in thousands)
Commercial loans (Eterika Plc—July 2008)	1,257,624	1,262,548
Consumer loans (Revolver 2008—1 Plc—December 2008)	1,153,518	1,156,163
Credit cards (Revolver 2008—1 Plc—December 2008)	1,172,298	1,283,375
Receivables from Public sector (Titlos Plc—February 2009)	-	5,388,235
Total	3,583,440	9,090,321

On July 31, 2008, the Group issued EUR 1,340 million Asset Backed Floating Rate Notes due in June 2035, which are backed by a pool of commercial loans. The Notes are split into EUR 975 million class A notes with interest paid quarterly at a rate of three month EURIBOR plus a margin of 30 bps and EUR 365 million class B notes with interest paid quarterly at a rate of three month EURIBOR plus a margin of 250 bps. The notes were issued through Eterika Plc, a Variable Interest Entity incorporated in the U.K. Eterika Plc paid for the receivables that were sold and assigned to it by the Bank (the transferor) from the proceeds of the issuance of the notes. Eterika Plc entered into a subordinated loan agreement with the Bank in order to fund the reserve account, which is used as credit enhancement to support its rating. As at December 31, 2008 and 2009 the balance of the subordinated loan was EUR 53.6 million and EUR 54.3 million, respectively. In May 2010, this transaction was unwound with the loans being sold back to the transferor in exchange for the notes.

On December 12, 2008, the Group issued EUR 1,768.9 million Secured Floating Rate Notes due in September 2020, which are backed by a pool of receivables arising from revolving consumer loans and credit card accounts. The notes are split into EUR 1,500 million class A notes with interest paid monthly at a rate of one month EURIBOR plus 30 bps and EUR 268.9 million class B notes with interest paid monthly at a rate of one month EURIBOR plus 60 bps. The class A notes are currently rated A by Fitch. The Group retains the option to call the notes on any interest payment date and reissue a new series, or sell them as is to investors.

The secured notes were issued through two VIEs, "Revolver APC Limited" (the Asset Purchase Company "APC", incorporated in the U.K.) and "Revolver 2008-1 Plc" (the Issuer). APC paid for the receivables that were sold and assigned to it by the Bank (the Transferor) from the proceeds of the issuance of a limited recourse note (Series 2008-1 APC loan note) to the issuer. The Issuer financed the acquisition of the Series 2008-1 APC loan note from the proceeds of the issuance of the secured notes.

In December 2009 APC entered into a new Subordinated Loan Agreement with the Bank amounting to EUR 159.2 million in order to increase the amount deposited by APC into the APC cash collateral account. As at December 31, 2008 and 2009, the balances of the subordinated loans were EUR 35.4 million and EUR 159.4 million, respectively. The Bank, at its discretion, may make further advances to APC under the APC Subordinated loan agreement, where the transfer of interest is less than the minimum transfer of interest.

On February 26, 2009, the Group issued through a U.K. incorporated VIE "Titlos Plc", EUR 5,100 million floating rate asset backed notes due in September 2039. Commencing in September 2009, the notes pay interest semi-annually on the 20th day of each March and September at a rate of six month EURIBOR plus 50 bps per annum. The notes are currently rated Ba2 by Moody's. The Bank retains the option to call the notes on any re-novation date or on any optional redemption date and reissue a new series or sell the notes to investors.

All of the above notes issued are not presented within "Long-term debt" and the loans are not derecognized as the Bank is the owner of the issued secured notes and primary beneficiary of the three variable interest entities.

Covered bonds

On November 28, 2008, the Group issued two series of covered bonds each for EUR 1 billion, with a maturity of five and six years, respectively (with a one-year extension option), which are secured primarily by residential mortgage loans, interest paid quarterly at a rate of ECB's refinancing rate plus a margin of 65 bps and 70 bps respectively. The issue forms part of the Bank's EUR 10 billion covered bonds program established on November 26, 2008.

On September 1, 2009, the Group sold to institutional investors, part of the above securities, with nominal value of EUR 100 million (EUR 50 million from each issue) which are presented within "Long-term debt" (Note 25).

On October 7, 2009, the Group issued the 3rd series of covered bonds of EUR 1.5 billion, with a maturity of seven years, which are secured primarily by residential mortgage loans and have interest paid annually at a fixed coupon rate of 3,875%. The issue forms part of the existing Bank's EUR 10 billion covered bonds program. This issue is presented within "Long-term debt" (Note 25) since all bonds were sold to domestic and foreign investors.

All covered bonds series issued under this program are currently rated Baa3 by Moody's and A− by Fitch.

Any notes not sold to investors are not presented within "Long-term debt", since these securities are held by the Group.

GOODWILL, SOFTWARE AND OTHER INTANGIBLES	12 Months Ended
Dec. 31, 2009
Goodwill Software And Other Intagibles Abstract
GOODWILL, SOFTWARE AND OTHER INTANGIBLES

NOTE 15: GOODWILL, SOFTWARE AND OTHER INTANGIBLES

The following presents the allocation of goodwill by segment for December 31:

	2008
	Opening		Impairment/		Closing
	2008	Additions	write-offs	Disposals	2008
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	-	-	7,956
International	498,659	(4,229)	(4,585)	(24,068)	465,777
Turkish Operations	2,952,883	(345,574)*	-	-	2,607,309
Insurance	235,265	4,032	-	-	239,297
Other	70,641	11,989	-	-	82,630
Total	3,765,404	(333,782)	(4,585)	(24,068)	3,402,969
* Of which EUR 284,901 relates to the step acquisition of 9.679% in Finasbank in September 2008 (see below).

Despite the goodwill arising from the amount paid to minority shareholders in Finansbank upon the exercise of the puttable instruments held by the Fiba holders on September 26, 2008, the decrease in Turkish Operations is due to the negative foreign exchange differences amounting to EUR 638.9 million. The change in International operations relates to increase in shareholding in South Eastern Europe subsidiaries as well as additions and disposals in other private equity business activities of the Group net of negative foreign exchange differences amounting to EUR 42.6 million. In other Greek investments as well as in Insurance the increase is due to the goodwill arising from the participation in the share capital increase of Astir Palace Vouliagmenis S.A. and EI respectively.

	2009
	Opening		Impairment/	Disposals	Closing
	2009	Additions	write-offs		2009
	(EUR in thousands)
Global Markets and Asset Management	7,956	-	-	-	7,956
International	465,777	11,202	-	(758)	476,221
Turkish Operations	2,607,309	(7,166)		-	2,600,143
Insurance	239,297	-	-	-	239,297
Other	82,630	-	-	-	82,630
Total	3,402,969	4,036	-	(758)	3,406,247

The decrease in Turkish Operations is due to the negative foreign exchange differences amounting to EUR 7.2 million. The change in International relates to additions and disposals in other private equity business activities of the Group net of negative foreign exchange differences amounting to EUR 15 million.

The goodwill upon acquisition of the additional 43.90% shareholding of Finansbank acquired in January 2007 together with the additional 9.68% of Finansbank in September 2008, is presented below:

	January	September
	2007	2008
	(EUR in thousands)
% acquired	43.90%	9.68%
Fair values at acquisition date
Total consideration less cash and cash equivalents acquired	1,149,364	487,415
Assets acquired and liabilities assumed:
Cash and cash equivalents	586,039	616,340
Due from banks	1,488,850	873,094
Trading assets, derivatives and available-for-sale securities	1,392,312	2,281,485
Net loans	6,563,599	11,575,596
Software and other intangibles	9,245	23,336
Intangibles recognized:
—trade names	161,094	181,800
—customer relationships	125,873	144,400
—core deposits	36,338	44,100
—Mutual funds contracts	-	30,500
—software	14,446	20,000
Premises and equipment, net	137,905	200,585
Other assets	299,630	249,116
Deposits	(6,877,613)	(10,664,436)
Short term and long term borrowings	(1,927,497)	(2,444,372)
Other liabilities	(724,127)	(967,062)
Contingent liabilities	-	(72,183)
Total net assets	1,286,094	2,092,299
Group’s share of net identifiable assets	564,492	202,514
Goodwill on acquisition	1,170,911	284,901

The gross carrying amount and accumulated amortization relating to software and other intangibles at December 31, are presented below:

	2008			2009
	Software	Other	Total	Software	Other	Total
		intangibles			intangibles
	(EUR in thousands)
Gross carrying amount	309,995	414,028	724,023	415,510	379,113	794,623
Accumulated amortization	(213,820)	(78,069)	(291,889)	(248,594)	(106,893)	(355,487)
Net book value	96,175	335,959	432,134	166,916	272,220	439,136

As at December 31, 2009, other intangibles include intangibles identified upon the acquisition of acquired entities and consist of core deposits of EUR 31,679 thousand (EUR 38,288 thousand as at December 31, 2008), customer relationships of EUR 92,991 thousand (EUR 110,053 thousand as at December 31, 2008), software of EUR 10,716 thousand (EUR 11,648 thousand as at December 31, 2008), all of which have finite lives and trade names of EUR 145,561 thousand (EUR 146,802 thousand as at December 31, 2008) and mutual funds contracts of EUR 2,485 thousand (EUR 2,492 thousand as at December 31, 2008) which have indefinite lives. The estimated useful lives of core deposits and customer relationships are 6-11 years and software 11-14 years.

Amortization expense on software and other intangibles amounted to EUR 48,235 thousand, EUR 58,073 thousand and EUR 65,260 thousand in 2007, 2008 and 2009 respectively. The Group estimates that aggregate amortization expense for the five succeeding fiscal years will be approximately EUR 62,455 thousand, EUR 54,021 thousand, EUR 45,317 thousand, EUR 39,015 thousand and EUR 34,417 thousand for years 2010 through 2014 respectively.

PREMISES AND EQUIPMENT AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2009
Property Plant And Equipment [Abstract]
PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

NOTE 16: PREMISES AND EQUIPMENT AND LEASE COMMITMENTS

Premises and equipment at December 31, comprised:

	2008	2009
	(EUR in thousands)
Land	199,247	207,926
Buildings	757,267	833,911
Leasehold improvements	179,575	225,058
Furniture, fittings, machinery and vehicles	914,233	1,005,630
Total, at cost	2,050,322	2,272,525
Less: accumulated depreciation	(959,520)	(1,077,823)
Net book value	1,090,802	1,194,702

Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 83,643 thousand, EUR 101,441 thousand and EUR 110,296 thousand for the years ended December 31, 2007, 2008 and 2009 respectively.

Future minimum rental commitments under non-cancellable operating leases are presented below. The Group did not enter into any material capital leases during 2009.

Operating Leases
(EUR in
thousands)
2010	76,718
2011	62,428
2012	57,674
2013	77,456
2014	45,171
Thereafter	131,451
Total minimum lease payments	450,898

OTHER ASSETS	12 Months Ended
Dec. 31, 2009
Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 17: OTHER ASSETS

Other assets at December 31, comprised:

	2008	2009
	(EUR in thousands)
Insurance related assets	718,205	820,271
Deferred tax assets	1,068,533	396,029
Prepaid income taxes	172,093	256,542
Assets acquired through foreclosure proceedings	107,680	158,060
Brokerage auxiliary funds	22,793	19,757
Brokerage services settlement receivables	19,464	10,710
Private equity: Investees Assets	55,580	69,387
Prepaid expenses	84,963	99,140
Advances to employees	11,544	61,994
Unlisted equity securities	56,211	74,738
Hellenic Deposit and Investment Guarantee Fund	54,743	110,472
Receivables from Greek State	202,489	140,839
Checks and credit card transactions under settlement	145,213	128,977
Securities transactions under settlement	20,819	362,709
Other	498,627	529,201
Total	3,238,957	3,238,826

In accordance with article 6 of Law 3714/7.11.2008 the amount of deposits guaranteed by the deposit guarantee fund, increased from EUR 20,000 to EUR 100,000. Therefore, the contribution paid by banks to the fund also increased with additional contributions from 2008 onwards. The Law 3746/16.2.2009 renamed the fund to "Hellenic Deposit and Investment Guarantee Fund (HDIGF)" and provides that the difference between the regular annual contributions of credit institutions resulting from the application of article 6 of Law 3714/2008 will be included in a special assets group whose elements are jointly included in the proportion of each participant in the credit institutions.

ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2009
Assets Held For Sale Long Lived [Abstract]
ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

NOTE 18: ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE

The Group classified the assets and liabilities of the warehouse section of the Group (note 4) as held for sale from the point it took the binding decision to dispose of the warehouse section and made all the necessary arrangements to locate a buyer. Although the management of the Group remains at its initial strategy to dispose of the warehousing section, the prolonged severe financial crisis did have an unfavorable effect on concluding a sale with potential buyers and it is unlikely that a disposal will take place even in 2010. Therefore, management believes that classification of the warehousing section as non-current assets held for sale is no longer appropriate and thus, re-classified the amounts to the appropriate line items in the statement of financial position. These assets were measured at the carrying amount before they were classified as held for sale, adjusted for any depreciation expense that would have been recognized had the assets been continuously classified as held and used, because that amount was higher than the fair value at the date of the subsequent decision not to sell. The impact on the income statement for the year ending 2009 is EUR 3,477 thousand of which EUR 1,293 thousand and EUR 884 thousand relate to 2008 and 2007 respectively.

In 2008, the assets classified as held for sale were included under the segment "Other" (note 38).

	2008	2009
	(EUR in thousands)
Cash and due from banks	10	-
Premises and equipment, net	52,886	-
Other assets	18,258	-
Total assets	71,154	-
Accounts payable, accrued expenses and other liabilities	(6,322)	-
Net assets held for sale	64,832	-

PLEDGED ASSETS	12 Months Ended
Dec. 31, 2009
Financial Instruments Owned And Pledged As Collateral [Abstract]
PLEDGED ASSETS

NOTE 19: PLEDGED ASSETS

At December 31, 2008 and 2009, the Group pledged to central banks to increase borrowing capacity and to other third parties to secure public deposits and for other purposes, bonds and other assets, principally securities, of EUR 10,449,783 thousand and EUR 16,688,178 thousand, respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2009
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
DEPOSITS

NOTE 20: DEPOSITS

The aggregate amount of short-term certificates of deposit, each with a minimum denomination of EUR 69,416, which approximates USD 100,000, was EUR 787,906 thousand at December 31, 2009. As at December 31, 2009, interest-bearing deposits with scheduled maturities in excess of one year were EUR 476,139 thousand.

Deposits made by Greek residents and foreign customers at December 31, comprised:

	2008			2009
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)			(EUR in thousands)
Interest bearing:
Public sector	179,380	129,325	308,705	151,123	176,785	327,908
Private sector:
Corporations	4,620,567	4,045,340	8,665,907	3,690,658	4,996,019	8,686,677
Individuals	45,659,993	7,642,610	53,302,603	47,855,096	8,620,645	56,475,741
Interbank	9,984,258	3,176,525	13,160,783	11,660,997	4,984,526	16,645,523
Total interest bearing deposits	60,444,198	14,993,800	75,437,998	63,357,874	18,777,975	82,135,849
Non-interest bearing:
Public sector	1,869,934	18,299	1,888,233	1,908,245	46,793	1,955,038
Private sector:
Corporations	1,569,690	548,570	2,118,260	1,772,987	618,753	2,391,740
Individuals	325,635	574,598	900,233	537,288	524,595	1,061,883
Interbank	80,405	97,656	178,061	121,529	168,372	289,901
Total non-interest bearing deposits	3,845,664	1,239,123	5,084,787	4,340,049	1,358,513	5,698,562
Total:
Public sector	2,049,314	147,624	2,196,938	2,059,368	223,578	2,282,946
Private sector:
Corporations	6,190,257	4,593,910	10,784,167	5,463,645	5,614,772	11,078,417
Individuals	45,985,628	8,217,208	54,202,836	48,392,384	9,145,240	57,537,624
Interbank	10,064,663	3,274,181	13,338,844	11,782,526	5,152,898	16,935,424
Total deposits	64,289,862	16,232,923	80,522,785	67,697,923	20,136,488	87,834,411

Included in the above table are interest bearing deposits of EUR 2,788,892 thousand and EUR 808,669 thousand for 2008 and 2009 respectively that are accounted for at fair value. Such instruments are accounted for at fair value because they have embedded derivatives and the Group elected to account for them at fair value rather than separating the embedded derivatives, or because they are managed on a fair value basis and the Group elected to apply the fair value option provided by ASC 825 "Financial Instruments". During 2008 and 2009 losses of EUR (128,101) thousand and EUR (13,462) thousand, respectively, relating to fair value changes of these deposits were included in Net trading loss.

SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2009
Securities Sold Under Agreements To Repurchase Abstract
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

NOTE 21: SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Information concerning securities sold under agreements to repurchase is summarized as follows:

	2008	2009
	(EUR in thousands)
Securities sold under agreements to repurchase	1,757,153	4,485,440
Securities sold under agreements to repurchase:
Average outstanding during the year	4,197,105	3,877,534
Weighted average interest rate during the year	6.21%	2.32%
Weighted average interest rate at year end	4.25%	0.83%
Amount outstanding at month end:
January	3,965,055	2,739,742
February	5,086,100	3,339,847
March	4,545,518	3,388,670
April	4,555,737	3,915,039
May	4,051,422	3,626,470
June	4,567,642	2,287,075
July	3,886,653	3,916,264
August	4,032,826	5,386,574
September	4,943,570	5,202,192
October	4,940,862	5,316,094
November	4,726,092	5,047,640

       Securities sold under agreements to repurchase are recorded at the amount of cash received in connection with the transaction. Maturities of such agreements to repurchase are typically overnight to six months.

OTHER BORROWED FUNDS	12 Months Ended
Dec. 31, 2009
Short Term Debt Other Disclosures [Abstract]
OTHER BORROWED FUNDS

NOTE 22: OTHER BORROWED FUNDS

Included in other borrowed funds are debt issues with a maturity of one year or less. These borrowings had a balance of EUR 537,315 thousand and EUR 310,784 thousand in 2008 and 2009, respectively.

On December 11, 2009, Finansbank redeemed a floating rate syndication loan amounting to USD 470 million, with a maturity of one year.

The weighted average interest rate of other borrowed funds was 9.54% and 4.31% in 2008 and 2009 respectively.

ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2009
Accounts Payable Accrued Expenses And Other Liabilities Abstract
ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 23: ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES

Accounts payable, accrued expenses and other liabilities at December 31, comprised:

	2008	2009
	(EUR in thousands)
Accrued expenses and deferred income	79,164	94,160
Amounts due to re-insurers	27,731	24,670
Income and other taxes payable	126,914	163,437
Accounts payable	368,135	439,597
Payroll related accruals	49,793	68,972
Private equity: liabilities of investee entities	117,722	142,429
Unsettled transactions on debt securities	11,793	781,154
Accrued interest and commissions	529,812	386,452
Deferred tax liability	694,097	162,404
Amounts due to third‑parties under collection agreements	147,760	85,288
Pension liability	414,069	403,928
Dividends payable	21,007	19,010
Amounts due to government agencies	318,713	289,957
European Re-development Fund	39,638	30,039
Liabilities relating to deposit administration funds (DAF)	167,963	187,371
Checks and credit card transactions under settlement	571,891	527,110
Other	366,650	373,012
Total	4,052,852	4,178,990

INSURANCE RESERVES	12 Months Ended
Dec. 31, 2009
Insurance Loss Reserves [Abstract]
INSURANCE RESERVES

NOTE 24: INSURANCE RESERVES

EI has consistently made a provision for loss reserves by estimating the potential liability on a claim-by-claim basis. Activity in the liability for unpaid claims and claim adjustment expenses for the year ended December 31, comprises of:

	2008	2009
	(EUR in thousands)
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	534,140	576,103
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	213,711	283,242
Change in provision for insured events of prior years	(1,393)	(2,525)
Total incurred claims and claim adjustment expenses	212,318	280,717
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(75,315)	(104,338)
Claims and claim adjustment expenses attributable to insured events of prior years	(88,908)	(95,485)
Total payments	(164,223)	(199,823)
Changes in unearned premium reserves	(6,132)	43,714
Reserves for unpaid claims and claim adjustment expenses as at December 31,	576,103	700,711

	2008	2009
	(EUR in thousands)
Life insurance reserves
Mathematical and other life insurance reserves at January 1,	1,390,159	1,456,654
Increase in reserves	438,421	459,414
Paid claims and other movements	(371,926)	(295,406)
Mathematical and other life insurance reserves at December 31,	1,456,654	1,620,662
Total insurance reserves	2,032,757	2,321,373

Reinsurance arrangements

The reinsurance program of EI is designed to minimize the Group's exposure to large claims and reduce accumulation against catastrophic risks. The level of risk retained by the Group is determined by the levels of Shareholder Equity, Gross Written Premia and Possible Maximum Loss per type of risk underwritten.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2009
Long Term Debt [Abstract]
LONG-TERM DEBT

NOTE 25: LONG-TERM DEBT

Long-term debt (original maturities of more than one year) at December 31, comprised of:

	2008
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	55,690	368,378	-	424,068
Variable Rate	1,505,392	735,141	-	2,240,533
Subordinated Debt:
Fixed Rate	18,708	-	799,235	817,943
Variable Rate	9,050	-	590,631	599,681
Other
Fixed Rate	65,476	33,836	2,580	101,892
Variable Rate	129,648	69,857	1,401	200,906
Total	1,783,964	1,207,212	1,393,847	4,385,023

	2009
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	23,621	322,690	1,374,000	1,720,311
Variable Rate	612,858	214,578	250,278	1,077,714
Subordinated Debt:
Fixed Rate	5,222	-	240,463	245,685
Variable Rate	1,786	129,102	-	130,888
Other
Fixed Rate	6,456	45,558	43,977	95,991
Variable Rate	21,879	63,098	1,488	86,465
Total	671,822	775,026	1,910,206	3,357,054

Certain debt instruments were issued by 100% owned "finance subsidiaries" of the Bank, NBG Funding Ltd (unconsolidated) and NBG Finance plc (consolidated) (the "finance subsidiaries"). The Bank has fully and unconditionally guaranteed all securities issued by these companies. There are no restrictions on the ability of these "finance subsidiaries" to transfer funds to the Bank in the form of cash dividends, loans and advances.

The Group does not consolidate NBG Funding Ltd as the Group is not deemed to be the primary beneficiary of the entity. The Group does not absorb the majority of the entity's expected losses nor does it receive a majority of the entity expected returns.

The proceeds of the instruments issued by NBG Funding were lent to NBG Finance through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each of the instruments referred to above but with a 31 year maturity.

(a) Long-Term Senior debt
Long-term debt Senior Notes and the related rates and maturity dates at December 31, comprise:
2008
(in EUR
thousands)
Fixed, with a weighted average rate of 6.26%, maturing up until 2013 and denominated in USD	187,321
Fixed, with a weighted average rate of 11.81%, maturing up until 2011 and denominated in TRY	121,736
Fixed, with a weighted average rate of 5.36%, maturing up until 2012 and denominated in EUR	7,082
Fixed, with a weighted average rate of 6.62%, maturing up until 2010 and denominated in BGN	21,073
Fixed, with a weighted average rate of 7.35%, maturing up until 2012 and denominated in RON	86,856
Total	424,068
Variable, with a weighted average rate of 4.56%, maturing up until 2013 and denominated in EUR	1,752,759
Variable, with a weighted average rate of 3.98%, maturing up until 2012 and denominated in USD	476,591
Variable, with a weighted average rate of 5.06%, maturing up until 2013 and denominated in BGN	9,484
Variable, with a weighted average rate of 16.71%, maturing up until 2012 and denominated in RON	1,699
Total	2,240,533

2009
(in EUR
thousands)
Fixed, with a weighted average rate of 3.88%, maturing up until 2016 and denominated in EUR	1,392,607
Fixed, with a weighted average rate of 6.37%, maturing up until 2011 and denominated in USD	117,665
Fixed, with a weighted average rate of 11.81%, maturing up until 2011 and denominated in TL	127,581
Fixed, with a weighted average rate of 7.35%, maturing up until 2012 and denominated in RON	82,458
Total	1,720,311
Variable, with a weighted average rate of 1.53%, maturing up until 2018 and denominated in EUR	875,643
Variable, with a weighted average rate of 2.10%, maturing up until 2012 and denominated in USD	174,432
Variable, with a weighted average rate of 5.17%, maturing up until 2018 and denominated in BGN	27,639
Total	1,077,714

Long-Term Senior fixed rate debt

USD 110 million bonds with a five year maturity and USD 110 million bonds with a seven-year maturity issued in March 2006 by a special purpose entity, the proceeds of which were lent to the Bank's subsidiary Finansbank. Interest is 6.25% and 6.50% respectively, paid semi-annually. As at December 31, 2009, a portion of these bonds, USD 45.0 million and USD 9.0 million respectively, have been repurchased by the Group.

TL 300 million, credit card secured non-amortizing loan, issued in March 2006 with a five-year maturity. Interest is 11.81%, paid quarterly.

In February 2007, NBG Finance plc, a wholly owned subsidiary of the Bank, issued RON 355 million Fixed Rate Notes, guaranteed by the Bank due in February 2012. Interest is 7.35% and paid semi-annually. The proceeds of the Note were ultimately lent to the Bank under loan agreements with the terms disclosed above. Part of this issue amounting to EUR 3.6 million has been bought back by the Bank.

In October 2009 the Bank issued securities under the EUR 10 billion covered bonds program of a nominal value of EUR 1.5 billion, which are described in Note 14 "Loans and allowance for loan losses". This issue has been designated as a financial liability at fair value through profit or loss. During 2009, net gains of EUR 111 million resulting from changes in the fair value of these notes were recorded in Net trading loss. Fair value gains of EUR 109 million were attributable to changes in instrument specific credit risk, measured based on changes in the Bank's own credit spread. Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2009 were EUR 1,388 million and EUR 1,499 million respectively.

On November 16, 2009, Finansbank redeemed the last tranche of the USD 125 million Series 2004-B Fixed Rate Notes, obtained via a special purpose entity and secured on Finansbank's Diversified Payment Rights.

Long-Term Senior variable rate debt

USD 500 million Series 2005-A Floating Rate Notes issued in March 2005 by a special purpose entity, the proceeds of which were lent to Finansbank. The notes are secured on Finansbank's diversified payment rights and have a seven-year maturity. Interest is determined as the three-month LIBOR plus 180 bps, paid quarterly, with no principal repayment for the first three years. The outstanding amount of Series 2005-A as of December 31, 2009 was USD 281 million (2008: USD 406 million). As of the same date, an amount of USD 41.2 million has been bought back by the Group.

EUR 500 million Schuldscheindarlehen loan agreement issued in August 2008. The Bank exercised its right to borrow EUR 500 million under the facility on the same date. The facility matures on August 4, 2010, and interest is paid semi-annually at EURIBOR plus +36 bps.

Variable rate debt in EUR includes the proceeds of the securities issued by the Bank in November 2008 under the EUR 10 billion covered bonds program and sold to institutional investors in September 2009 with nominal value of EUR 100 million, which are described in Note 14 "Loans and allowance for loan losses".

On May 22, 2009, NBG Finance Plc redeemed the EUR 1,500 million Floating Rate Notes issued in May 2007. At December 31, 2008, an amount of EUR 299 million was held by the Group.

On October 9, 2009, NBG Finance Plc redeemed USD 300 million Floating Rate Notes issued in October 2007. As at December 31, 2008, an amount of USD 259 million was held by the Group.

On December 7, 2009, Finansbank redeemed the second tranche of USD 221 million, of the term loan facility of USD 700 million, with a three year maturity and interest paid monthly at Libor plus 60 bps. The first tranche of USD 479 million was redeemed in December 2008.

On September 1, 2009, the Bank signed a long-term loan agreement with European Investment Bank for a total amount of EUR 250 million. The main purpose of the loan facility is the financing of small and medium-sized enterprises and its interest rate has been set at 3-month Euribor plus 0.576 bps. The loan facility matures on September 1, 2016.

(b) Long-Term Subordinated debt
Long-term Subordinated debts and the related rates and maturity date at December 31, comprised of:
2008
(in EUR
thousands)
Fixed, 6.00% up to February 16, 2010, redeemable on or after Feb. 2015 and denominated in EUR	119,892
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	388,023
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	155,263
Fixed, 9.00% for the first 5 years and steps up to 11.79%, matures in 2014 and denominated in USD	154,765
Total	817,943
Variable, with a weighted average rate of 7.16%, redeemable on or after July 2013 and denominated in EUR	256,721
Variable, with a weighted average rate of 4.50%, redeemable on or after Nov. 2014 and denominated in EUR	255,287
Variable, with a weighted average rate of 4.51%, redeemable on or after Nov. 2014 and denominated in USD	87,673
Total	599,681

2009
(in EUR
thousands)
Fixed, 6.00% up to February 16, 2010, redeemable on or after Feb. 2015 and denominated in EUR	34,455
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	109,142
Fixed, 2.76%, redeemable on or after June 2015, matures through 2035 and denominated in JPY	102,088
Total	245,685
Variable, with a weighted average rate of 2.51%, redeemable on or after July 2013 and denominated in EUR	75,562
Variable, with a weighted average rate of 3.66%, redeemable on or after Nov. 2014 and denominated in EUR	28,869
Variable, with a weighted average rate of 3.75%, redeemable on or after Nov. 2014 and denominated in USD	26,457
Total	130,888

Long-Term Subordinated fixed rate debt

EUR 230 million series D CMS-Linked Subordinated Callable Notes were issued in February 2005. The securities are guaranteed on a subordinate basis by the Bank. The securities have 31 year maturity and may be redeemed by the Group, in whole but not in part, on February 16, 2015 or any dividend date falling thereafter subject to the consent of the Bank of Greece. The preferred dividend rate is 6.00% until February 16, 2010 and, thereafter, is determined as the difference of the 10 year EUR CMS mid swap rate minus the 2 year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10.00% paid annually.

JPY 30 billion Callable Subordinated Fixed Rate Notes were issued in June 2005. The securities are due in June 2035 and are guaranteed on a subordinate basis by the Bank. The notes may be redeemed at the option of the Bank in or after June 2015. The notes carry a fixed rate of interest of 2.755%, which is payable semi-annually in arrears. These notes are hedged for changes in fair value but hedge accounting is not applied. For this reason, at January 1, 2008 the Bank elected to apply the fair value option for these notes and measure them at fair value with changes recognized in the income statement. During 2009, net gains resulting from changes in the fair value of these notes of EUR 41 million (2008: EUR 78 million) were recorded in Net trading (loss). Fair value gains of EUR 27 million were attributable to changes in instrument specific credit risk, measured based on the change in the Bank's own credit spread. Interest expense is not recognized separately from fair value changes. The outstanding principal balance as at December 31, 2009 was EUR 225 million (2008: EUR 238 million).

GBP 375 million series E Fixed/Floating Rate Subordinated Callable Notes were issued in November 2006. The securities are guaranteed on a subordinate basis by the Bank. The securities have 31 year maturity and may be redeemed by the Group, in whole but not in part, in November 2016 or on any dividend date falling thereafter subject to the consent of the Bank of Greece. The preferred dividend rate is 6.2889% until November 8, 2016 and three month LIBOR plus 2.08% thereafter, paid annually until November 8, 2016 and quarterly thereafter.

On October 8, 2009, Finansbank redeemed, at the first repayment option date, the subordinated loan of amount USD 200 million, issued in October 2004 with original maturity of 10 years and an interest rate of 9% for the first five years and step up of 11.79% thereafter.

Long-Term Subordinated variable rate debt

EUR 350 million Series A Floating Rate Subordinated Callable Notes were issued in July 2003. The securities are guaranteed on a subordinate basis by the Bank. The securities have 31 year maturity and may be redeemed by the Group, in whole but not in part, in July 2013 or on any dividend date falling thereafter, subject to the consent of the Bank of Greece. The preferred dividend rate is three-month Euribor plus 175 bps until July 11, 2013 and Euribor plus 275 bps thereafter, paid quarterly.

EUR 350 million series B CMS-Linked Subordinated Callable Notes were issued in November 2004. The securities are guaranteed on a subordinate basis by the Bank. The securities have 31 year maturity and may be redeemed by the Group, in whole but not in part, in November 2014 or any dividend date falling thereafter subject to the consent of the Bank of Greece. The preferred dividend is 6.25% for the first year and is then determined as the 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.00% paid semi-annually.

USD 180 million series C CMS-Linked Subordinated Callable Notes were issued in November 2004. The securities are guaranteed on a subordinate basis by the Bank. The securities have 31 year maturity and may be redeemed by the Group, in whole but not in part, in November 2014 or any dividend date falling thereafter subject to the consent of the Bank of Greece. The preferred dividend is 6.75% for the first year and is then determined as the 10 year USD CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.50% paid semi-annually.

On June 22, 2009, the Bank announced a voluntary tender offer for the acquisition of any and all of the five series of the preferred securities issued by NBG Funding. The tender offer was for all the preferred securities in an aggregate nominal value of approximately EUR 1,050 million, excluding the preferred securities that had already been acquired on open market by the Bank of an aggregate nominal value of approximately EUR 450 million.

On July 7, 2009, the Bank announced the results of the voluntary tender offer for the preferred securities, where holders of preferred securities of an aggregate nominal value of approximately EUR 450 million (equal to approximately 43% of the aggregate nominal value of the preferred securities subject to the tender offer) validly tendered their preferred securities at a price lower than their nominal value. The settlement date for the purchase by the Bank of the preferred securities that have been validly tendered was July 8, 2009. The purchases were funded by existing liquidity reserves of the Bank. Subsequent to July 7, 2009 (expiry date of the tender offer) the Bank purchased an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 19.1 million of series A, B and D, GBP 46.6 million of series E and USD 0.8 million of series C.

(c)       Long-Term Other debt

"Other" primarily includes fixed rate borrowings of Finansbank and Finans Finansal Kiralama S.A. amounting to EUR 91,764 thousand (of which EUR 89,930 thousand, EUR 328 thousand and EUR 1,506 thousand denominated in EUR, TL and USD respectively) and floating rate borrowings of the above mentioned companies, amounting to EUR 84,310 thousand (of which EUR 61,055 thousand, and EUR 23,255 thousand denominated in EUR and USD).

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2009
Commitments And Contingencies Abstract
COMMITMENTS AND CONTINGENCIES

NOTE 26: COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Group enters into a number of off-balance sheet commitments to meet the financing needs of its customers, through the use of commitments to extend credit and commercial and standby letters of credit.

The Group's exposure to credit loss in the event of non-performance by the other party to the financial instrument for commitments to extend credit and commercial and standby letters of credit is represented by the contractual notional amount of those instruments. The Group uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The following table summarizes the Group's off-balance-sheet financial instruments, whose contract amounts represent credit risk, as of December 31:

	2008	2009
	(EUR in thousands)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*:
Commercial and personal	17,905,459	19,084,911
Commercial real estate	81,463	29,659
Residential real estate	549,625	526,925
Commercial letters of credit	654,996	452,273
Standby letters of credit and financial guarantees written	6,282,576	6,369,777

* Commitments to extend credits at December 31, 2008 and 2009 include EUR 1,985 million and EUR 1,597 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.

Commitments to Extend Credit. Commitments to extend credit are agreements to lend to a customer, as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Management evaluates each customer's credit worthiness in determining the amount of collateral to obtain. Collateral held varies and may include accounts receivable, inventory, property, plant and equipment and real estate.

Commercial Letters of Credit. Commercial letters of credit ensure payment by a bank to a third party for a customer's foreign or domestic trade transactions, generally to finance a commercial contract for the shipment of goods. A significant portion of commercial letters of credit is on an immediate payment basis. The Group's credit risk in these transactions is limited since the contracts are collateralized by the merchandise being shipped and are generally of short duration.

Standby Letters of Credit and Financial Guarantees Written. Standby letters of credit and financial guarantees written are conditional commitments issued by the Group to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support the financing needs of the Bank's commercial customers, and are short-term in nature. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Group holds marketable securities as collateral supporting those commitments for which collateral is deemed necessary.

Legal Contingencies. The Group is a defendant in certain claims and legal actions arising in the ordinary course of business. In the opinion of the management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the consolidated financial position of the Group. At December 31, 2008 and 2009 the Group has provided for cases under litigation amounting to EUR 45.5 million and EUR 60.7 million respectively.

Voluntary Retirement Schemes

On November 25, 2008, the Bank's wholly owned subsidiary EI announced a voluntary retirement scheme whereby employees fulfilling certain criteria have the opportunity to leave service receiving additional benefits to those provided by law, up to December 31, 2010 and subject to the approval of the Voluntary Retirement Scheme Committee which includes representatives of the company and its employees. Employees of whom applications have not yet been approved may withdraw their interest up to their leaving date. A total of 257 employees had subscribed to the program up to December 31, 2010, out of which 179 had either already left or had been approved to leave by March 31, 2010. The Group has recognized an expense of EUR 41.4 (EUR 16.8 in 2008 and EUR 24.6 million in 2009) in respect of employees for whom applications have been accepted. The additional cost for the remaining employees whom the program concerns is estimated at EUR 8.7 million.

OTHER FEES AND COMMISSIONS	12 Months Ended
Dec. 31, 2009
Fees And Commissions [Abstract]
OTHER FEES AND COMMISSIONS

NOTE 27: OTHER FEES AND COMMISSIONS

Other fees and commissions for the years ended December 31, comprised:

	2007	2008	2009
	(EUR in thousands)
Custody, brokerage & investment banking	159,206	115,555	96,711
Retail lending fees	69,294	58,886	54,794
Corporate lending fees	154,740	140,615	148,884
Banking fees & similar charges	163,290	186,590	168,112
Fund management fees	79,955	52,515	33,639
Total	626,485	554,161	502,140

NET TRADING (LOSS)	12 Months Ended
Dec. 31, 2009
Net Trading Profit Loss [Abstract]
NET TRADING (LOSS)

NOTE 28: NET TRADING (LOSS)

Net trading (loss) in 2007, 2008 and 2009 includes gains of EUR 384,746 thousand, EUR 25,745 thousand and nil respectively relating to a loan with an embedded derivative that the Group elected to account for at fair value through the profit and loss instead of separating the embedded derivative. The loan was settled during 2008.

Net trading (loss) in 2007, 2008 and 2009 also includes gains from the re-purchase by the Group from the open market of debt securities issued by the Group of nil, EUR 361,325 thousand and EUR 224,683 thousand respectively.

OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2009
Other Noninterest Income Abstract
OTHER NON-INTEREST INCOME

NOTE 29: OTHER NON-INTEREST INCOME

Other non-interest income for the years ended December 31, comprised:

	2007	2008	2009
	(EUR in thousands)
Income from insurance operations	834,681	852,557	990,054
Gain on disposal of premises and foreclosed assets	73,633	70,744	3,259
Hotel revenues	28,967	33,771	34,737
Other	140,229	84,604	62,740
Total	1,077,510	1,041,676	1,090,790

OTHER NON-INTEREST EXPENSE	12 Months Ended
Dec. 31, 2009
Other Noninterest Expense Abstract
OTHER NON-INTEREST EXPENSE

NOTE 30: OTHER NON-INTEREST EXPENSE

Other non-interest expense for the years ended December 31, comprised:

	2007	2008	2009
	(EUR in thousands)
Insurance claims, reserves movement, commissions and reinsurance premia ceded	764,883	741,565	898,934
Credit card costs	48,824	34,051	29,580
Hotel running costs	30,221	35,306	37,143
Broker costs	29,378	15,762	10,507
Rental expense	83,643	101,441	110,296
Taxes and duties other than income tax	68,434	54,098	73,197
Promotion and advertising	89,863	87,451	83,325
Third party fees	169,633	166,989	135,966
Other	239,536	348,566	349,242
Total	1,524,415	1,585,229	1,728,190

INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2009
Income Tax Disclosure Abstract
INCOME TAX EXPENSE

NOTE 31: INCOME TAX EXPENSE

The significant components of the income tax expense for the years ended December 31, 2007, 2008 and 2009 are as follows:

	2007	2008	2009
	(EUR in thousands)
Income tax expense :
Current tax (expense) domestic	(137,307)	(106,050)	(84,783)
Current tax (expense) foreign	(94,834)	(54,073)	(78,965)
Deferred tax (expense)/benefit domestic	(85,076)	(36,263)	(46,745)
Deferred tax (expense)/benefit foreign	5,726	(45,695)	(10,131)
Total	(311,491)	(242,081)	(220,624)

The allocation of income before income tax expense between domestic and foreign is presented in note 38.

The differences between the statutory income tax rates and the effective tax rates are summarized as follows:

	2007	2008	2009
Average statutory income tax rates(1)	23.99%	18.99%	18.60%
Effect of tax exempt income	(4.02)%	(7.47)%	(17.46)%
Effect of companies incurring net losses	(0.15)%	(0.39)%	(0.89)%
Non deductible expenses	3.96%	5.77%	3.27%
Statutory revaluation of fixed assets	0.02%	(1.65)%	11.08%
Effect of change in income tax rate	-	3.49%	3.13%
Additional tax under Greek tax law 3808/2009	-	-	5.89%
General allowance for loans losses recognized only for tax purposes	(6.69)%	(6.36)%	(0.33)%
Non-offsettable income taxes	-	5.82%	2.81%
Tax audit settlement	-	1.68%	-
Other	1.27%	1.27%	1.14%
Average effective rate	18.38%	21.15%	27.24%

(1) The average statutory income tax rates are used in view of the fact that the consolidated subsidiaries are taxed under different tax rates depending on the nature of their entrepreneurial activity and the jurisdiction in which taxes are levied.

The significant components of deferred income tax assets and liabilities at December 31, comprised:

	2008	2009
	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	5,304	1,121
Mark to market valuation of securities and derivatives	552,707	36,247
Pension and other post retirement benefits	51,147	47,078
Insurance reserves	23,755	15,960
Revaluation of land and buildings	221,855	136,405
Intangibles recognized upon acquisition and other assets	3,519	(8,760)
Tax free reserves	-	(24,002)
Other	210,246	191,980
Total deferred tax assets	1,068,533	396,029
Deferred Tax Liabilities:
Allowance for loan losses	(27,638)	(39,344)
Mark to market valuation of securities and derivatives	(346,823)	(3,251)
Pension and other post retirement benefits	-	3,542
Revaluation of land and buildings	(1,234)	3,376
Intangibles recognized upon acquisition and other assets	(50,307)	(39,557)
Tax free reserves	(94,006)	(71,258)
Other	(174,089)	(15,912)
Total deferred tax liabilities	(694,097)	(162,404)
Net deferred tax asset	374,436	233,625

The deferred tax on the mark-to-market valuation of securities includes both trading and available-for-sale securities, as most of these mark-to-market gains/(losses) are not recognized for Greek income tax purposes.

The applicable Greek statutory corporation income tax rate is 25% for 2007, 2008 and 2009.

On September 25, 2008 a tax law (Law 3697/2008) was enacted in Greece, according to which the corporation tax rate will be reduced from 25% to 20% declining by 1% each year starting from 2010 to 2014.

Based on the new tax rates, the Group examined the timing of the reversal of the temporary differences for the Greek entities and adjusted the deferred tax asset/liability amounts accordingly. The total effect, for the years ended December 31, 2008 and 2009 of the reduction in tax rate was an expense of EUR 40.0 million and EUR 25.4 million respectively.

On December 10, 2009, a tax law (Law 3808/2009) was enacted, according to which entities with profits exceeding EUR 5 million in 2008, are required to pay a special tax levy calculated on the higher of the taxable profits or IFRS profits reported for that year. The tax levy accrued to the Group's current year income statement amounted to EUR 47.7 million.

On January 29, 2008, a tax law (Law 3634/2008) was enacted, whereby for years ending from 2007 onwards banks are subject to tax on profits which previously qualified as tax exempt and deriving from sale of stock exchange traded shares and stock exchange traded derivatives. The tax is calculated at the applicable corporation income tax rate.

Non-offsettable income taxes relate to the excess amount of withholding taxes over the capacity to absorb tax credits in the current year.

The reconciliation of the movement of the Group's unrecognized tax benefits is presented in the following table. If recognized, these benefits would affect the Group's effective tax rate.

Reconciliation of the Change in Unrecognized Tax Benefits
	2007	2008	2009
	(EUR in thousands)
Balance, at beginning of year	8,448	29,409	10,125
Decreases related to positions taken during prior years	12,955	(75)	-
Increases related to positions taken during the current year	8,006	6,014	15,525
Settlements	-	(22,544)	(7,008)
Effect of foreign exchange differences	-	(2,679)	231
Balance, at end of year	29,409	10,125	18,873

During 2007, 2008 and 2009, the Group recognized within income tax expense the amount of EUR 2,861 thousand, EUR 111 thousand and EUR 44 thousand respectively, relating to interest. As of December 2007, 2008 and 2009, the Group's cumulative interest related to income taxes was EUR 2,861 thousand, EUR 169 thousand and EUR 199 thousand respectively.

During 2009, the Bank settled its open tax year 2008. The settlement tax expense amounted to EUR 3,308 thousand. In addition, during 2009, the settlement tax expense of "open" tax years of certain branches and subsidiaries amounted to EUR 3,700 thousand.

The Group companies file income tax returns in the jurisdictions in which they conduct business. We do not expect the total amounts of unrecognized tax benefits to significantly change within 12 months of the reporting date.

The open tax years of the major companies of the Group are as follows:

Company	Open tax years
National Bank of Greece S.A.	2009
NBG London Branch (United Kingdom)	2008-2009
Finansbank A.S. (Turkey)	2005-2009
United Bulgarian Bank A.D.‑Sofia (Bulgaria)	2005-2009
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2005-2009
Banca Romaneasca S.A. (Romania)	2006-2009
National P&K Securities S.A. (Greece)	2008-2009
NBG Asset Management Mutual Funds S.A. (Greece)	2005-2009
Ethniki Leasing S.A. (Greece)	2006-2009
Ethniki Hellenic General Insurance S.A. (Greece)	2006-2009

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2009
Related Party Transaction Due From To Related Party [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 32: RELATED PARTY TRANSACTIONS

The Group has entered into transactions with its directors and management. The aggregate amount of loans to such related parties totaled EUR 29.4 million and EUR 14.7 million at December 31, 2008 and 2009, respectively. The terms extended are similar to those extended to unrelated parties. The Group has also entered into transactions with its affiliates, which are accounted for by the equity method (see note 13). The aggregate amount of loans to affiliates totaled EUR 5.6 million and EUR 34.6 million as at December 31, 2009 and 2008 respectively.

The Bank has granted a fully collateralized loan to the Lump-Sum Benefit Plan for its employees, a post retirement benefit plan to which the Group does not pay contributions to, the outstanding balance of which was EUR 54.2 million and EUR 79.6 million on December 31, 2008 and 2009 respectively.

PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2009
Paid In Capital Abstract
PAID-IN CAPITAL

NOTE 33: PAID-IN CAPITAL

Redeemable preference shares in favor of the Greek State

On January 22, 2009, an Extraordinary General Meeting of the Bank's Shareholders was held, which approved the issue of 70 million redeemable preference shares at a par value of EUR 5.00 each with the cancellation of the pre-emptive rights of the existing shareholders in favor of the Greek State in accordance with the Law 3723/2008 for the Bank's participation in the part (1) of the Hellenic Republic bank support plan. On May 21, 2009, the Bank's BoD certified that the Greek State fully covered the said issue of preferred shares. This increase was covered through the transfer to the Bank of an equal market value Greek Government Bond with a coupon rate of 6-month Euribor plus 130 basis points. On May 25, 2009, the BoD's minutes for the above mentioned certification were filed with the Ministry of Development (resolution K2-5300/Registrar of Companies). Following the above the Bank's share capital increased by EUR 350 million.

The preference shares issued by the Bank in favor of the Greek State are not transferable and embody the following privileges:

(a)       The right to receive payment of a fixed return, calculated on a 10% basis over the issue price of each preference share which is payable within one month as of the Bank's Annual Shareholders Meeting (i) in priority over the common shares, (ii) in priority over the dividend amounts distributed pursuant to Article 1 par. 3 of Law 3723/2008 and (iii) irrespective of distribution of dividend to other classes of shareholders and provided that, following payment of the said fixed return, the Bank's and Group's capital adequacy ratios, meet the respective capital adequacy requirements set by the Bank of Greece.

The distribution is subject to availability of distributable funds, in accordance with Article 44a of Law 2190/1920. In case of inadequacy of distributable funds, the Preferred Shareholder is entitled to receive payment of fixed return on the preference shares in priority over the Common Shareholders, up to exhaustion of such distributable funds.

(b)       Upon liquidation, the right in liquidation proceeds in priority over all other shareholders.

The Ministry of Economy and Finance, through its letter to the Bank of Greece (Protocol Number 39389/B2038/7.8.2009) clarified that the funds provided by the Greek State to the financial institutions through the issuance of preference shares, are for the support of the capital adequacy of the Greek banking sector and not for medium term funding. In this respect, the Government in May 2010 issued a law (3844/2010) with the necessary legislative amendments under which the preference shares are not mandatory redeemable. However, if not redeemed after five years following their issuance, the coupon rate is increased by 2% per annum cumulatively.

Pursuant to decision No. 54201/B2884 of the Minister of Finance, as currently applicable, the banks will be required to convert the preference shares into common shares or another class of shares if the redemption of the preference shares as above is impossible, because the Tier I capital of those banks after such redemption would be less than the level set by the Bank of Greece.

Other capital increases

On December 22, 2009, the Board of Directors of the Bank approved the share capital increase by EUR 99 thousand through the issue of 19.693 ordinary shares derived from the exercise of stock options under Programs A and B.

In July 2009, following the Board of Directors' resolution on June 18, 2009, the Bank increased its ordinary share capital by offering 110,367,615 new ordinary shares of nominal value of EUR 5.00 each and subscription price of EUR 11.30 each through a rights issue. The shares were initially offered to existing ordinary shareholders at a ratio of 2 new shares for every 9 shares held. The total capital raised amounted to EUR 1,247,154 thousand, EUR 551,838 thousand of which was credited to "Common stock" account and the remaining amount less expenses incurred of EUR 653,518 thousand was credited to "additional paid-in-capital" account.

On June 26, 2008, the BoD of the Bank approved the share capital increase by EUR 1,940 thousand through the issue of 387,970 ordinary shares of a nominal value of EUR 5.00 and exercise price of EUR 22.12 derived from the exercise of stock options under Program B. The difference from the issue of shares above par value of a total amount of EUR 6,642 thousand was credited to the "additional paid-in-capital". Furthermore, the total compensation cost for 2008 derived from share based payments amounted to EUR 10,503 thousand and was credited to "additional paid-in-capital".

On June 6, 2008, following the resolution of the Bank's Annual General Meeting of the Shareholders held on May 15, 2008 which approved the issue of redeemable preference shares of up to EUR 1.5 billion, the BoD of the Bank issued 25,000,000 Non-cumulative Non-voting Redeemable Preference Shares of a par value of EUR 0.30 each, which were offered in the form of American Depositary Shares in the United States, at a price of USD 25 per preference share (equivalent to EUR 16.11). The total proceeds of the offering amounted to USD 625 million or EUR 402.6 million. The annual dividend was set to USD 2.25 per Preference Share. The American Depositary Shares are evidenced by American Depositary Receipts and are listed on the New York Stock Exchange. The Preference Shares are redeemable at the option of the issuer on or after June 6, 2013, at par. If the Bank is wound up or liquidated, whether or not voluntarily, the Preference Shareholders will be entitled to receive out of our liquidation proceeds a distribution per preference share of an amount equal to the par value, before any distribution or payment may be made to holders of our ordinary shares or any other class of our shares ranking junior in respect of liquidation proceeds. The difference from the issue of preference shares above par value less the issue costs, of a total amount of EUR 382,775 thousand was credited to the "additional paid-in-capital".

Following the resolution of the Bank's Annual General Meeting of the Shareholders held on May 15, 2008, the Bank issued 19,067,838 new shares with a nominal value of EUR 5.00 per share to existing shareholders without payment, instead of additional EUR 1 dividend for the year 2007, at a ratio of four new shares for every one hundred shares owned. The difference between the current value less the issue costs of the shares and the nominal value of EUR 381,196 thousand was credited to "additional paid-in capital".

On November 1, 2007, the BoD of the Bank approved the issue of a further 496,500 share options under the stock options program approved by the repeat General Meeting of Shareholders on June 22, 2005. Furthermore, on November 1, 2007, the BoD of the Bank approved the issue of a further 3,014,100 share options under the stock options program approved by the second repeat General Meeting of Shareholders on June 1, 2006. On December 20, 2007, following the completion of the exercise period of the share options that were vested with the approval of the BoD, a total of 1,561,242 shares were issued, of a nominal value of EUR 5.00 and exercise price of EUR 23.80 for 1,157,667 shares and EUR 23.00 for 403,575 shares. The difference from the issue of shares above par value of a total amount of EUR 29,028 thousand was credited to the "additional paid-in-capital". Furthermore, the total compensation cost for 2007 derived from share options amounted to EUR 29,457 thousand and was credited to "additional paid-in-capital".

On May 25, 2007, the Bank's shareholders at the Annual General Meeting approved the increase of the Bank's share capital by EUR 1,750 thousand through capitalization of profits. A total of 350,000 common registered shares were issued, of a nominal value of EUR 5.00. The newly issued shares were distributed to the personnel of the Bank as bonus shares. The total compensation cost for 2007 from bonus shares amounted to EUR 4,336 thousand and was credited to "additional paid-in-capital".

REDEEMABLE NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2009
Redeemable Non Controlling Interest Abstract
REDEEMABLE NON-CONTROLLING INTEREST

NOTE 34: REDEEMABLE NON-CONTROLLING INTEREST

As part of the acquisition of Finansbank in 2006, the sellers, retain a residual stake of 9.68% in the ordinary share capital of Finansbank, which was subject to put and call agreements, as provided for in the shareholders' agreement between the Bank and the sellers, exercisable for a two year period commencing two years after closing of the acquisition at a multiple of between two and a half and three and a half times the book value of the Finansbank's share, subject to certain performance criteria. These put and call agreements are not legally detachable neither separately exercisable from the respective shares held by FIBA. In August 2008 the Bank accepted the proposal of FIBA Holdings A.S. (the sellers) to acquire the shares of Finansbank held by the sellers (9.68%), as provided for in the shareholders agreement between the Bank and the sellers. The exercise price was determined in accordance with the agreement. In September 2008, NBG Finance (Dollar) Plc acquired the above shares from FIBA Holdings A.S.

In April 2007, the Bank disposed of 5% of Finansbank ordinary shares to International Finance Corporation ("IFC") for USD 259.2 million. This stake is subject to put and call arrangements, as provided for in the shareholders' agreement between the Bank and IFC, exercisable after 5 and 7 years, respectively. These put and call agreements are not legally detachable neither separately exercisable from the respective shares held by IFC. The price per share received from the IFC was determined to be the price per share paid by the Bank to the Finansbank shareholders during the Mandatory Tender Offer.

Similar put/call agreements exist with the European Bank for Reconstruction and Development ("EBRD") and IFC with respect to 10.8% each of Stopanska Banka's share capital and with EBRD with respect to 10.21% of Banca Romaneasca's share capital.

Based on the terms of the above agreements, the ordinary shares subject to the put options described above are accounted for as redeemable non-controlling interest as described in note 3, in accordance with ASU 2009-04 (EITF Topic D-98). The amount presented as "Non-controlling interest—Temporary equity" relates to the redemption amount as estimated at each reporting date. The Group applied the guidance in ASU 2009-04 (EITF Topic D-98) relating to redeemable non-controlling interests in 2009, retrospectively. As a result, 2007 opening "Accumulated Surplus" was reduced by EUR 217 million, being the difference between the previous carrying amount of the non-controlling interest relating to the above redeemable non-controlling interest and the redemption amount. Any changes in the redemption amount are also recognized in "Accumulated Surplus".

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2009
Earnings per share [Abstract]
EARNINGS PER SHARE

NOTE 35: EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income for the year attributable to ordinary shareholders after deducting dividends declared to preferred shareholders by the weighted average number of ordinary shares outstanding during the year (amounts are presented in EUR thousand, except share and per share data).

	2007	2008	2009
Net income attributable to NBG shareholders	1,318,791	821,424	527,049
Dividends to preference shares	-	(32,685)	(42,192)
Net income adjusted for EPS computation	1,318,791	788,739	484,857
Weighted average common shares outstanding at December 31	474,892,963	494,021,899	564,034,936
New shares relating to stock dividend (note 33)	19,067,838	-	-
Weighted average common shares outstanding as reported	493,960,801	494,021,899	564,034,936
Adjustment for the effect of bonus element of the share capital increase	40,405,994	40,410,992	-
Adjusted weighted average common shares outstanding for basic earnings per share	534,366,795	534,432,891	564,034,936
Dilutive shares	1,040,965	-	-
Adjusted weighted average common shares outstanding for dilutive earnings per share	535,407,760	534,432,891	564,034,936
Basic EPS	2.47	1.48	0.86
Diluted EPS	2.46	1.48	0.86

The per-share computations above reflect the additional shares relating to the stock dividend and the effect of the bonus element (i.e. issue of common stock at discount to market price) in the share capital increase took place in 2009, as described in note 33.

Common shares from stock options are not included in the computation of the dilutive EPS for 2008 and 2009 because their impact would be anti dilutive based on current market prices.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2009
Regulatory Capital Requirements [Abstract]
REGULATORY MATTERS

NOTE 36: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios determined on a risk-weighted basis, capital (as defined) to assets, certain off-balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk, of at least 8%. At least half of the required capital must consist of "Tier I" capital (as defined), and the rest of "Tier II" capital (as defined). The framework applicable to Greek banks conforms to European Union requirements, in particular the Own Funds, the Solvency Ratio and the Capital Adequacy Directives. However, under the relevant European legislation, supervisory authorities of the member states have some discretion in determining whether to include particular instruments as capital guidelines and to assign different weights, within a prescribed range, to various categories of assets.

As of December 31, 2009, the Bank had excess capital under the applicable regulatory framework. To be categorized as adequately capitalized the Bank must maintain minimum total risk-based and Tier I risk based ratios as set forth in the table below. There are no conditions or events since December 31, 2009 that management believes have changed the Bank's compliance with capital requirements.

The Bank's actual capital amounts and ratios are also presented in the table below (amounts are expressed in EUR thousand, except ratios):

			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
As of December 31, 2009:
Total Capital	8,418,339	16.4%	4,107,116	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	8,418,339	16.4%	2,053,558	4.0%
(to Risk-Weighted Assets)
As of December 31, 2008:
Total Capital	7,645,015	16.2%	3,773,468	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,832,099	14.5%	1,886,734	4.0%
(to Risk-Weighted Assets)
As of December 31, 2007:
Total Capital	7,269,038	17.1%	3,402,800	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,149,842	14.5%	1,701,400	4.0%
(to Risk-Weighted Assets)

The actual capital amounts and ratios for the Group are presented in the table below (amounts are expressed in EUR thousand, except ratios):

			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
As of December 31, 2009:
Total Capital	7,590,412	11.3%	5,392,548	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	7,590,412	11.3%	3,370,343	5.0%
(to Risk-Weighted Assets)
As of December 31, 2008:
Total Capital	6,481,075	10.3%	5,015,689	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	6,256,592	10.0%	3,134,806	5.0%
(to Risk-Weighted Assets)
As of December 31, 2007:
Total Capital	5,426,552	10.3%	4,236,211	8.0%
(to Risk-Weighted Assets)
Tier 1 Capital	4,881,207	9.2%	2,647,632	5.0%
(to Risk-Weighted Assets)

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2009
Fair Value Disclosures Abstract
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 37: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following information should not be interpreted as an estimate of the fair value of the entire Group. A fair value calculation is only provided for a limited portion of the Group's assets. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Group's disclosures and those of other companies may not be meaningful.

(a)       Financial instruments not measured at fair value

The following methods and assumptions were used to estimate the fair value of the Group's financial assets and liabilities, which are not recorded on the Group's balance sheet at fair value at December 31, 2008 and 2009:

Cash, deposits, repos, money market investments: The carrying amount of cash, deposits with central bank and other banks, repurchase and resale agreements and money market investments approximates their fair value.

Loans: Except for the loans designated at fair value (see (b) below), loans are not recorded at fair value on a recurring basis and their fair value is estimated for disclosure purposes only. The fair value of loans is estimated using discounted cash flow models. The discount rates are based on current market interest rates for loans with similar terms to borrowers of similar credit quality. For variable rate commercial loans that re-price frequently (within a relatively short time frame) and have no significant change in credit risk, fair value is based on carrying amount. Although the estimation of loan loss allowance for impaired loans secured with collateral takes into consideration, among other factors, the fair value of the collateral, only in rare cases repayment is expected to be provided solely by the underlying collateral. Therefore such loans are not considered to be "collateral-dependent" and are not disclosed as Level 3 fair value measurements on a non-recurring basis.

Held to maturity securities: The fair value of held to maturity investment securities is estimated using market prices, or if such are not available, using discounted cash flow models. The discount rates are based on current market interest rates offered for instruments with similar terms to the same borrowers or borrowers of similar credit quality.

Deposits: The fair value for demand deposits and deposits with no defined maturity is determined to be the amount payable on demand at the reporting date. The fair value for fixed-maturity deposits is estimated using discounted cash flow models based on rates currently offered for the relevant product types with similar remaining maturities.

Other borrowed funds and Long-term debt: Fair value is estimated using market prices, or if such are not available, using a discounted cash flow analysis, based on current market rates of similar maturity debt securities.

The table below presents the carrying amount and fair value of those financial assets and liabilities not recorded on the Group's balance sheet at fair value and whose fair value is materially different from the carrying amount.

	2008		2009
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(EUR in thousands)		(EUR in thousands)
Financial Assets:
Interest bearing deposits with banks	1,750,516	1,767,466	3,077,953	3,082,061
Held to maturity securities	130,548	132,919	99,604	100,182
Loans, net of allowance	68,016,998	67,870,169	72,922,138	73,269,534

Financial Liabilities:
Total deposits	77,733,893	77,856,679	87,025,742	87,055,068
Other borrowed funds	537,315	545,877	310,784	310,377
Long-term debt	4,229,760	4,121,303	1,867,270	1,905,105

(b)       Financial instruments measured at fair value

The table below presents the fair value of those financial assets and liabilities recorded on the Group's balance sheet at fair value analyzed by fair value measurement level as described in note 3.

At December 31, 2008 (as restated*)				Total assets/
				liabilities
	Fair value measurement using			at fair
	Level 1	Level 2	Level 3	value
	(EUR in thousands)
Assets
Money market investments	125,936	114,976	-	240,912
Trading assets	1,687,813	351,624	17,152	2,056,589
Derivative assets	2,754	1,474,627	76,959	1,554,340
Available-for-sale securities	6,513,063	5,109,336	628,442	12,250,841
Loans(1)	-	1,217,420	-	1,217,420
Other assets	285,925	-	-	285,925
Total Assets	8,615,491	8,267,983	722,553	17,606,027

Liabilities
Deposits(2)	-	2,719,534	69,358	2,788,892
Derivative liabilities	34,397	1,496,245	37,173	1,567,815
Long-term debt(1)	-	155,263	-	155,263
Total liabilities	34,397	4,371,042	106,531	4,511,970

* When preparing the disclosures for the year ended December 31, 2009, the Group identified that certain instruments in the amount of EUR 1,274 million, for which prices are obtained from the Bank of Greece’s Secondary Electronic Market for Greek Government bonds were inappropriately classified in Level 2 instead of Level 1. Furthermore, trading, derivative and available for sale instruments in the amounts of EUR 2 million, EUR 6 million and EUR 126 million respectively, were inappropriately disclosed as Level 2 instead of Level 3. Finally, certain deposits in the amount of EUR 87 million recorded at fair value through the profit and loss (with fair value adjustment of EUR 3 million) were inappropriately classified in Level 3 instead of Level 2.

At December 31, 2009				Total assets/
				liabilities
	Fair value measurement using			at fair
	Level 1	Level 2	Level 3	value
	(EUR in thousands)
Assets
Money market investments	1,111,955	127,912	-	1,239,867
Trading assets	2,819,565	285,058	63,117	3,167,740
Greek government bonds	2,058,414	3,678	8,766	2,070,858
Debt securities issued by other governments and public entities	153,812	41,174	-	194,986
Debt securities issued by Greek financial institutions	148,519	27,414	-	175,933
Debt securities issued by foreign financial institutions	271,451	18,882	53,689	344,022
Corporate debt securities issued by Greek companies	19,020	141,320	-	160,340
Corporate debt securities issued by foreign companies	112,397	52,590	662	165,649
Equity securities issued by Greek companies	29,692	-	-	29,692
Equity securities issued by foreign companies	7,682	-	-	7,682
Mutual fund units	18,578	-	-	18,578
Derivative assets	41,160	1,791,995	38,106	1,871,261
Available-for-sale securities	11,222,592	3,939,702	578,402	15,740,696
Greek government bonds	7,504,847	1,652,521	146,230	9,303,598
Debt securities issued by other governments and public entities	2,493,391	400,986	328,074	3,222,451
Corporate debt securities issued by companies incorporated in Greece	18,945	820,659	14,886	854,490
Corporate debt securities issued by companies incorporated outside Greece	362,138	1,065,507	89,212	1,516,857
Equity securities issued by companies incorporated in Greece	220,984	26	-	221,010
Equity securities issued by companies incorporated outside Greece	48,869	3	-	48,872
Mutual Fund units	573,418	-	-	573,418
Loans(1)	-	846,588	-	846,588
Other assets	289,153	62,306	-	351,459
Total Assets	15,484,425	7,053,561	679,625	23,217,611
Liabilities
Deposits(2)	-	803,776	4,893	808,669
Derivative liabilities	30,020	1,278,539	21,454	1,330,013
Long-term debt(1)	1,387,695	102,089	-	1,489,784
Total liabilities	1,417,715	2,184,404	26,347	3,628,466

(1) Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see note 14 and note 25).
(2) Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (note 20).

(c)       Level 3 financial instruments:

Derivative products valued using valuation techniques with significant unobservable inputs include certain correlation products, such as correlation between various interest indices or correlation between various currencies. They also include products where implied volatility represents a significant input.

Available for sale securities valued using valuation techniques with significant unobservable inputs principally comprise of securities that require correlation between various interest indices.

The tables below present a reconciliation of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3) during the years ended December 31, 2008 and December 31, 2009 including realized and unrealized gains/(losses) included in earnings and OCI.

	2008 (as restated*)
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer	Balance at
	beginning	included	included	issuances, and	into/(out of)	end of
	of year	in earnings	in OCI	settlements	of portfolio	year
Trading assets	76,344	(11,911)	-	22,463	(69,744)	17,152
Net Derivatives	(34,837)	70,856	-	3,767	-	39,786
Available-for-sale securities	459,395	6,365	(80,209)	173,147	69,744	628,442
Deposits	76,694	(3,141)	-	(4,195)	-	69,358

* Trading, derivative and available for sale instruments in the amounts of EUR 2 million, EUR 6 million and EUR 126 million respectively, were inappropriately disclosed as Level 2 instead of Level 3. Finally, certain deposits in the amount of EUR 87 million recorded at fair value through the profit and loss (with fair value adjustment of EUR 3 million) were inappropriately classified in Level 3 instead of Level 2.

	2009
	Balance at	Gain/(losses)	Gain/(losses)	Purchases,	Transfer	Balance at
	beginning	included	included	issuances, and	into/(out of)	end of
	of year	in earnings	in OCI	settlements	level 3	year
Trading assets	17,152	(22,218)	-	68,183	-	63,117
Greek government bonds	8,900	(574)	-	440	-	8,766
Debt securities issued by foreign financial institutions	8,252	(22,015)	-	67,452	-	53,689
Corporate debt securities issued by foreign companies	-	371	-	291	-	662
Net Derivatives	39,786	(4,740)	-	(18,394)	-	16,652
Available-for-sale securities	628,442	(12,502)	(14,272)	(1,042)	(22,224)	578,402
Greek government bonds	150,401	1,793	9,581	6,679	(22,224)	146,230
Debt securities issued by other governments and public entities	358,309	-	(22,085)	(8,150)	-	328,074
Corporate debt securities issued by companies incorporated in Greece	15,131	17	(262)	-	-	14,886
Corporate debt securities issued by companies incorporated outside Greece	104,601	(14,312)	(1,506)	429	-	89,212
Deposits	69,358	(2,912)	-	(61,553)	-	4,893

Gains and losses included in earnings are reported in Net trading (loss), except for bonds' amortization of premium/discount which amounts to EUR 8,873 thousand for the year ended December 31, 2008 and to EUR 20,846 thousand for the year ended December 31, 2009 which is reported in Net interest income before provision for loan losses.

For the year ended December 31, 2009, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR (36,786) thousand, EUR (13,932) thousand and EUR (4,572) thousand for trading assets, derivatives and deposits respectively.

For the year ended December 31, 2008, changes in unrealized gains/(losses) of Level 3 financial instruments still held at the reporting date amounted to EUR (16,119) thousand, EUR 52,329 thousand and EUR (2,895) thousand for trading assets, derivatives and deposits respectively.

The transfer out of level 3 relates to a security that gave the issuer the option after a certain period of time to change the interest rate on the bond to Euribor plus a spread, which the issuer exercised.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2009
Segment Reporting Abstract
SEGMENT INFORMATION

NOTE 38: SEGMENT INFORMATION

We measure the performance of each of our business segments primarily in terms of "profit before tax". Profit before tax and the business segment information of the Group, set forth below, is derived from the internal management reporting system used by management to measure the performance of the business segments. Unlike financial accounting, there is no authoritative body of guidance for management accounting. The business segment information, set forth below, is based on the financial information prepared in accordance with IFRS. Accordingly, the format and information is presented primarily on the basis of IFRS and is not consistent with the consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total profit before tax with income before income tax expense.

During 2009, the Group implemented certain changes in the internal segment reports that are reviewed by management. Therefore, certain comparative figures have been represented. In particular, certain items of total operating income have been re-presented from the "International" to the "Other" segment as certain asset and liability items were transferred to the "Other" segment and are no longer reported within the "International" segment. Furthermore, certain direct costs and allocated costs and provisions have been re-presented from the "International" to the "Other" segment for the same reason.

NBG Group manages its business through the following business segments:

Retail Banking

Retail banking includes all individual customers, professionals, small-medium and small sized companies (companies with annual turnover of up to 2.5 million euros) of the Greek operations. The Bank, through its extended network of branches, offers to its retail customers various types of deposit and investment products as well as a wide range of traditional services and products.

Corporate & Investment Banking

Corporate & Investment banking includes lending to all large and medium-sized companies, shipping finance and investment banking activities. The Group offers its corporate customers a wide range of products and services, including financial and investment advisory services, deposit accounts, loans (denominated in both euro and foreign currency), foreign exchange and trade service activities.

Global Markets and Asset Management

Global Markets and Asset management includes all treasury activities, private banking, asset management (mutual funds and closed end funds), custody services, private equity and brokerage.

Insurance

The Group offers a wide range of insurance products through its subsidiary company, EI and its subsidiaries in Greece, SE Europe and Turkey.

International

The Group's international banking activities, except Turkish operations, include a wide range of traditional commercial banking services, such as extensions of commercial and retail credit, trade financing, foreign exchange and taking of deposits. In addition, the Group offers shipping finance, investment banking and brokerage services through certain of its foreign branches and subsidiaries.

Turkish Operations

Following the acquisition of Finansbank, the Group's banking activities in Turkey include a wide range of traditional commercial banking services, such as extensions of commercial and retail credit, trade financing, foreign exchange and taking of deposits of Finansbank and its subsidiaries.

Other

Includes proprietary real estate management, hotel and warehousing business as well as unallocated income and expense of the Group (interest expense of subordinate debt, loans to the Bank's personnel etc.).

Breakdown by business segment
			Global
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
31 December 2007	Banking	Banking	Management	Insurance	International	Operations	Other	Group
	(EUR in thousands)
Net interest income	1,733,582	292,517	33,705	36,933	358,227	747,772	(151,619)	3,051,117
Net fee and commission income	203,198	64,130	158,447	224	100,446	249,473	(3,393)	772,525
Other	13,973	(61,564)	205,823	138,147	53,190	101,173	284,826	735,568
Total operating income	1,950,753	295,083	397,975	175,304	511,863	1,098,418	129,814	4,559,210
Direct costs	(612,561)	(51,057)	(87,648)	(183,169)	(276,058)	(505,381)	(286,232)	(2,002,106)
Allocated costs and provisions	(457,838)	(83,320)	(17,191)	(382)	(49,427)	(41,319)	(21,908)	(671,385)
Share of profit of associates	-	-	(361)	423	157	-	16,991	17,210
Profit before tax	880,354	160,706	292,775	(7,824)	186,535	551,718	(161,335)	1,902,929
Tax expense								(258,808)
Profit for the period								1,644,121
Non-controlling interest								(18,806)
Profit attributable to NBG shareholders								1,625,315
Segment assets	27,439,135	14,420,429	17,975,160	2,758,878	10,916,878	14,194,105	2,235,455	89,940,040
Tax assets								445,534
Total assets								90,385,574
Other Segment items
Depreciation, amortisation & impairment charges	18,270	735	13,737	9,899	29,651	31,058	72,930	176,280
Provision for loans impairment & advances	187,741	48,430	-	-	39,984	41,319	12,723	330,197
Breakdown by business segment
			Global
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
31 December 2008	Banking	Banking	Management	Insurance	International	Operations	Other	Group
	(EUR in thousands)
Net interest income	1,718,379	324,967	200,908	46,097	454,389	872,623	(37,829)	3,579,534
Net fee and commission income	189,667	65,826	113,335	6,414	106,583	291,839	(1,595)	772,069
Other	1,087	(62,487)	172,794	142,412	60,680	37,399	222,343	574,228
Total operating income	1,909,133	328,306	487,037	194,923	621,652	1,201,861	182,919	4,925,831
Direct costs	(630,072)	(46,005)	(83,807)	(172,360)	(309,286)	(564,677)	(226,795)	(2,033,002)
Allocated costs and provisions	(565,018)	(86,039)	(32,679)	(2,147)	(83,730)	(114,750)	(42,520)	(926,883)
Share of profit of associates	-	-	(468)	595	440	-	(29,499)	(28,932)
Profit before tax	714,043	196,262	370,083	21,011	229,076	522,434	(115,895)	1,937,014
Tax expense								(352,071)
Profit for the period								1,584,943
Minority interest								(38,931)
Profit attributable to NBG shareholders								1,546,012
Segment assets as at 31 December 2008
Segment assets	28,511,304	18,429,200	23,312,965	2,380,694	11,073,694	14,451,982	2,790,681	100,950,520
Tax assets								372,722
Total assets								101,323,242
Segment liabilities as at 31 December 2008
Segment liabilities	49,416,519	2,648,128	18,906,584	2,440,978	5,799,090	10,698,427	3,029,591	92,939,317
Tax liabilities								116,871
Total assets								93,056,188
Depreciation, amortisation & impairment charges	16,820	807	7,597	9,364	28,139	40,011	88,167	190,905
Credit provisions and other impairment charges	259,493	42,581	15,151	1,586	83,730	114,750	20,340	537,631
Non-current asset additions	33,035	412	3,766	8,213	59,747	69,118	205,156	379,447
Breakdown by business segment
			Global
		Corporate &	markets &
12-month period ended	Retail	Investment	Asset			Turkish
31 December 2009	Banking	Banking	Management	Insurance	International	Operations	Other	Group
	(EUR in thousands)
Net interest income	1,402,316	536,138	584,022	48,832	488,762	942,830	(62,611)	3,940,289
Net fee and commission income	166,243	72,270	95,488	3,872	94,040	254,572	(71)	686,414
Other	(26,448)	(67,169)	268,099	149,498	17,873	96,860	11,679	450,392
Total operating income	1,542,111	541,239	947,609	202,202	600,675	1,294,262	(51,003)	5,077,095
Direct costs	(670,025)	(53,509)	(80,863)	(182,574)	(303,132)	(523,994)	(261,244)	(2,075,341)
Allocated costs and provisions	(798,813)	(207,704)	(188,817)	(70,049)	(189,308)	(250,085)	(45,030)	(1,749,806)
Share of profit of associates	-	-	(1,429)	560	783	(190)	393	117
Profit before tax	73,273	280,026	676,500	(49,861)	109,018	519,993	(356,884)	1,252,065
Tax expense								(288,720)
Profit for the period								963,345
Non-controlling interest								(40,777)
Profit attributable to NBG shareholders								922,568
Segment assets	31,961,306	18,639,070	26,859,396	2,851,745	11,446,389	15,819,570	5,453,008	113,030,484
Tax assets								363,699
Total assets								113,394,183
Other Segment items
Depreciation, amortisation & impairment charges	20,096	1,021	5,011	9,509	33,295	42,186	110,795	221,913
Provision for loans impairment & advances	442,576	151,257	170,331	69,431	189,308	250,085	22,184	1,295,172

Reconciliation of Profit before tax per IFRS to Income before income tax expense per US GAAP for segment reporting purposes	2007	2008	2009
Profit before tax	1,902,929	1,937,014	1,252,065
Dividend paid and transactions on financial instruments classified within equity under IFRS	(109,397)	252,706	186,289
Hedging of Interest Rate Risk and Net Investment Hedge	(133,589)	(885,202)	(430,170)
Fixed assets measurement difference	60,510	31,761	26,810
Effective Interest Rate income recognition method	(6,853)	(77,446)	(88,820)
Redeemable non-controlling interests	(59,272)	(11,260)	(1,282)
Foreign exchange differences on AFS debt securities	9,247	(97,381)	28,800
Fair value option used under IFRS not available under US GAAP until January 1, 2009	4,016	-	-
Difference of equity in earnings of investees	11,412	8,268	(21,515)
Impairment of AFS securities	-	-	(120,538)
Other	16,286	(13,291)	(21,734)
Income before income tax expense	1,695,289	1,145,169	809,905

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2009
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 39: EMPLOYEE BENEFIT PLANS

(a)       Defined Contribution Plans

National Bank of Greece Pension Plan

In accordance with Greek Law 3655/2008, applicable from April 2008, the Bank's main pension plan, which was a defined-contribution plan, has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Pursuant to Law 3655/2008, the Bank will contribute EUR 25.5 million into IKA—ETAM per year for 15 years starting from December 2009. This legislation also prescribes that employer contributions made by the Bank will be reduced every three years in equal increments starting from 2013 from 26.5% until they reach 13.3% for employees who joined any social security plan prior to January 1, 1993. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

National Bank of Greece Auxiliary Pension Plan

In 2005 and 2006, the Hellenic Republic passed legislation permitting bank employee auxiliary pension schemes to merge with the new Insurance Fund of Bank Employees ("ETAT"). The relevant legislation provides that, in connection with the merger of auxiliary schemes with ETAT, the relevant employer shall make a payment to ETAT solely in an amount to be determined by an independent financial report commissioned by the Ministry of Finance pursuant to this legislation. Subsequently, in April 2006 the Bank applied under Law 3371/2005, as amended, to merge its Auxiliary Pension Fund, a defined-contribution plan, into ETAT. Consequently, the Bank may have to contribute a significant amount to ETAT in relation to this merge.

The Bank's employees' Auxiliary Pension Plan provides for defined contributions to be made by the Bank at a rate of 9% of the employee's salary. Benefits paid are determined by years of service with the Bank and the employee's final pensionable pay. Under Law 3371/2005 employees hired after January 1, 2005 are insured in the auxiliary social security fund IKA—ETEAM. The Bank pays its contributions to IKA ETEAM since May 1, 2007.

Ethniki Hellenic General Insurance Company Benefit Plan

As for the Bank's main pension plan, following legislation passed in April 2008, the post-retirement and health plan of EI has been incorporated into the main pension branch of the state sponsored social security fund IKA—ETAM as of August 1, 2008. Employer contributions made by EI will be reduced every three years in equal increments until they reach 13.3% for employees who joined any social security plan prior to January 1, 1993. Employer contributions for employees who joined any social security fund post January 1, 1993, will remain at 13.3%.

Other Defined Contribution Pension Plans

The London branch of the Bank and Group companies among which UBB, SABA, Ethniki Asset Management, NBGI and NBGI PE also make contributions to other defined contribution pension plans and funds for their employees.

Defined contribution health plans

Contributions by the Bank to the National Bank of Greece Health Plan (T.Y.P.E.T.) amount to 6.25% of employees' salaries. Employees' contributions amount to 2.5% of their salaries. Additional contributions are paid for insured members of the employees' families (such as spouse that does not work and children), and are increased further in the event that the insured spouse is employed or that members of the paternal family are also insured. Contributions of retired employees amount to 4% of their pensions, while additional contributions are paid for other insured members of their families. T.Y.P.E.T. offers health benefits to employees before and after their retirement, and to insured members of their families.

Total contributions to social security funds, state run plans and defined contribution plans for 2008 and 2009 were EUR 333.1 million and EUR 371.1 million respectively. As mentioned above, as of August 1, 2008, the Bank's pension plan and the pension branch of EI benefit plan were incorporated in IKA-ETAM and therefore ceased to exist as separate defined contribution plans.

(b)       Plans that the Bank does not contribute to

National Bank of Greece Lump Sum Benefit Plan

The Group does not pay contributions to the aforementioned plan.

(c)       Defined Benefit Plans

Statutory retirement indemnities

Most NBG Group companies are required by local law to offer retirement indemnities to employees leaving service to retire. Such retirement indemnities are in the form of a lump-sum based usually on final salary and years of service, the calculation of which depends on the jurisdiction in which the company operates and the employee's profession (e.g. Greek law provides for different indemnities for salaried employees, wage earners and lawyers). In some cases, Group company regulations provide for additional benefits to employees above the statutory minimum.

Lump sum and annuity benefits

Most EI and former Ethnokarta employees are entitled to benefits from Deposit Administration Fund (DAF) type policies, which offer lump sum benefits and pension benefits additional to those offered by social security funds or main pension plans. Such benefits are usually based on the employees' salary and years of service, and vary depending on the provisions of each policy. NBG Cyprus sponsors a Gratuity Plan for its employees, offering lump sum benefits based on final pay and years of service.

Benefits for the employees' children

Benefits to employees' children are lump sum and are also based on the parents' salary and pension where applicable and on the age at which the child receives the benefits. Such benefits are offered to former Ethnokarta employees' children through a DAF type policy, as well as to the Bank's employees' children through a separate fund. Net periodic costs for these defined benefit plans and termination indemnities include the following components which are recognised in the income statement for the periods ended:

	2007	2008	2009
	(EUR in thousands)
Service cost	14,327	11,857	15,918
Interest cost	17,688	19,066	21,695
Expected return on plan assets	(10,982)	(12,809)	(2,281)
Amortization of actuarial losses	3,536	1,132	17,816
Amortization of prior year cost	81	97	1,769
Costs of additional benefits	36,782	22,611	29,466
Other expense (income)	402	-	-
Net periodic pension cost	61,834	41,954	84,383

Included in cost of additional benefits in 2007 are costs of voluntary retirement schemes of Group companies: EI EUR 29.5 million, the former National Management and Organization Company ("Ethnokarta") which was merged into the Bank in October 2007 EUR 5.0 million and ASTIR Palace Vouliagmenis EUR 1.4 million, as well as small costs of additional payments to employees mainly by Group banks Finansbank and Vojvodjanska.

Included in cost of additional benefits in 2008 are costs of voluntary retirement schemes of Group companies: EI EUR 16.8 million and Vojvodjanska EUR 1.4 million.

Included in cost of additional benefits in 2009 are costs of voluntary retirement schemes of Group companies: EI EUR 24.6 million.

The decrease in the expected return of plan assets in 2009 is mainly due to the fall in value of plan assets between December 31, 2007 and December 31, 2008, resulting from the decrease in the value of the common stock of the Bank during the same period. The proportion of the Bank's common stock in plan assets is analyzed below. The decrease in the value of common stock of the Bank was recognised in "other comprehensive income" and will be amortized over the average remaining future working life of the employees participating in the relevant plans.

Weighted average assumptions used to determine the net periodic pension cost for the years ended December 31:

	2007	2008	2009
Discount rate	4.7%	5.4%	5.4%
Expected return on plan assets	7.4%	7.2%	6.1%
Rate of compensation increase	4.6%	4.6%	5.3%

To set the expected long-term rate of return assumptions the Group uses forward-looking assumptions. In particular, as regards Greek equities, the Group used the return on 10-year government bonds as at the end of the reporting period plus an equity risk premium based on a basket of company shares listed on the Athens Stock Exchange. As regards Deposit Administration Fund assets, the 10-year term deposit EUR rate is used, adjusted for past return experience.

The aggregated funding status recognized in the consolidated balance sheet is reconciled below as follows for the years ended December 31:

	2007	2008	2009
	(EUR in thousands)
Change in pension benefit obligation (“PBO”):
PBO, beginning of year	392,106	413,441	482,069
Acquisition/Disposal of subsidiaries	5,226	-	-
Service cost	14,327	11,857	15,918
Interest cost	17,688	19,066	21,695
Employee contributions	7,366	7,093	6,752
Actuarial loss/(gain)	(4,109)	85,140	14,016
Adjustment for disposal and other	920	993	(1,566)
Benefits paid from the Fund	(25,823)	(53,624)	(56,795)
Benefits paid directly by the Group	(21,554)	(17,197)	(25,610)
Settlements/Terminations/Curtailments	27,259	13,737	15,085
Prior service cost arising over last period	35	1,563	1,332
PBO, end of year	413,441	482,069	472,896

	2007	2008	2009
	(EUR in thousands)
Change in plan assets:
Fair value, beginning of year	146,402	183,193	68,001
Actual return on assets	41,762	(94,782)	19,517
Employer contributions	13,486	26,360	38,713
Employee contributions	7,366	7,093	6,752
Expenses	-	(239)	(7,220)
Benefits paid	(25,823)	(53,624)	(56,795)
Fair value, end of year	183,193	68,001	68,968

The amounts recognized in the statement of financial position at December 31, are as follows:
	2007	2008	2009
Funded status, end of year	(230,248)	(414,069)	(403,928)

The weighted‑average assumptions used in determining the benefit obligation of such plans at December 31, are as follows:
	2007	2008	2009
Discount rate	5.4%	5.4%	5.2%
Rate of compensation increase	4.6%	5.3%	5.1%
Pension increase	2.5%	2.5%	2.5%

Additional year-end information for pension plans with accumulated benefit obligations in excess of plan assets at December 31:
	2007	2008	2009
	(EUR in thousands)
Projected benefit obligation	283,145	482,069	472,896
Accumulated benefit obligation	224,828	378,144	369,281
Fair value of plan assets	54,488	68,001	68,968

The amounts recognized in "other comprehensive income" at December 31, are as follows:
	2007	2008	2009
	(EUR in thousands)
Net actuarial losses	28,925	215,115	184,321
Prior Service cost	421	1,886	2,340

The estimated amounts to be amortized from accumulated other comprehensive income into net periodic benefit cost during financial year 2010 are EUR 0.2 million of prior service cost and EUR 14.9 million of net actuarial loss.

The following table indicates actual and targeted plan asset allocation for the Group's funded defined benefit pension plans:
	2008		2009		2010
	Amount	Proportion	Amount	Proportion
	(EUR in		(EUR in
	thousands)		thousands)
Equity securities	40,259	59%	54,868	80%	70%–90%
Real estate	4,500	7%	—	—
Other	23,242	34%	14,100	20%	10%–30%

Total	68,001	100%	68,968	100%

The overall investment objective of the Group is to optimize returns at an acceptable level of risk within the requirements of the local laws, where applicable.

All equity securities are the Bank's own equity securities, real estate refers to office premises occupied by the Bank, and 'other' relate to deposits and assets of deposits and assets of deposit administration fund policies issued by the Group's main insurance company EI.

Benefit payments projected to be made from the defined benefit Pension Plans are as follows:
Benefit
payments projected
(EUR in thousands)
2010	77,652
2011	26,543
2012	31,177
2013	31,087
2014	35,656
2015–2019	216,560
The contributions and retirement indemnities expected to be paid by the Group to funded plans in 2010 are approximately EUR 20.3 million and EUR 15.8 million respectively.

SHARE BASED PAYMENT	12 Months Ended
Dec. 31, 2009
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
SHARE BASED PAYMENT

NOTE 40: SHARE BASED PAYMENT

At the General Meeting held on June 22, 2005, a stock option program was approved for the executive Directors, executive management and personnel of the Group (Program A). The maximum number of new ordinary shares to be issued under Program A was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program A is set to last for five years and expires in 2010. Under the terms of Program A, the exercise price range is between EUR 5.00 and 70% of the average market price for the ordinary shares over a period starting on January 1 of the financial year during which such rights were granted until and including the first exercise date.

At the repeat General Meeting held on June 1, 2006, a new Group-wide stock option program was approved for the Bank's executive Directors, executive management and personnel of the Group (Program B). The maximum number of new ordinary shares to be issued under Program B was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program B shall last five years and expires in 2011. Under the terms of Program B, the exercise price range is between EUR 5.00 and 70% of the average market price for the ordinary shares over a period starting on June 2, 2006 until the date at which such rights are first exercised.

At the repeat General Meeting held on June 28, 2007, the shareholders of the Bank approved a new Group-wide stock option program for the Bank's executive Directors, executive management and personnel of the Group (Program C). Program C is set to last eight years and expires in 2015. The stock options must be granted up until 2010. The maximum number of new ordinary shares to be issued under Program C was originally set at 12 million and adjusted to approximately 12.5 million as a consequence of four for every hundred shares held issue as stock dividend, in accordance with the resolution passed at the repeat General Meeting held on May 15, 2008. The maximum number of options that can be granted per year cannot exceed 1% of the total number of ordinary shares outstanding. The strike price shall be within the range of EUR 5.00 to 85% of the average market price of the ordinary shares within the time period from January 1 of the year the options are granted until October 31 of that same year. No stock options have been granted under this program.

In all three stock option programs, adjustments to the number of options not yet granted or exercised, the ordinary shares underlying those options and the strike price for exercising those are made to maintain the economic value of those options in cases where the Bank's share capital has changed.

On November 29, 2006, the Board of Directors approved the issue of 2,992,620 share options under Program A. The exercise price was set at EUR 23.80 per share and has been subsequently adjusted to EUR 21.15 due to the share capital increase resolved by the shareholders of the Bank at the General Meeting held on May 15, 2008 and the share capital increase resolved by the Board of Directors of the Bank on June 18, 2009. Outstanding options may be exercised between December 1 and 10, 2010. On November 1, 2007, the Board of Directors approved the issue of a further 496,500 share options under Program A at the original exercise price which was also adjusted to EUR 21.15 due to the share capital increase resolved by the shareholders of the Bank at the General Meeting held on May 15, 2008 and the share capital increase resolved by the Board of Directors of the Bank on June 18, 2009. Outstanding options may be exercised between December 1 and 10, 2010.

After December 10, 2010, the unexercised options are cancelled. The options are forfeited if the employee is fired with cause and may be forfeited or maintained pursuant to a discretionary decision of the Bank's Board of Directors if the employee resigns from the Group before the options are exercised.

On November 1, 2007, the Board of Directors approved the issuance of 3,014,100 share options under Program B. The exercise price was originally set at EUR 23.00 per share and has been subsequently adjusted to EUR 20.45 due to the share capital increase resolved by the shareholders of the Bank at the General Meeting held on May 15, 2008 and the share capital increase resolved by the Board of Directors of the Bank on June 18, 2009. All outstanding options may be exercised between June 1 and 10, 2011.

After June 10, 2011, the unexercised options are cancelled. The options are forfeited if the employee is fired with cause and may be forfeited or maintained pursuant to a discretionary decision of the Bank's Board of Directors if the employee resigns from the Group before the options are exercised.

Following a resolution by the Board of Directors of the Bank on August 28, 2009, the number of all outstanding options under both Programs A and B is to be multiplied by a factor of 1.082 (rounded to the nearest integer) due to the share capital increase resolved by the Board of Directors of the Bank on June 18, 2009.

In view of the above, the 2008 comparatives have been adjusted.

Details of the share options outstanding during the period to December 31, 2009 and December 31, 2008 are as follows:

Stock options			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
	Balance	price	term	value
		(EUR)		(EUR)
Outstanding at January 1, 2009	4,323,079	20.80	-	-
Granted during the year	-	-	-	-
Cancelled during the year	(152,923)	20.66	-	-
Exercised during the year	(19,693)	20.90	-	-
Outstanding at December 31, 2009	4,150,463	20.79	1.26	-
Vested but not exercised at December 31, 2009	2,968,420	20.93	1.16	-

The weighted average exercise price per option was EUR 20.45 and EUR 20.90 for 2008 and 2009 respectively and the weighted average remaining contractual term of options outstanding is 2.23 and 1.26 years for 2008 and 2009 respectively. As of December 31, 2009, there was EUR 4.4 million of total unrecognized compensation cost related to non vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 0.5 year. Due to the current financial crisis the Bank's market share price fell below the exercise price of the option so that its intrinsic value is nil. The aggregate intrinsic value for options exercised in 2008 and 2009 was nil.

No new options were granted in 2008 or 2009. The weighted average fair value of the options granted in 2007 is EUR 17.66 respectively. The total fair value of options vested during 2008 and 2009 was EUR 19,677 thousand and EUR 7,720 thousand. This fair value was calculated using the Black-Scholes option-pricing model. The inputs into the model were as follows:

Option pricing model—Inputs	2007	2008	2009
Share price	EUR 41.00	—	—
Weighted Average Exercise price	EUR 23.12	—	—
Exercise period (years)	2.02	—	—
Expected volatility	24.0%	—	—
Risk free rate	4.4%	—	—
Expected dividend yield	2.1%	—	—

The weighted average expected volatility was determined by calculating the historical volatility of the Bank's share price over the last 18 months. Also, expected future volatility has been taken into account. The assumption for forfeitures was estimated to 5% for each year.

The total expense recognized during, 2007, 2008 and 2009 amounted to, EUR 29.5 million, EUR 6.1 million and EUR 8.3 million respectively.

ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS	12 Months Ended
Dec. 31, 2009
Comprehensive Income Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
NOTE 41: ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS
The components of accumulated other comprehensive income, net of taxes, comprise:
		Unrealized
		gains/(losses) on		Accumulated
	Foreign	Available-		Other
	Currency	for-Sale	Pension	Comprehensive
	Items	Securities	liability	Income
	(EUR in thousands)
Balance, January 1, 2007	(7,724)	26,144	(67,155)	(48,735)
Changes during 2007	315,070	(38,281)	43,006	319,795
Balance, December 31, 2007	307,346	(12,137)	(24,149)	271,060
Changes during 2008	(1,032,477)	(785,324)	(150,098)	(1,967,899)
Balance, December 31, 2008	(725,131)	(797,461)	(174,247)	(1,696,839)
Changes during 2009	(55,790)	211,144	24,358	179,712
Balance, December 31, 2009	(780,921)	(586,317)	(149,889)	(1,517,127)

FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2009
Foreign Exchange Position Abstract
FOREIGN EXCHANGE POSITION

NOTE 42: FOREIGN EXCHANGE POSITION

At December 31, 2009, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 27,068,002 thousand (EUR 25,201,480 thousand for 2008 and EUR 22,040,272 thousand for 2007) and EUR 20,759,532 thousand (EUR 21,654,526 thousand for 2008 and EUR 22,483,810 thousand for 2007), respectively.

POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2009
Post Balance Sheet Events Abstract
POST BALANCE SHEET EVENTS

NOTE 43: POST BALANCE SHEET EVENTS

Annual General Meeting

On May 21, 2010, the annual Ordinary General Meeting of the Bank's Shareholders, approved the following:

(a)       The distribution of dividends to the holders of our non-cumulative, non-voting, redeemable preference shares of EUR 42.2 million (USD 56.25 million) after withholding taxes, pursuant to their terms.

(b)       The payment to the Greek State the amount of EUR 35 million regarding the fixed return of the 70,000,000 Redeemable Preference Shares.

(c)       No dividends were declared to the ordinary shareholders, following the participation of the Bank in the Hellenic Republic bank support plan.

Other

On February 18, 2010, the 2nd Repeat General Meeting of the Bank's shareholders authorized the Board of Directors to issue bonds convertible to shares, as per the provisions of articles 3a and 13 of the Companies Act and article 5 of the Bank's Articles of Association, for a period of five years, up to an amount corresponding to 50% of the paid-up share capital of the Bank as at the time of the assignment of the said right, i.e. EUR 1,696 million. The Meeting leaves it to the Board to decide the particular terms and details of such issuance, as well as the procedure by which the bonds will be converted to shares.

On March 30, 2010, the Bank issued the fourth series of covered bonds of EUR 1.5 billion, with a maturity of eight years (with additional ten years extension option) and are secured primarily by residential mortgage loans. The bonds pay interest quarterly at a rate of ECB's refinancing rate plus a margin of 1.90%. The issue forms part of the existing Bank's EUR 10 billion covered bonds program.

On April 12, 2010, the Bank, under the provisions of Law 3723/2008, obtained from Public Debt Management Agency, Greek government bonds of EUR 787 million collateralized with shipping and mortgage loans.

On April 23, 2010, a tax law (Law 3842/2010) was enacted, according to which the corporate income tax rate applying to distributed profits is set at 40%, whereas the corporate income tax rate applying to undistributed profits will be gradually reduced by 1% each year from 24% in 2010 to 20% in 2014. The new rate for distributed profits shall apply to profits of years ending from December 31, 2010 onwards.

According to the same law, the receivable amount of withholding taxes which is reflected in the banks' corporation tax returns for the year 2009 is not refunded provided that it relates to taxes withheld on bond interest income. The Bank estimated the relevant amount at EUR 54,774 thousand.

On April 26, 2010, under the government-guaranteed borrowings facility provided by Law 3723/2008, the Bank issued EUR 2,500 million Floating Rate Notes, bearing interest at a rate of three-month EURIBOR plus 250 bps paid on an annual basis and are due in April 2013.

On May 4, 2010, under the government-guaranteed borrowings facility provided by Law 3723/2008, the Bank issued EUR 1,345 million and EUR 655 million Floating Rate Notes, bearing interest at a rate of three-month EURIBOR plus 500 bps paid on an annual basis and are due in May 2013.

On May 11, 2010, the Bank issued the fifth series of covered bonds of EUR 1 billion, with a maturity of ten years (with additional ten years extension option), which are secured primarily by residential mortgage loans bearing interest at a rate of ECB's refinancing rate plus a margin of 250 bps paid on a quarterly basis. The issue forms part of the existing Bank's EUR 10 billion covered bonds program.

On May 6, 2010, a new tax (Law 3845/2010) was enacted, according to which entities with net gains in excess of EUR 100 thousand are required to pay additional income tax for purposes of reducing the State deficit as agreed with International Monetary Fund (IMF) and European Union (EU). The Group estimated the total additional tax for the fiscal year ended December 31, 2009 at the amount of EUR 37,823 thousand.

On June 21, 2010 the Bank established its second Covered Bond Programme ("EUR 15bn Covered Bond Programme II of National Bank of Greece S.A.") under which on June 24, 2010 the Bank issued three Series of EUR 1 billion each. The first Series have a five years maturity (with additional ten years extension option) and bear interest at a rate of ECB's refinancing rate plus a margin of 170 bps paid on a quarterly basis. The second Series have a seven years maturity (with additional ten years extension option) and bear interest at a rate of ECB's refinancing rate plus a margin of 200 bps paid on a quarterly basis. The third Series have a nine years maturity (with additional ten years extension option) and bear interest at a rate of ECB's refinancing rate plus a margin of 230 bps paid on a quarterly basis.

On June 28, 2010, under the government-guaranteed borrowings facility provided by Law 3723/2008, the Bank issued EUR 4,265.6 million Floating Rate Notes, bearing interest at a rate of three-month Euribor plus 500 bps paid on an annual basis and are due in June 2013.

Reclassification of securities

Due to the recent crisis in the Hellenic bonds market, the Group reclassified, in the first quarter of 2010, trading bonds amounting to EUR 276.8 million to available-for-sale and EUR 290.8 million to held-to-maturity. Furthermore, the Group reclassified EUR 1,826.8 million bonds from available for sale into held to maturity because it now intends to hold these bonds until maturity.